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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna

1345 Avenue of the Americas New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30, 2010

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments

Allianz Funds:
CCM Capital Appreciation Fund
CCM Emerging Companies Fund
CCM Focused Growth Fund
CCM Mid-Cap Fund
NACM Emerging Markets Opportunities Fund
NACM Global Fund
NACM Growth Fund
NACM Income & Growth Fund
NACM International Fund
NACM Mid-Cap Growth Fund
NACM Pacific Rim Fund
NFJ All-Cap Value Fund
NFJ Dividend Value Fund
NFJ International Value Fund
NFJ Large-Cap Value Fund
NFJ Mid-Cap Value Fund
NFJ Renaissance Fund
NFJ Small-Cap Value Fund
OCC Growth Fund
OCC Opportunity Fund
OCC Target Fund
RCM Disciplined International Equity Fund
RCM Global Resources Fund
RCM Global Small-Cap Fund
RCM Large-Cap Growth Fund
RCM Mid-Cap Fund
RCM Strategic Growth Fund
RCM Technology Fund
RCM Wellness Fund

Schedule of Investments

CCM Capital Appreciation Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.8%
Aerospace & Defense—2.3%
Goodrich Corp.	140,410	$9,902
Northrop Grumman Corp.	176,080	11,545

		21,447

Air Freight & Logistics—1.2%
United Parcel Service, Inc., Class B	177,730	11,448

Airlines—1.3%
Southwest Airlines Co.	889,580	11,760

Auto Components—1.1%
Johnson Controls, Inc.	320,086	10,560

Biotechnology—3.2%
Amgen, Inc. (a)	181,890	10,870
Biogen Idec, Inc. (a)	164,730	9,449
Gilead Sciences, Inc. (a)	206,520	9,392

		29,711

Building Products—1.2%
Owens Corning (a)	419,570	10,674

Capital Markets—3.3%
BlackRock, Inc.	43,840	9,547
Goldman Sachs Group, Inc.	58,560	9,992
Lazard Ltd., Class A	303,950	10,851

		30,390

Chemicals—2.4%
CF Industries Holdings, Inc.	117,580	10,721
EI Du Pont de Nemours & Co.	311,740	11,609

		22,330

Commercial Banks—1.3%
Wells Fargo & Co.	372,700	11,598

Communications Equipment—2.4%
Cisco Systems, Inc. (a)	846,710	22,040

Computers & Peripherals—8.7%
Apple, Inc. (a)	117,290	27,555
EMC Corp. (a)	607,140	10,953
Hewlett-Packard Co.	285,350	15,166
International Business Machines Corp.	133,760	17,155
NetApp, Inc. (a)	281,640	9,170

		79,999

Consumer Finance—1.2%
American Express Co.	271,700	11,210

Containers & Packaging—1.1%
Crown Holdings, Inc. (a)	369,920	9,973

	Shares	Value* (000s)
Electrical Equipment—2.5%
Cooper Industries PLC	258,480	$12,392
Emerson Electric Co.	218,680	11,008

		23,400

Electronic Equipment, Instruments & Components—1.3%
Agilent Technologies, Inc. (a)	342,810	11,789

Energy Equipment & Services—1.3%
Cameron International Corp. (a)	289,290	12,399

Food & Staples Retailing—4.5%
Costco Wholesale Corp.	180,170	10,758
Walgreen Co.	314,160	11,652
Wal-Mart Stores, Inc.	348,330	19,367

		41,777

Food Products—3.8%
Archer-Daniels-Midland Co.	414,760	11,987
General Mills, Inc.	162,190	11,481
HJ Heinz Co.	245,460	11,195

		34,663

Health Care Equipment & Supplies—2.2%
Hospira, Inc. (a)	168,620	9,552
Medtronic, Inc.	247,710	11,154

		20,706

Health Care Providers & Services—3.6%
AmerisourceBergen Corp.	410,200	11,863
McKesson Corp.	183,830	12,081
Medco Health Solutions, Inc. (a)	148,970	9,618

		33,562

Hotels, Restaurants & Leisure—2.6%
McDonald’s Corp.	183,550	12,246
Starbucks Corp. (a)	497,270	12,069

		24,315

Household Durables—2.3%
Leggett & Platt, Inc.	574,720	12,437
NVR, Inc. (a)	11,590	8,420

		20,857

Household Products—2.3%
Kimberly-Clark Corp.	158,540	9,969
Procter & Gamble Co.	174,320	11,029

		20,998

Industrial Conglomerates—1.2%
3M Co.	132,380	11,063

Insurance—2.7%
Lincoln National Corp.	394,010	12,096
Prudential Financial, Inc.	218,200	13,201

		25,297

Internet & Catalog Retail—1.3%
Amazon.com, Inc. (a)	88,460	12,007

Schedule of Investments

CCM Capital Appreciation Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Internet Software & Services—3.2%
eBay, Inc. (a)	479,930	$12,934
Google, Inc., Class A (a)	29,630	16,801

		29,735

Life Sciences Tools & Services—1.2%
Thermo Fisher Scientific, Inc. (a)	212,480	10,930

Machinery—1.8%
Dover Corp.	252,070	11,784
Joy Global, Inc.	89,612	5,072

		16,856

Media—3.7%
Comcast Corp., Class A	636,200	11,973
DIRECTV, Class A (a)	331,850	11,220
Omnicom Group, Inc.	274,130	10,639

		33,832

Metals & Mining—0.5%
Cliffs Natural Resources, Inc.	64,780	4,596

Multiline Retail—1.1%
Nordstrom, Inc.	254,530	10,398

Oil, Gas & Consumable Fuels—1.7%
Occidental Petroleum Corp.	126,300	10,678
Peabody Energy Corp.	118,760	5,427

		16,105

Pharmaceuticals—3.4%
Abbott Laboratories	192,050	10,117
Johnson & Johnson	162,480	10,594
Merck & Co., Inc.	281,095	10,499

		31,210

Road & Rail—1.3%
Norfolk Southern Corp.	214,150	11,969

Semiconductors & Semiconductor Equipment—2.4%
Broadcom Corp., Class A	351,880	11,675
Texas Instruments, Inc.	428,060	10,475

		22,150

Software—8.0%
BMC Software, Inc. (a)	242,150	9,202
CA, Inc.	377,860	8,868
McAfee, Inc. (a)	271,810	10,908
Microsoft Corp.	1,014,070	29,682
Oracle Corp.	606,810	15,589

		74,249

Specialty Retail—2.5%
Bed Bath & Beyond, Inc. (a)	266,610	11,667
Home Depot, Inc.	351,420	11,368

		23,035

	Shares	Value* (000s)
Textiles, Apparel & Luxury Goods—2.0%
Coach, Inc.	245,380	$9,697
Polo Ralph Lauren Corp.	102,710	8,735

		18,432

Tobacco—1.3%
Philip Morris International, Inc.	237,210	12,373

Trading Companies & Distributors—1.3%
W.W. Grainger, Inc.	111,700	12,077

Wireless Telecommunication Services—1.1%
American Tower Corp., Class A (a)	239,560	10,208

Total Common Stock (cost—$753,425)		914,128

	Principal Amount (000s)
Repurchase Agreement—1.1%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $10,085; collateralized by Federal Home Loan Bank, 0.70%, due 4/18/11, valued at $4,256 including accrued interest and Federal Home Loan Bank Discount Notes, zero coupon, due 4/23/10, valued at $6,035 (cost—$10,085)	$10,085	10,085

Total Investments (cost—$763,510) —99.9%		924,213

Other assets less liabilities—0.1%		747

Net Assets—100.0%		$924,960

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

CCM Emerging Companies Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.7%
Aerospace & Defense—0.3%
Astronics Corp. (a)	25,015	$244

Airlines—0.7%
Hawaiian Holdings, Inc. (a)	69,700	514

Auto Components—2.3%
Dorman Products, Inc. (a)	55,630	1,056
Drew Industries, Inc. (a)	35,180	775

		1,831

Beverages—0.8%
National Beverage Corp.	59,850	665

Biotechnology—4.6%
Emergent Biosolutions, Inc. (a)	46,840	787
Immunomedics, Inc. (a)	176,350	586
Micromet, Inc. (a)	71,290	576
Momenta Pharmaceuticals, Inc. (a)	22,910	343
NeurogesX, Inc. (a)	47,590	447
Orexigen Therapeutics, Inc. (a)	82,240	484
Sangamo Biosciences, Inc. (a)	71,230	386

		3,609

Capital Markets—3.3%
Calamos Asset Management, Inc.	59,800	857
Evercore Partners, Inc., Class A	27,330	820
Pzena Investment Management, Inc., Class A (a)	115,720	883

		2,560

Commercial Banks—0.7%
Nara Bancorp, Inc. (a)	66,740	585

Commercial Services & Supplies—0.9%
North American Galvanizing & Coating, Inc. (a)	133,380	742

Communications Equipment—3.8%
Acme Packet, Inc. (a)	43,960	847
Cogo Group, Inc. (a)	123,290	862
Oplink Communications, Inc. (a)	68,450	1,269

		2,978

Computers & Peripherals—2.5%
Hypercom Corp. (a)	204,430	789
Super Micro Computer, Inc. (a)	66,110	1,142

		1,931

Construction & Engineering—1.1%
Orion Marine Group, Inc. (a)	47,120	851

Consumer Finance—1.1%
Cardtronics, Inc. (a)	71,150	894

	Shares	Value* (000s)
Containers & Packaging—2.2%
Boise, Inc. (a)	152,300	$934
Bway Holding Co. (a)	37,420	752

		1,686

Distributors—1.1%
Core-Mark Holding Co., Inc. (a)	27,180	832

Diversified Financial Services—1.2%
Marlin Business Services Corp. (a)	89,510	909

Electronic Equipment, Instruments & Components—3.3%
CPI International, Inc. (a)	59,080	783
Park Electrochemical Corp.	26,870	772
Power-One, Inc. (a)	232,660	982

		2,537

Energy Equipment & Services—2.2%
Bolt Technology Corp. (a)	68,910	779
Geokinetics, Inc. (a)	74,680	539
Willbros Group, Inc. (a)	36,300	436

		1,754

Food & Staples Retailing—0.9%
Pricesmart, Inc.	28,930	673

Food Products—3.8%
B&G Foods, Inc., Class A	65,300	684
Calavo Growers, Inc.	30,010	548
Diamond Foods, Inc.	18,200	765
J&J Snack Foods Corp.	22,240	967

		2,964

Health Care Equipment & Supplies—6.5%
AngioDynamics, Inc. (a)	44,380	693
CryoLife, Inc. (a)	104,880	679
ICU Medical, Inc. (a)	19,660	677
Micrus Endovascular Corp. (a)	32,560	642
SenoRx, Inc. (a)	25,930	188
SonoSite, Inc. (a)	20,680	664
Vascular Solutions, Inc. (a)	79,050	711
Young Innovations, Inc.	28,180	794

		5,048

Health Care Providers & Services—5.3%
America Service Group, Inc.	54,730	881
American Dental Partners, Inc. (a)	66,770	871
BioScrip, Inc. (a)	91,420	730
Integramed America, Inc. (a)	94,120	829
U.S. Physical Therapy, Inc. (a)	45,720	795

		4,106

Health Care Technology—0.9%
HealthStream, Inc. (a)	168,220	688

Schedule of Investments

CCM Emerging Companies Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Hotels, Restaurants & Leisure—3.7%
AFC Enterprises, Inc. (a)	88,480	$949
Interval Leisure Group, Inc. (a)	50,470	735
Shuffle Master, Inc. (a)	97,010	795
Youbet.com, Inc. (a)	127,950	376

		2,855

Insurance—2.4%
American Physicians Capital, Inc.	29,406	940
FBL Financial Group, Inc., Class A	39,070	956

		1,896

Internet & Catalog Retail—2.0%
PetMed Express, Inc.	29,510	654
U.S. Auto Parts Network, Inc. (a)	121,710	915

		1,569

Internet Software & Services—4.6%
Art Technology Group, Inc. (a)	184,530	814
Internet Brands, Inc., Class A (a)	83,540	770
LivePerson, Inc. (a)	135,870	1,042
Perficient, Inc. (a)	84,440	952

		3,578

IT Services—1.1%
Lionbridge Technologies, Inc. (a)	109,540	398
TNS, Inc. (a)	21,000	468

		866

Leisure Equipment & Products—1.2%
Leapfrog Enterprises, Inc. (a)	139,600	914

Life Sciences Tools & Services—0.9%
Accelrys, Inc. (a)	118,140	728

Machinery—4.8%
3D Systems Corp. (a)	54,530	744
Altra Holdings, Inc. (a)	60,330	828
Ampco-Pittsburgh Corp.	26,790	665
Graham Corp.	45,940	827
Tennant Co.	26,060	714

		3,778

Media—2.8%
CKX, Inc. (a)	91,150	559
Dolan Media Co. (a)	53,760	584
LodgeNet Interactive Corp. (a)	149,510	1,042

		2,185

Oil, Gas & Consumable Fuels—2.0%
Gulfport Energy Corp. (a)	86,980	978
Vaalco Energy, Inc. (a)	114,150	564

		1,542

Personal Products—1.2%
Schiff Nutrition International, Inc.	115,260	943

	Shares	Value* (000s)
Pharmaceuticals—1.2%
Cypress Bioscience, Inc. (a)	101,330	$496
Vivus, Inc. (a)	50,790	443

		939

Professional Services—1.0%
On Assignment, Inc. (a)	105,660	753

Real Estate Investment Trust—1.3%
Associated Estates Realty Corp.	73,060	1,007

Road & Rail—1.4%
Quality Distribution, Inc. (a)	175,998	1,061

Semiconductors & Semiconductor Equipment—2.2%
Integrated Silicon Solution, Inc. (a)	101,180	1,068
Semtech Corp. (a)	36,560	637

		1,705

Software—9.3%
American Software, Inc., Class A	152,470	886
Bottomline Technologies, Inc. (a)	43,590	734
Deltek, Inc. (a)	106,820	816
Interactive Intelligence, Inc. (a)	30,320	567
Netscout Systems, Inc. (a)	62,490	924
OPNET Technologies, Inc.	49,140	792
Radiant Systems, Inc. (a)	59,810	853
Renaissance Learning, Inc.	57,170	928
SonicWALL, Inc. (a)	88,830	772

		7,272

Specialty Retail—2.4%
Select Comfort Corp. (a)	96,960	787
Zumiez, Inc. (a)	52,490	1,075

		1,862

Textiles, Apparel & Luxury Goods—1.0%
Maidenform Brands, Inc. (a)	35,680	780

Trading Companies & Distributors—0.9%
DXP Enterprises, Inc. (a)	55,090	703

Water Utilities—0.8%
Consolidated Water Co., Ltd.	45,270	615

Total Common Stock (cost—$65,517)		76,152

Schedule of Investments

CCM Emerging Companies Fund

March 31, 2010 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—3.7%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $2,914; collateralized by Federal Home Loan Bank Discount Notes, zero coupon, due 4/9/10, valued at $2,975 (cost—$2,914)	$2,914	$2,914

Total Investments (cost—$68,431)—101.4%		79,066

Liabilities in excess of other assets—(1.4)%		(1,095)

Net Assets—100.0%		$77,971

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

CCM Focused Growth Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.7%
Aerospace & Defense—2.5%
Northrop Grumman Corp.	17,820	$1,168

Air Freight & Logistics—2.5%
United Parcel Service, Inc., Class B	18,630	1,200

Biotechnology—4.7%
Amgen, Inc. (a)	19,310	1,154
Gilead Sciences, Inc. (a)	22,990	1,046

		2,200

Building Products—2.0%
Masco Corp.	61,490	954

Capital Markets—4.4%
BlackRock, Inc.	4,660	1,015
Goldman Sachs Group, Inc.	6,280	1,071

		2,086

Chemicals—2.6%
EI Du Pont de Nemours & Co.	32,810	1,222

Communications Equipment—2.6%
Cisco Systems, Inc. (a)	46,350	1,206

Computers & Peripherals—10.4%
Apple, Inc. (a)	5,980	1,405
EMC Corp. (a)	62,020	1,119
Hewlett-Packard Co.	21,530	1,144
International Business Machines Corp.	9,410	1,207

		4,875

Consumer Finance—2.5%
American Express Co.	28,680	1,183

Electrical Equipment—2.5%
Emerson Electric Co.	23,090	1,162

Energy Equipment & Services—2.2%
Cameron International Corp. (a)	23,650	1,014

Food & Staples Retailing—4.8%
Walgreen Co.	30,970	1,149
Wal-Mart Stores, Inc.	20,160	1,121

		2,270

Health Care Providers & Services—2.3%
McKesson Corp.	16,830	1,106

Hotels, Restaurants & Leisure—5.0%
McDonald’s Corp.	17,750	1,185
Starbucks Corp. (a)	47,230	1,146

		2,331

	Shares	Value* (000s)
Household Products—2.3%
Procter & Gamble Co.	17,320	$1,096

Industrial Conglomerates—2.5%
3M Co.	14,060	1,175

Internet & Catalog Retail—2.7%
Amazon.com, Inc. (a)	9,310	1,264

Internet Software & Services—5.4%
eBay, Inc. (a)	44,330	1,195
Google, Inc., Class A (a)	2,400	1,361

		2,556

Machinery—1.1%
Joy Global, Inc.	9,170	519

Media—2.6%
Comcast Corp., Class A	66,340	1,249

Metals & Mining—1.1%
Walter Energy, Inc.	5,760	531

Multiline Retail—2.6%
Nordstrom, Inc.	29,780	1,216

Oil, Gas & Consumable Fuels—2.0%
Alpha Natural Resources, Inc. (a)	19,270	961

Pharmaceuticals—7.0%
Abbott Laboratories	19,940	1,051
Johnson & Johnson	17,120	1,116
Merck & Co., Inc.	29,618	1,106

		3,273

Semiconductors & Semiconductor Equipment—4.7%
Broadcom Corp., Class A	34,780	1,154
Texas Instruments, Inc.	42,920	1,050

		2,204

Software—8.3%
BMC Software, Inc. (a)	23,840	906
Microsoft Corp.	57,980	1,697
Oracle Corp.	49,860	1,281

		3,884

Textiles, Apparel & Luxury Goods—2.1%
Polo Ralph Lauren Corp.	11,490	977

Tobacco—2.3%
Philip Morris International, Inc.	20,410	1,065

Total Common Stock (cost—$39,580)		45,947

Schedule of Investments

CCM Focused Growth Fund

March 31, 2010 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—2.3%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $1,079; collateralized by Federal Home Loan Bank Discount Notes, zero coupon, due 4/23/10, valued at $1,105 (cost—$1,079)	$1,079	$1,079

Total Investments (cost—$40,659)—100.0%		47,026

Other assets less liabilities—0.0%		21

Net Assets—100.0%		$47,047

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

CCM Mid-Cap Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.8%
Air Freight & Logistics—1.2%
UTI Worldwide, Inc.	656,710	$10,061

Auto Components—1.3%
Gentex Corp.	521,010	10,118

Automobiles—1.2%
Thor Industries, Inc.	309,260	9,343

Biotechnology—1.1%
Cephalon, Inc. (a)	133,780	9,068

Building Products—3.5%
Lennox International, Inc.	218,210	9,671
Masco Corp.	614,710	9,540
Owens Corning (a)	364,030	9,261

		28,472

Capital Markets—4.6%
Affiliated Managers Group, Inc. (a)	120,270	9,501
Ameriprise Financial, Inc.	190,550	8,643
Lazard Ltd., Class A	261,930	9,351
SEI Investments Co.	420,880	9,247

		36,742

Chemicals—3.8%
Ashland, Inc.	212,160	11,196
Scotts Miracle-Gro Co., Class A	197,320	9,146
Valspar Corp.	342,040	10,083

		30,425

Commercial Banks—1.1%
CapitalSource, Inc.	1,652,830	9,239

Computers & Peripherals—2.3%
NetApp, Inc. (a)	294,370	9,585
Teradata Corp. (a)	299,150	8,642

		18,227

Containers & Packaging—1.0%
Crown Holdings, Inc. (a)	298,870	8,058

Electrical Equipment—4.6%
Hubbell, Inc., Class B	189,050	9,534
Rockwell Automation, Inc.	172,600	9,728
Roper Industries, Inc.	156,770	9,067
Thomas & Betts Corp. (a)	226,790	8,899

		37,228

Electronic Equipment, Instruments & Components—3.9%
Amphenol Corp., Class A	167,847	7,082
Arrow Electronics, Inc. (a)	301,090	9,072
Dolby Laboratories, Inc., Class A (a)	112,650	6,609
Jabil Circuit, Inc.	522,000	8,451

		31,214

	Shares	Value* (000s)
Energy Equipment & Services—2.2%
Dresser-Rand Group, Inc. (a)	318,270	$10,000
Patterson-UTI Energy, Inc.	567,640	7,930

		17,930

Food & Staples Retailing—1.1%
Whole Foods Market, Inc. (a)	236,190	8,538

Food Products—2.3%
HJ Heinz Co.	207,430	9,461
Sara Lee Corp.	651,418	9,074

		18,535

Health Care Equipment & Supplies—3.4%
Hill-Rom Holdings, Inc.	348,610	9,486
Hospira, Inc. (a)	143,290	8,117
Teleflex, Inc.	153,340	9,825

		27,428

Health Care Providers & Services—4.6%
AmerisourceBergen Corp.	357,300	10,333
Coventry Health Care, Inc. (a)	434,940	10,752
Laboratory Corp. of America Holdings (a)	108,960	8,249
Lincare Holdings, Inc. (a)	177,100	7,948

		37,282

Hotels, Restaurants & Leisure—3.7%
Panera Bread Co., Class A (a)	131,210	10,036
WMS Industries, Inc. (a)	208,740	8,754
Wyndham Worldwide Corp.	437,880	11,267

		30,057

Household Durables—1.1%
Newell Rubbermaid, Inc.	579,830	8,813

Household Products—1.1%
Church & Dwight Co., Inc.	135,010	9,039

Insurance—2.7%
Genworth Financial, Inc., Class A (a)	703,580	12,904
Transatlantic Holdings, Inc.	173,300	9,150

		22,054

Internet & Catalog Retail—0.7%
Priceline.com, Inc. (a)	21,620	5,513

Internet Software & Services—2.3%
IAC/InterActiveCorp. (a)	399,570	9,086
VeriSign, Inc. (a)	361,250	9,396

		18,482

IT Services—2.1%
Amdocs Ltd. (a)	326,800	9,840
Fidelity National Information Services, Inc.	303,915	7,124

		16,964

Schedule of Investments

CCM Mid-Cap Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Life Sciences Tools & Services—2.4%
Bio-Rad Laboratories, Inc., Class A (a)	93,750	$9,705
Life Technologies Corp. (a)	184,500	9,644

		19,349

Machinery—3.6%
Crane Co.	285,810	10,146
Donaldson Co., Inc.	222,350	10,033
WABCO Holdings, Inc. (a)	300,770	8,999

		29,178

Media—1.1%
McGraw-Hill Cos., Inc.	257,370	9,175

Metals & Mining—0.6%
Walter Energy, Inc.	53,240	4,912

Multiline Retail—1.2%
Big Lots, Inc. (a)	275,910	10,049

Oil, Gas & Consumable Fuels—1.0%
Alpha Natural Resources, Inc. (a)	169,650	8,464

Personal Products—2.0%
Herbalife Ltd.	183,510	8,463
NBTY, Inc. (a)	160,290	7,691

		16,154

Pharmaceuticals—1.4%
Mylan, Inc. (a)	500,480	11,366

Professional Services—2.3%
IHS, Inc., Class A (a)	158,860	8,494
Robert Half International, Inc.	322,160	9,804

		18,298

Real Estate Investment Trust—2.5%
Digital Realty Trust, Inc.	196,010	10,624
Public Storage	108,220	9,955

		20,579

Semiconductors & Semiconductor Equipment—3.9%
Analog Devices, Inc.	294,650	8,492
Marvell Technology Group Ltd. (a)	329,810	6,721
ON Semiconductor Corp. (a)	879,530	7,036
Silicon Laboratories, Inc. (a)	191,710	9,139

		31,388

Software—6.8%
BMC Software, Inc. (a)	208,090	7,908
CA, Inc.	445,170	10,448

	Shares	Value* (000s)
Intuit, Inc. (a)	280,610	$9,636
McAfee, Inc. (a)	204,380	8,202
Red Hat, Inc. (a)	289,590	8,476
Sybase, Inc. (a)	222,560	10,376

		55,046

Specialty Retail—8.1%
American Eagle Outfitters, Inc.	506,990	9,389
CarMax, Inc. (a)	370,130	9,298
Chico’s FAS, Inc.	536,570	7,737
Guess?, Inc.	229,450	10,780
Ltd. Brands, Inc.	383,830	9,450
Penske Auto Group, Inc. (a)	651,170	9,390
Williams-Sonoma, Inc.	347,330	9,131

		65,175

Textiles, Apparel & Luxury Goods—2.7%
Coach, Inc.	272,620	10,774
VF Corp.	135,800	10,884

		21,658

Trading Companies & Distributors—1.3%
MSC Industrial Direct Co., Class A	199,540	10,121

Total Investments (cost—$645,783)—97.8%		789,742

Other assets less liabilities—2.2%		17,563

Net Assets—100.0%		$807,305

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

NACM Emerging Markets Opportunities Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—95.3%
Brazil—12.6%
Banco do Brasil S.A.	37,600	$631
Centrais Eletricas Brasileiras S.A.	34,100	502
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	18,500	1,244
Diagnosticos da America S.A.	127,300	1,117
EDP - Energias do Brasil S.A.	18,300	352
Marfrig Alimentos S.A.	68,300	781
OGX Petroleo e Gas Participacoes S.A.	126,100	1,181
Petroleo Brasileiro S.A. ADR	62,600	2,478
Petroleo Brasileiro S.A. ADR	40,100	1,784
Vale S.A. ADR	183,300	5,901

		15,971

Chile—0.2%
Enersis S.A. ADR	8,800	176

China—11.4%
Bank of China Ltd.	1,979,000	1,050
China Construction Bank Corp.	1,467,200	1,198
China Life Insurance Co., Ltd.	271,000	1,299
China Merchants Holdings International Co., Ltd.	104,000	379
China Mobile Ltd.	167,500	1,611
China Resources Land Ltd.	224,000	483
China Shenhua Energy Co., Ltd., Class H	196,500	844
Great Wall Motor Co., Ltd.	460,000	965
Industrial & Commercial Bank of China	1,626,300	1,239
Kingboard Chemical Holdings Ltd.	138,000	627
PetroChina Co., Ltd.	586,000	687
Sinotrans Ltd.	2,241,000	619
Skyworth Digital Holdings Ltd.	1,926,000	2,249
Tencent Holdings Ltd.	60,800	1,218

		14,468

Hong Kong—3.4%
Cathay Pacific Airways Ltd. (b)	342,000	718
Orient Overseas International Ltd.	90,000	666
Pacific Textile Holdings Ltd.	629,000	396
Sun Hung Kai Properties Ltd.	43,000	645
Xingda International Holdings Ltd.	2,535,000	1,402
XTEP International Holdings	632,500	508

		4,335

Hungary—0.3%
OTP Bank PLC (b)	10,777	377

India—6.4%
Apollo Tyres Ltd.	446,483	707
Aurobindo Pharma Ltd.	50,059	1,071
Axis Bank Ltd.	40,735	1,062
Infosys Technologies Ltd.	28,558	1,662

	Shares	Value* (000s)
Punjab National Bank Ltd.	76,393	$1,715
Tata Motors Ltd.	38,752	653
Welspun-Gujarat Stahl Ltd.	64,891	395
Zee Entertainment Enterprises Ltd.	142,296	851

		8,116

Indonesia—2.9%
Adaro Energy PT	3,376,000	725
Astra International Tbk PT	117,000	537
Bank Mandiri Tbk PT	446,500	262
Indocement Tunggal Prakarsa Tbk PT	342,000	535
Indofood Sukses Makmur Tbk PT	1,064,500	441
United Tractors Tbk PT	568,500	1,144

		3,644

Israel—2.3%
Teva Pharmaceutical Industries Ltd. ADR	46,400	2,927

Korea (Republic of)—15.1%
CJ Corp.	8,604	512
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	26,440	507
GS Holdings Corp.	28,290	1,002
Hanwha Chem Corp.	48,060	586
Hyundai Motor Co.	8,179	834
KB Financial Group, Inc.	12,160	586
Kia Motors Corp.	85,580	1,908
Korea Zinc Co., Ltd.	4,102	732
KT Corp.	37,710	1,561
LG Chemical Ltd.	4,563	970
LG Display Co., Ltd.	44,600	1,576
POSCO	3,556	1,662
Samsung Electronics Co., Ltd.	5,853	4,232
Shinhan Financial Group Co., Ltd.	49,543	1,953
Sungwoo Hitech Co., Ltd.	38,775	514

		19,135

Kuwait—0.1%
Global Investment House KSCC GDR (b)(c)	53,096	82

Malaysia—3.8%
AMMB Holdings Bhd.	282,300	432
CIMB Group Holdings Bhd.	611,500	2,635
SapuraCrest Petroleum Bhd.	947,500	696
Supermax Corp. Bhd.	504,900	1,048

		4,811

Mexico—2.2%
Alfa SAB de C.V.	63,800	502
America Movil SAB De C.V. ADR, Class L	21,400	1,077

Schedule of Investments

NACM Emerging Markets Opportunities Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Genomma Lab Internacional S.A. De C.V. (b)	156,500	$544
Grupo Financiero Banorte SAB De C.V.	142,899	634

		2,757

Panama—0.8%
Copa Holdings S.A., Class A	16,800	1,021

Philippines—1.8%
Robinsons Land Corp.	2,207,200	707
Universal Robina Corp.	2,799,400	1,546

		2,253

Poland—0.6%
KGHM Polska Miedz S.A.	21,503	808

Russia—8.1%
Gazprom OAO ADR	71,150	1,660
Lukoil OAO ADR	17,000	964
Magnitogorsk Iron & Steel Works GDR (b)	88,050	1,067
Mechel ADR	38,600	1,097
Mobile Telesystems OJSC ADR	23,100	1,282
Rosneft Oil Co. GDR	105,450	836
Sberbank of Russian Federation	499,673	1,464
Severstal OAO GDR (b)	28,000	407
Sistema JSFC GDR (b)	54,800	1,485

		10,262

Singapore—1.4%
Hong Leong Asia Ltd.	225,000	728
Tiger Airways Holdings Ltd. (b)	847,636	1,079

		1,807

South Africa—4.8%
Aveng Ltd.	234,106	1,207
DataTec Ltd.	119,780	532
Imperial Holdings Ltd.	80,464	1,105
Kumba Iron Ore Ltd.	16,782	810
Mondi Ltd.	65,375	482
MTN Group Ltd.	39,393	605
Standard Bank Group Ltd.	54,807	858
Tiger Brands Ltd.	15,643	393

		5,992

Sweden—0.5%
Alliance Oil Co., Ltd. (b)	39,724	630

Taiwan—8.8%
Advanced Semiconductor Engineering, Inc.	1,158,000	1,054
Compal Electronics, Inc.	1,395,335	1,826
Coretronic Corp.	312,000	443
Fubon Financial Holding Co., Ltd. (b)	640,000	778
HON HAI Precision Industry Co., Ltd.	680,000	2,944
Huaku Development Co., Ltd.	329,000	854
Lite-On Technology Corp.	525,640	697

	Shares	Value* (000s)
Tripod Technology Corp.	380,000	$1,287
WPG Holdings Co., Ltd.	416,000	680
Yageo Corp.	1,434,000	560

		11,123

Thailand—4.1%
Bangkok Bank PLC	192,400	781
Banpu PCL	36,700	691
Charoen Pokphand Foods PCL	2,744,000	1,272
Kasikornbank PCL	181,900	542
Thai Airways International PCL	2,205,700	1,924

		5,210

Turkey—2.7%
Alarko Holding AS	59,252	150
Aselsan Elektronik Sanayi Ve Ticaret AS	41,852	358
Asya Katilim Bankasi AS (b)	188,423	505
Boyner Buyuk Magazacilik (b)	249,400	370
KOC Holding AS (b)	123,563	425
TAV Havalimanlari Holding AS (b)	94,477	380
Tekfen Holding AS (b)	114,429	430
Tofas Turk Otomobil Fabrikasi AS	109,590	414
Turkiye Garanti Bankasi AS	82,375	386

		3,418

United Kingdom—1.0%
African Barrick Gold Ltd. (b)	85,415	756
Eurasian Natural Resources Corp. PLC	25,667	464

		1,220

Total Common Stock (cost—$97,824)		120,543

PREFERRED STOCK—4.1%

Brazil—4.1%
Banco Bradesco S.A.	24,900	459
Investimentos Itau S.A.	373,390	2,558
Itau Unibanco Holding S.A.	24,600	540
Klabin S.A.	115,200	354
Metalurgica Gerdau S.A.	33,100	679
Ultrapar Participacoes S.A.	13,900	668

Total Preferred Stock (cost—$3,705)		5,258

Total Investments (cost—$101,529) (a)—99.4%		125,801

Other assets less liabilities—0.6%		725

Net Assets—100.0%		$126,526

Schedule of Investments

NACM Emerging Markets Opportunities Fund

March 31, 2010 (unaudited)

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $88,149, representing 69.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Fair-Valued.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Schedule of Investments

NACM Global Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.2%
Australia—2.1%
BHP Billiton Ltd.	23,759	$953

Belgium—2.4%
Anheuser-Busch InBev NV	10,630	535
Umicore	17,334	604

		1,139

Brazil—3.8%
Cielo S.A.	83,600	787
Hypermarcas S.A. (b)	38,100	466
Tractebel Energia S.A.	44,800	504

		1,757

Canada—1.6%
Potash Corp. of Saskatchewan, Inc.	6,400	764

China—3.2%
Bank of China Ltd.	1,357,000	720
Huabao International Holdings Ltd.	656,000	783
Peace Mark Holdings Ltd. (b)(d)	696,000	—	(c)

		1,503

Denmark—1.2%
Vestas Wind Systems A/S (b)	10,500	571

France—5.5%
BNP Paribas	9,781	750
Danone	11,117	669
GDF Suez	14,973	579
Ingenico	22,737	568

		2,566

Germany—2.7%
Siemens AG	6,916	691
ThyssenKrupp AG	16,438	564

		1,255

Ireland—1.3%
C&C Group PLC	135,646	613

Israel—1.4%
Teva Pharmaceutical Industries Ltd. ADR	10,400	656

Italy—1.0%
Prysmian SpA	24,581	483

Japan—5.8%
Fanuc Ltd.	8,300	882
Honda Motor Co., Ltd.	23,500	828
Marubeni Corp.	106,000	660
Tsumura & Co.	12,000	349

		2,719

	Shares	Value* (000s)
Malaysia—1.7%
CIMB Group Holdings Bhd.	184,700	$796

Netherlands—2.3%
ING Groep NV (b)	49,871	494
Koninklijke KPN NV	37,036	588

		1,082

Singapore—1.9%
United Overseas Bank Ltd.	64,000	877

Spain—2.9%
Tecnicas Reunidas S.A.	12,359	777
Telefonica S.A.	24,242	574

		1,351

Switzerland—3.7%
ABB Ltd. (b)	41,504	907
Credit Suisse Group AG	15,583	802

		1,709

Thailand—1.5%
Kasikornbank PCL	230,600	688

United Kingdom—10.4%
ARM Holdings PLC	216,244	775
BG Group PLC	34,170	592
Croda International PLC	43,525	619
HSBC Holdings PLC	74,577	756
IG Group Holdings PLC	152,548	931
Kingfisher PLC	154,289	502
Petrofac Ltd.	35,953	656

		4,831

United States—41.8%
Abbott Laboratories	13,400	706
Alcon, Inc.	3,700	598
Anadarko Petroleum Corp.	10,800	787
Apple, Inc. (b)	4,700	1,104
Baker Hughes, Inc.	14,700	688
Bank of America Corp.	56,200	1,003
Best Buy Co., Inc.	12,300	523
Caterpillar, Inc.	13,000	817
Cisco Systems, Inc. (b)	37,800	984
Ecolab, Inc.	19,700	866
FedEx Corp.	8,300	775
Fluor Corp.	9,300	432
Guess?, Inc.	16,000	752
Hewlett-Packard Co.	15,100	803
Interpublic Group of Cos., Inc. (b)	69,800	581
JPMorgan Chase & Co.	17,700	792
Kellogg Co.	15,200	812
Nike, Inc., Class B	12,600	926

Schedule of Investments

NACM Global Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Occidental Petroleum Corp.	8,600	$727
Oracle Corp.	37,100	953
Praxair, Inc.	9,300	772
Primerica, Inc. (b)	4,100	61
Target Corp.	13,400	705
Thermo Fisher Scientific, Inc. (b)	14,300	736
URS Corp. (b)	16,000	794
XTO Energy, Inc.	16,325	770

		19,467

Total Common Stock (cost—$39,114)		45,780

PREFERRED STOCK—1.4%

Germany—1.4%
Henkel AG & Co. KGaA (cost—$603)	12,645	681

	Principal Amount (000s)
Repurchase Agreement—2.4%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $1,123; collateralized by Federal Home Loan Bank Discount Notes, zero coupon, due 4/23/10, valued at $1,150 (cost—$1,123)	$1,123	1,123

Total Investments (cost—$40,840) (a)—102.0%		47,584

Liabilities in excess of other assets—(2.0)%		(955)

Net Assets—100.0%		$46,629

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $23,817, representing 51.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Amount less than $500.
(d)	Fair-Valued.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NACM Growth Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.5%
Aerospace & Defense—2.1%
Raytheon Co.	9,100	$520
United Technologies Corp.	6,000	441

		961

Automobiles—0.9%
Ford Motor Co. (a)	33,300	419

Beverages—1.1%
Coca-Cola Co.	8,600	473

Biotechnology—2.4%
Amgen, Inc. (a)	18,400	1,100

Chemicals—2.0%
CF Industries Holdings, Inc.	4,700	429
Nalco Holding Co.	19,000	462

		891

Communications Equipment—3.7%
Cisco Systems, Inc. (a)	42,900	1,117
QUALCOMM, Inc.	13,500	567

		1,684

Computers & Peripherals—14.2%
Apple, Inc. (a)	8,500	1,997
EMC Corp. (a)	23,800	429
Hewlett-Packard Co.	32,200	1,712
International Business Machines Corp.	10,700	1,372
NetApp, Inc. (a)	13,300	433
SanDisk Corp. (a)	8,200	284
Western Digital Corp. (a)	5,400	211

		6,438

Electrical Equipment—1.0%
Emerson Electric Co.	9,300	468

Electronic Equipment, Instruments & Components—1.1%
Jabil Circuit, Inc.	30,400	492

Energy Equipment & Services—2.0%
Ensco International PLC ADR	6,300	282
National-Oilwell Varco, Inc.	15,400	625

		907

Food & Staples Retailing—3.0%
Wal-Mart Stores, Inc.	24,600	1,368

Food Products—0.9%
Archer-Daniels-Midland Co.	13,300	384

	Shares	Value* (000s)
Health Care Equipment & Supplies—2.5%
Hospira, Inc. (a)	12,900	$731
Medtronic, Inc.	9,100	410

		1,141

Health Care Providers & Services—7.8%
Aetna, Inc.	22,200	779
AmerisourceBergen Corp.	23,500	680
Cardinal Health, Inc.	20,300	731
Medco Health Solutions, Inc. (a)	7,600	491
UnitedHealth Group, Inc.	26,600	869

		3,550

Hotels, Restaurants & Leisure—1.0%
Starbucks Corp. (a)	19,000	461

Household Durables—2.7%
Jarden Corp.	15,200	506
Whirlpool Corp.	8,400	733

		1,239

Household Products—4.0%
Procter & Gamble Co.	28,900	1,828

Independent Power Producers & Energy Traders—1.0%
Constellation Energy Group, Inc.	12,900	453

Industrial Conglomerates—2.9%
3M Co.	11,400	952
General Electric Co.	19,000	346

		1,298

Insurance—1.6%
Aflac, Inc.	9,100	494
Prudential Financial, Inc.	4,100	248

		742

Internet Software & Services—2.8%
Google, Inc., Class A (a)	2,200	1,247

IT Services—2.5%
Amdocs Ltd. (a)	7,200	217
Cognizant Technology Solutions Corp., Class A (a)	10,600	541
Computer Sciences Corp. (a)	7,200	392

		1,150

Machinery—1.1%
Danaher Corp.	6,000	479

Media—4.6%
Comcast Corp., Class A	26,600	501
Gannett Co., Inc.	21,300	352

Schedule of Investments

NACM Growth Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Scripps Networks Interactive, Inc., Class A	11,400	$505
Viacom, Inc., Class B (a)	21,300	732

		2,090

Metals & Mining—0.5%
Freeport-McMoRan Copper & Gold, Inc.	2,900	242

Multiline Retail—0.7%
Target Corp.	6,000	316

Oil, Gas & Consumable Fuels—3.9%
Exxon Mobil Corp.	6,000	402
Peabody Energy Corp.	9,800	448
Southwestern Energy Co. (a)	9,900	403
Williams Cos., Inc.	22,000	508

		1,761

Personal Products—0.7%
Estee Lauder Cos., Inc., Class A	4,900	318

Pharmaceuticals—7.0%
Abbott Laboratories	21,000	1,106
Johnson & Johnson	16,700	1,089
Merck & Co., Inc.	14,900	557
Warner Chilcott PLC, Class A (a)	17,235	440

		3,192

Semiconductors & Semiconductor Equipment—4.4%
Cree, Inc. (a)	6,800	477
Intel Corp.	48,300	1,075
Marvell Technology Group Ltd. (a)	10,100	206
Micron Technology, Inc. (a)	24,400	254

		2,012

Software—9.4%
CA, Inc.	20,000	470
Microsoft Corp.	71,200	2,084
Nuance Communications, Inc. (a)	29,200	486
Oracle Corp.	31,100	799
Symantec Corp. (a)	24,600	416

		4,255

Specialty Retail—2.0%
Bed Bath & Beyond, Inc. (a)	5,200	227
Staples, Inc.	30,000	702

		929

Total Common Stock (cost—$37,516)		44,288

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—2.5%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $1,124; collateralized by Fannie Mae, 1.722%, due 5/10/11, valued at $1,149 including accrued interest (cost—$1,124)	$1,124	$1,124

Total Investments (cost—$38,640)—100.0%		45,412

Liabilities in excess of other assets—(0.0)%		(3)

Net Assets—100.0%		$45,409

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NACM Income & Growth Fund

March 31, 2010 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
CORPORATE BONDS & NOTES—30.6%
Apparel & Textiles—1.0%
Levi Strauss & Co.,
9.75%, 1/15/15	B2/B+	$600	$631
Oxford Industries, Inc.,
11.375%, 7/15/15	B1/BB-	105	118
Quiksilver, Inc.,
6.875%, 4/15/15	Caa2/CCC	500	465

			1,214

Automotive—1.0%
American Axle & Manufacturing, Inc.,
7.875%, 3/1/17	Caa2/CCC	425	398
Exide Technologies,
10.50%, 3/15/13	B3/B-	230	235
Lear Corp.,
7.875%, 3/15/18	B1/BB-	115	117
Navistar International Corp.,
8.25%, 11/1/21	B1/BB-	425	436

			1,186

Building & Construction—0.3%
K Hovnanian Enterprises, Inc.,
10.625%, 10/15/16	B1/CCC+	400	428

Building Products—0.4%
Louisiana-Pacific Corp.,
13.00%, 3/15/17	Ba3/BBB-	228	249
Texas Industries, Inc.,
7.25%, 7/15/13	B3/B	250	247

			496

Chemicals—0.7%
Hexion Finance Escrow LLC (a),
8.875%, 2/1/18	B3/CCC+	300	297
Huntsman International LLC (a),
8.625%, 3/15/20	B3/CCC+	500	504

			801

Commercial Products—1.5%
Avis Budget Car Rental LLC,
7.75%, 5/15/16	B3/B	475	468
DI Finance,
9.50%, 2/15/13	B1/B+	375	382
Hertz Corp.,
10.50%, 1/1/16	B3/CCC+	500	539
RSC Equipment Rental, Inc.,
9.50%, 12/1/14	Caa2/B-	400	398

			1,787

Commercial Services—1.8%
ARAMARK Corp.,
8.50%, 2/1/15	B3/B	725	745
Cardtronics, Inc.,
9.25%, 8/15/13	B3/B+	710	737

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
KAR Auction Services, Inc.,
8.75%, 5/1/14	B3/CCC+	$400	$410
National Money Mart Co. (a),
10.375%, 12/15/16	B2/B+	250	266

			2,158

Communications—0.4%
Affinion Group, Inc.,
11.50%, 10/15/15	Caa1/B-	500	515

Computer Services—0.4%
Stream Global Services, Inc. (a),
11.25%, 10/1/14	B1/B+	370	387
Unisys Corp. (a),
12.75%, 10/15/14	Ba3/BB-	99	116

			503

Consumer Products—0.2%
Jarden Corp.,
7.50%, 5/1/17	B3/B	300	306

Containers & Packaging—0.3%
BWAY Corp. (a),
10.00%, 4/15/14	B3/B-	300	324

Cosmetics—0.3%
Revlon Consumer Products Corp. (a),
9.75%, 11/15/15	B3/B-	405	420

Diversified Manufacturing—0.3%
Harland Clarke Holdings Corp.,
9.50%, 5/15/15	Caa1/B-	400	377

Electronics—0.7%
General Cable Corp.,
7.125%, 4/1/17	Ba3/B+	400	399
Sanmina-SCI Corp.,
8.125%, 3/1/16	B2/CCC	440	445

			844

Energy—0.8%
Cloud Peak Energy Resources LLC (a),
8.25%, 12/15/17	B1/BB-	450	461
Consol Energy, Inc. (a)(b),
8.00%, 4/1/17	B1/BB	475	491

			952

Financial Services—2.3%
American General Finance Corp.,
6.90%, 12/15/17	B2/B	560	491
CB Richard Ellis Services, Inc.,
11.625%, 6/15/17	Ba3/B+	300	337
Ford Motor Credit Co. LLC,
7.00%, 10/1/13	B1/B-	250	259

Schedule of Investments

NACM Income & Growth Fund

March 31, 2010 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
8.125%, 1/15/20	B1/B-	$525	$552
GMAC, Inc.,
6.75%, 12/1/14	B3/B	300	301
International Lease Finance Corp.,
6.375%, 3/25/13	B1/BB+	235	230
8.625%, 9/15/15 (a)	B1/BB+	565	579
SLM Corp.,
8.45%, 6/15/18	Ba1/BBB-	70	71

			2,820

Healthcare & Hospitals—2.1%
AMR HoldCo., Inc.,
10.00%, 2/15/15	Ba2/B+	150	158
Apria Healthcare Group, Inc. (a),
11.25%, 11/1/14	Ba2/BB+	300	328
Community Health Systems, Inc.,
8.875%, 7/15/15	B3/B	450	467
HCA, Inc.,
7.25%, 9/15/20 (a)	Ba3/BB	300	305
9.25%, 11/15/16	B2/BB-	700	746
Sun Healthcare Group, Inc.,
9.125%, 4/15/15	B3/CCC+	525	542

			2,546

Hotels/Gaming—1.1%
Harrah’s Operating Co., Inc.,
10.00%, 12/15/18	NR/CCC-	600	500
11.25%, 6/1/17	Caa1/B-	380	411
MGM Mirage (a),
11.375%, 3/1/18	Caa1/CCC+	400	388

			1,299

Household Products—0.3%
Libbey Glass, Inc. (a),
10.00%, 2/15/15	B2/B	300	317

Internet Software & Services—0.6%
Equinix, Inc.,
8.125%, 3/1/18	Ba2/B+	345	359
Terremark Worldwide, Inc. (a),
12.25%, 6/15/17	B2/B-	300	346

			705

Leisure—0.3%
NCL Corp. Ltd. (a),
11.75%, 11/15/16	B3/B+	350	382

Machinery—0.6%
Baldor Electric Co.,
8.625%, 2/15/17	B3/B	450	478
Terex Corp.,
7.375%, 1/15/14	Ba3/BB-	200	204

			682

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Multi-Media—2.4%
Cablevision Systems Corp. (a),
8.625%, 9/15/17	B1/B+	$350	$372
Clear Channel Worldwide Holdings, Inc. (a),
9.25%, 12/15/17	B2/B	525	548
DISH DBS Corp.,
7.125%, 2/1/16	Ba3/BB-	500	512
McClatchy Co. (a),
11.50%, 2/15/17	B1/B-	380	390
Media General, Inc. (a),
11.75%, 2/15/17	B2/B	495	492
Mediacom Broadband LLC,
8.50%, 10/15/15	B3/B-	300	308
Sirius XM Radio, Inc. (a),
8.75%, 4/1/15	Caa1/B	250	250

			2,872

Oil & Gas—1.8%
Allis-Chalmers Energy, Inc.,
9.00%, 1/15/14	Caa1/B-	350	338
Chesapeake Energy Corp.,
6.875%, 1/15/16	Ba3/BB	300	298
El Paso Corp.,
8.25%, 2/15/16	Ba3/BB-	300	322
OPTI Canada, Inc.,
8.25%, 12/15/14	Caa3/B	550	520
PetroHawk Energy Corp.,
7.875%, 6/1/15	B3/B	200	204
Pioneer Drilling Co. (a),
9.875%, 3/15/18	B3/B	500	497

			2,179

Paper/Paper Products—0.7%
Neenah Paper, Inc.,
7.375%, 11/15/14	B2/BB-	550	543
NewPage Corp.,
11.375%, 12/31/14	B2/CCC+	350	350

			893

Pharmaceuticals—0.4%
Valeant Pharmaceuticals International (a),
8.375%, 6/15/16	Ba3/B+	420	441

Printing/Publishing—0.4%
Cenveo Corp.,
7.875%, 12/1/13	Caa1/B-	550	529

Schedule of Investments

NACM Income & Growth Fund

March 31, 2010 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Retail—1.1%
Inergy L.P.,
8.25%, 3/1/16	B1/B+	$500	$517
Neiman-Marcus Group, Inc.,
10.375%, 10/15/15	Caa3/CCC+	480	498
Rite Aid Corp.,
8.625%, 3/1/15	Caa3/CCC	410	353

			1,368

Technology—1.9%
Advanced Micro Devices, Inc. (a),
8.125%, 12/15/17	B2/B-	465	481
Amkor Technology, Inc.,
9.25%, 6/1/16	Ba3/B+	470	498
First Data Corp.,
9.875%, 9/24/15	Caa1/B-	450	390
Freescale Semiconductor, Inc. (a),
10.125%, 3/15/18	B2/B-	500	541
JDA Software Group, Inc. (a),
8.00%, 12/15/14	B1/BB-	345	361

			2,271

Telecommunications—3.5%
Cincinnati Bell, Inc.,
8.75%, 3/15/18	B2/B-	370	375
DigitalGlobe, Inc. (a),
10.50%, 5/1/14	Ba3/BB	200	216
Hughes Network Systems LLC,
9.50%, 4/15/14	B1/B	600	620
Intelsat Jackson Holdings S.A.,
9.50%, 6/15/16	B3/B+	300	321
ITC Deltacom, Inc. (a)(b),
10.50%, 4/1/16	B3/B-	470	471
MasTec, Inc.,
7.625%, 2/1/17	B1/B+	200	195
Millicom International Cellular S.A.,
10.00%, 12/1/13	B1/NR	200	208
Nextel Communications, Inc.,
7.375%, 8/1/15	Ba2/BB-	300	286
NII Capital Corp. (a),
8.875%, 12/15/19	B1/BB-	430	447
Sprint Capital Corp.,
8.375%, 3/15/12	Ba3/BB-	300	314
West Corp.,
11.00%, 10/15/16	Caa1/B-	550	586
Windstream Corp.,
8.625%, 8/1/16	Ba3/B+	250	257

			4,296

Utilities—0.6%
Edison Mission Energy,
7.00%, 5/15/17	B2/B	500	351

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Energy Future Holdings Corp.,
10.875%, 11/1/17 (i)	Caa3/B-	$535	$400

			751

Wholesale—0.4%
Intcomex, Inc. (a),
13.25%, 12/15/14	B3/B-	500	508

Total Corporate Bonds & Notes (cost—$35,798)			37,170

COMMON STOCK—30.2%

		Shares
Aerospace & Defense—0.7%
L-3 Communications Holdings, Inc. (e)		9,200	843

Auto Components—0.8%
Johnson Controls, Inc.		28,200	930

Automobiles—0.7%
Ford Motor Co. (e)(f)		64,800	815

Beverages—1.8%
Coca-Cola Co.		16,507	908
Molson Coors Brewing Co., Class B		11,200	471
PepsiCo, Inc.		12,500	827

			2,206

Biotechnology—0.7%
Gilead Sciences, Inc. (f)		19,100	869

Communications Equipment—2.2%
Cisco Systems, Inc. (e)(f)		33,500	872
Harris Corp. (e)		19,600	931
QUALCOMM, Inc.		21,700	911

			2,714

Computers & Peripherals—2.3%
Apple, Inc. (e)(f)		4,000	940
EMC Corp. (e)(f)		48,500	875
International Business Machines Corp.		7,200	923

			2,738

Construction & Engineering—0.3%
Fluor Corp.		8,800	409

Diversified Telecommunication Services—0.8%
Verizon Communications, Inc.		29,500	915

Electronic Equipment, Instruments & Components—0.7%
Amphenol Corp., Class A		19,800	835

Schedule of Investments

NACM Income & Growth Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Energy Equipment & Services—2.1%
Diamond Offshore Drilling, Inc.	11,200	$995
National-Oilwell Varco, Inc.	18,700	759
Schlumberger Ltd.	13,300	844

		2,598

Health Care Equipment & Supplies—1.5%
Baxter International, Inc.	14,600	850
Intuitive Surgical, Inc. (e)(f)	2,640	919

		1,769

Health Care Providers & Services—1.5%
McKesson Corp. (e)	14,200	933
Medco Health Solutions, Inc. (f)	13,100	846

		1,779

Hotels, Restaurants & Leisure—0.8%
McDonald’s Corp.	13,800	921

Household Products—0.7%
Procter & Gamble Co.	13,500	854

Industrial Conglomerates—1.4%
General Electric Co. (e)	47,722	868
Textron, Inc. (e)	41,200	875

		1,743

Insurance—0.8%
Prudential Financial, Inc. (e)	15,800	956

Internet Software & Services—0.7%
Google, Inc., Class A (e)(f)	1,575	893

Machinery—2.2%
AGCO Corp. (f)	24,700	886
Deere & Co.	14,600	868
Joy Global, Inc. (e)	16,300	923

		2,677

Metals & Mining—0.8%
Freeport-McMoRan Copper & Gold, Inc. (e)	11,450	957

Multiline Retail—0.7%
Target Corp. (e)	17,100	899

Oil, Gas & Consumable Fuels—1.5%
Occidental Petroleum Corp. (e)	10,700	905
Peabody Energy Corp. (e)	20,900	955

		1,860

Pharmaceuticals—1.5%
Abbott Laboratories	17,800	937
Bristol-Myers Squibb Co.	33,100	884

		1,821

		Shares	Value* (000s)
Semiconductors & Semiconductor Equipment—1.5%
Intel Corp. (e)		41,500	$924
Texas Instruments, Inc.		37,900	927

			1,851

Software—1.5%
Microsoft Corp. (e)		29,800	872
Oracle Corp. (e)		36,900	948

			1,820

Total Common Stock (cost—$38,484)			36,672

CONVERTIBLE BONDS—19.6%

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)
Aerospace & Defense—1.2%
AAR Corp.,
1.75%, 2/1/26	NR/BB	$400	416
Orbital Sciences Corp.,
2.438%, 1/15/27	NR/BB-	275	284
Triumph Group, Inc.,
2.625%, 10/1/26	NR/NR	550	740

			1,440

Airlines—0.6%
Continental Airlines, Inc.,
4.50%, 1/15/15	B3/CCC+	550	720

Auto Components—0.8%
BorgWarner, Inc.,
3.50%, 4/15/12	NR/BBB	350	459
TRW Automotive, Inc. (a),
3.50%, 12/1/15	B3/B-	400	479

			938

Biotechnology—0.4%
Life Technologies Corp.,
2.00%, 8/1/23	NR/BBB-	275	423

Building/Construction—0.5%
DR Horton, Inc.,
2.00%, 5/15/14	Ba3/BB-	525	621

Communications—1.8%
Priceline.com, Inc. (a),
1.25%, 3/15/15	NR/NR	600	631
Symantec Corp.,
1.00%, 6/15/13	NR/NR	600	640

Schedule of Investments

NACM Income & Growth Fund

March 31, 2010 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
TeleCommunication Systems, Inc. (a),
4.50%, 11/1/14	NR/NR	$375	$388
VeriSign, Inc.,
3.25%, 8/15/37	NR/NR	575	523

			2,182

Consumer Services—0.4%
Alliance Data Systems Corp.,
1.75%, 8/1/13	NR/NR	460	470

Diversified Manufacturing—0.6%
Actuant Corp.,
2.00%, 11/15/23	NR/B+	625	674

Electrical Equipment—0.8%
EnerSys (i),
3.375%, 6/1/38	B2/BB	575	540
General Cable Corp.,
0.875%, 11/15/13	Ba3/B+	515	447

			987

Energy—0.1%
Covanta Holding Corp.,
1.00%, 2/1/27	Ba3/B	175	165

Financial Services—0.5%
Janus Capital Group, Inc.,
3.25%, 7/15/14	Baa3/BB+	475	602

Food—0.4%
Tyson Foods, Inc.,
3.25%, 10/15/13	NR/BB	350	449

Healthcare—1.9%
American Medical Systems Holdings, Inc.,
4.00%, 9/15/41	NR/B+	455	536
AMERIGROUP Corp.,
2.00%, 5/15/12	NR/BB	725	739
Inverness Medical Innovations, Inc.,
3.00%, 5/15/16	NR/B-	412	459
Kinetic Concepts, Inc. (a),
3.25%, 4/15/15	NR/B+	550	621

			2,355

Hotels/Gaming—1.1%
Gaylord Entertainment Co. (a),
3.75%, 10/1/14	NR/NR	525	658
Wyndham Worldwide Corp.,
3.50%, 5/1/12	Ba1/BBB-	300	617

			1,275

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Internet Software & Services—0.3%
Equinix, Inc.,
2.50%, 4/15/12	NR/B-	$300	$321

Materials & Processing—0.5%
Steel Dynamics, Inc.,
5.125%, 6/15/14	NR/BB+	500	618

Multi-Media—0.5%
International Game Technology (a),
3.25%, 5/1/14	Baa2/BBB	275	328
Liberty Media LLC,
3.125%, 3/30/23	B1/BB-	300	320

			648

Oil & Gas—0.3%
Hornbeck Offshore Services, Inc.,
1.625%, 11/15/26 (i)	NR/BB-	400	337

Pharmaceuticals—1.1%
BioMarin Pharmaceutical, Inc.,
1.875%, 4/23/17	NR/B-	600	768
Biovail Corp. (a),
5.375%, 8/1/14	NR/NR	475	615

			1,383

Real Estate Investment Trust—0.9%
Boston Properties L.P.,
3.75%, 5/15/36	NR/A-	500	532
Digital Realty Trust L.P. (a),
5.50%, 4/15/29	NR/NR	445	611

			1,143

Technology—3.6%
CSG Systems International, Inc. (a),
3.00%, 3/1/17	NR/NR	625	659
Maxtor Corp.,
2.375%, 8/15/12	NR/B	450	527
Micron Technology, Inc.,
1.875%, 6/1/14	NR/B-	700	673
NetApp, Inc.,
1.75%, 6/1/13	NR/NR	635	747
Nuance Communications, Inc.,
2.75%, 8/15/27	NR/B-	490	532
Rovi Corp. (a),
2.625%, 2/15/40	NR/NR	650	653
Teradyne, Inc.,
4.50%, 3/15/14	NR/NR	285	619

			4,410

Telecommunications—1.3%
Anixter International, Inc.,
1.00%, 2/15/13	NR/BB-	320	309

Schedule of Investments

NACM Income & Growth Fund

March 31, 2010 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Qwest Communications International, Inc.,
3.50%, 11/15/25	B1/B+	$610	$689
Time Warner Telecom, Inc.,
2.375%, 4/1/26	B3/B-	525	601

			1,599

Total Convertible Bonds (cost—$22,793)			23,760

CONVERTIBLE PREFERRED STOCK—9.6%

	Shares
Advertising—0.6%
Interpublic Group of Cos., Inc., Ser. B,
5.25%, 12/29/49	800	712

Commercial Banks—0.8%
Fifth Third Bancorp, Ser. G,
8.50%, 12/29/49	3,300	449
Wells Fargo & Co., Ser. L,
7.50%, 12/29/49	565	552

		1,001

Commercial Services & Supplies—0.4%
Avery Dennison Corp.,
7.875%, 11/15/20	13,000	516

Consumer Discretionary—0.4%
Stanley Black & Decker, Inc., FRN,
5.125%, 5/17/12	460	452

Consumer Finance—0.5%
SLM Corp., Ser. C,
7.25%, 12/15/10	850	569

Diversified Financial Services—1.2%
Bank of America Corp., Ser. L,
7.25%, 12/29/49	700	682
Citigroup, Inc.,
7.50%, 12/15/12	6,700	817

		1,499

Financial Services—0.0%
Lehman Brothers Holdings, Inc.,
6.00%, 10/12/10 (General Mills, Inc.) (c)(h)(j)	7,700	25
28.00%, 3/6/09 (Transocean Ltd.) (c)(h)(j)	1,350	18

		43

Food Products—0.8%
Archer-Daniels-Midland Co.,
6.25%, 6/1/41	14,400	589

	Shares	Value* (000s)
Bunge Ltd.,
4.875%, 12/29/49	4,050	$362

		951

Household Durables—0.4%
Newell Financial Trust I,
5.25%, 12/29/49 (Newell Rubbermaid, Inc.) (h)	14,200	552

Insurance—0.8%
Assured Guaranty Ltd.,
8.50%, 6/1/12	6,300	568
XL Capital Ltd.,
10.75%, 8/15/11	14,800	427

		995

Oil & Gas—0.8%
ATP Oil & Gas Corp. (a),
8.00%, 12/29/49	4,700	519
Chesapeake Energy Corp.,
5.00%, 12/29/49	5,100	432

		951

Oil, Gas & Consumable Fuels—0.5%
Whiting Petroleum Corp.,
6.25%, 12/31/49	2,800	554

Pharmaceuticals—1.0%
Merck & Co., Inc.,
6.00%, 8/13/10	2,020	508
Mylan, Inc.,
6.50%, 11/15/10	500	680

		1,188

Real Estate Investment Trust—1.0%
Alexandria Real Estate Equities, Inc., Ser. D,
7.00%, 12/29/49	29,200	665
Simon Property Group, Inc., Ser. I (d),
6.00%, 4/16/10	8,400	597

		1,262

Utilities—0.4%
FPL Group, Inc.,
8.375%, 6/1/12	8,800	444

Total Convertible Preferred Stock (cost—$11,888)		11,689

Schedule of Investments

NACM Income & Growth Fund

March 31, 2010 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
SHORT-TERM INVESTMENTS—9.8%
Convertible Bonds—1.2%
Banking—0.5%
Barclays Bank PLC,
10.00%, 3/15/11 (Teva Pharmaceutical Industries Ltd. ADR) (h)	A1/A+	$10	$631

Financial Services—0.7%
Bank of America Corp.,
10.00%, 2/24/11 (Schlumberger Ltd.) (h)	A2/A+	9	532
National City Corp.,
4.00%, 2/1/11	A3/A	290	297

			829

Total Convertible Bonds (cost—$1,456)			1,460

Repurchase Agreement—8.6%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $10,483; collateralized by U.S. Treasury Notes, 2.375%, due 8/31/14, valued at $10,697 including accrued interest (cost—$10,483)		10,483	10,483

Total Short-Term Investments (cost—$11,939)			11,943

Total Investments before call options written (cost—$120,902)—99.8%			121,234

CALL OPTIONS WRITTEN (f)—(0.1)%

		Contracts
Apple, Inc. (CBOE),
strike price $250, expires 4/17/10		25	(2)
Cisco Systems, Inc. (CBOE),
strike price $27, expires 4/17/10		210	(2)
EMC Corp. (CBOE),
strike price $19, expires 4/17/10		305	(2)
Ford Motor Co. (CBOE),
strike price $14, expires 4/17/10		455	(4)
Freeport-McMoRan Copper & Gold, Inc. (CBOE),
strike price $90, expires 4/17/10		60	(3)
General Electric Co. (CBOE),
strike price $20, expires 4/17/10		300	(1)
Google, Inc. (CBOE),
strike price $600, expires 4/17/10		9	(5)

	Contracts	Value* (000s)
Intel Corp. (CBOE),
strike price $23, expires 4/17/10	290	$(8)
Intuitive Surgical, Inc. (CBOE),
strike price $370, expires 4/17/10	15	(9)
Joy Global, Inc. (CBOE),
strike price $60, expires 4/17/10	85	(4)
McKesson Corp. (CBOE),
strike price $70, expires 4/17/10	100	(1)
Microsoft Corp. (CBOE),
strike price $31, expires 4/17/10	185	(1)
Occidental Petroleum Corp. (CBOE),
strike price $85, expires 4/17/10	45	(6)
Oracle Corp. (CBOE),
strike price $28, expires 4/17/10	230	— (g)
Peabody Energy Corp. (CBOE),
strike price $55, expires 4/17/10	85	(1)
Prudential PLC (CBOE),
strike price $60, expires 4/17/10	85	(14)
Target Corp. (CBOE),
strike price $55, expires 4/17/10	65	(1)
Textron, Inc. (CBOE),
strike price $24, expires 4/17/10	230	(1)

Total Call Options Written (premiums received—$104)		(65)

Total Investments net of call options written (cost—$120,798)—99.7%		121,169

Other assets less other liabilities—0.3%		361

Net Assets—100.0%		$121,530

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	When-issued or delayed-delivery. To be settled/delivered after March 31, 2010.
(c)	In default.
(d)	Perpetual maturity. Maturity date shown is the first call date.

Schedule of Investments

NACM Income & Growth Fund

March 31, 2010 (unaudited)

(e)	All or partial amount segregated as collateral for call options written.
(f)	Non-income producing.
(g)	Amount less than $500.
(h)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.
(i)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(j)	Fair-Valued.

Glossary:

CBOE—Chicago Board Options Exchange

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2010.

NR—Not Rated

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on March 31, 2010.

Schedule of Investments

NACM International Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.6%
Australia—6.8%
Bendigo and Adelaide Bank Ltd.	51,821	$475
BHP Billiton Ltd.	55,593	2,230
Commonwealth Bank of Australia	52,060	2,685
CSL Ltd.	11,873	396
Leighton Holdings Ltd.	22,377	799
Rio Tinto Ltd.	19,875	1,428
Virgin Blue Holdings Ltd. (b)	1,284,260	830

		8,843

Austria—1.4%
Erste Group Bank AG	22,545	945
Voestalpine AG	22,751	917

		1,862

Belgium—0.9%
Anheuser-Busch InBev NV	22,589	1,136

China—1.1%
Minth Group Ltd.	244,000	409
Real Gold Mining Ltd. (b)	342,000	511
Skyworth Digital Holdings Ltd.	408,000	476

		1,396

Denmark—0.4%
Novo Nordisk A/S, Class B	6,325	488

Finland—1.3%
Fortum Oyj	26,400	646
Nokia Oyj	68,642	1,070

		1,716

France—9.2%
BNP Paribas	43,949	3,369
Carrefour S.A.	19,985	963
France Telecom S.A.	13,648	327
Natixis (b)	215,503	1,155
Renault S.A. (b)	24,880	1,162
Rhodia S.A. (b)	18,984	392
Sanofi-Aventis S.A.	12,084	902
SEB S.A.	12,710	841
Total S.A.	33,528	1,946
Vallourec S.A.	3,902	787

		11,844

Germany—4.0%
Bilfinger Berger AG	5,137	342
E.ON AG	43,244	1,599
Fresenius Medical Care AG & Co. KGaA	9,134	515
Siemens AG	26,791	2,677

		5,133

Hong Kong—5.1%
BOC Hong Kong Holdings Ltd.	631,000	1,501
Cathay Pacific Airways Ltd. (b)	385,000	809

	Shares	Value* (000s)
Fufeng Group Ltd.	736,000	$488
Kingboard Laminates Holdings Ltd.	1,199,500	1,050
Lee & Man Paper Manufacturing Ltd.	616,000	481
Orient Overseas International Ltd.	102,000	755
Sun Hung Kai Properties Ltd.	102,000	1,529

		6,613

Israel—1.5%
Teva Pharmaceutical Industries Ltd. ADR	31,800	2,006

Italy—1.0%
Enel SpA	229,771	1,284

Japan—19.6%
Canon, Inc.	21,400	990
Fanuc Ltd.	4,200	446
Fuji Electric Holdings Co., Ltd. (b)	165,000	451
FUJIFILM Holdings Corp.	32,700	1,126
Hitachi Ltd. (b)	336,000	1,250
Honda Motor Co., Ltd.	66,000	2,326
Itochu Corp.	113,000	992
K’s Holdings Corp.	4,240	104
Mitsubishi Corp.	32,300	848
Mitsubishi UFJ Financial Group, Inc.	273,500	1,434
Mitsui & Co., Ltd.	33,000	556
Mitsui Chemicals, Inc.	245,000	743
Nidec Corp.	12,600	1,351
Nikon Corp.	24,000	525
Nintendo Co., Ltd.	1,500	503
Nippon Electric Glass Co., Ltd.	55,000	776
Nissan Motor Co., Ltd. (b)	206,100	1,770
Nisshin Oillio Group Ltd.	116,000	562
Nitto Denko Corp.	21,200	823
Nomura Holdings, Inc.	187,700	1,377
NSK Ltd.	73,000	577
Orix Corp.	5,150	457
Sony Corp.	38,700	1,483
Sumitomo Trust & Banking Co., Ltd.	103,000	605
Tokyo Electric Power Co., Inc.	37,100	990
Tokyo Electron Ltd.	11,700	778
Toyota Motor Corp.	9,300	374
Unicharm Corp.	11,700	1,130

		25,347

Netherlands—3.6%
Aalberts Industries NV	53,302	849
ING Groep NV (b)	140,582	1,393
Koninklijke KPN NV	62,859	997
Koninklijke Philips Electronics NV	29,380	943
QIAGEN NV (b)	19,800	456

		4,638

Schedule of Investments

NACM International Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Norway—2.3%
DnB NOR ASA (b)	103,700	$1,186
TGS Nopec Geophysical Co. ASA (b)	54,250	1,154
Yara International ASA	16,000	696

		3,036

Singapore—2.8%
Ho Bee Investment Ltd.	892,000	1,145
Hong Leong Asia Ltd.	356,000	1,153
Jardine Cycle & Carriage Ltd.	23,000	482
United Overseas Bank Ltd.	63,000	863

		3,643

Spain—0.9%
Banco Santander S.A.	36,296	481
Telefonica S.A.	28,551	677

		1,158

Sweden—0.5%
Atlas Copco AB, Class A	41,000	635

Switzerland—10.2%
Credit Suisse Group AG	53,626	2,760
Nestle S.A.	71,665	3,672
Novartis AG	44,288	2,396
Roche Holdings AG	11,822	1,920
Zurich Financial Services AG	9,294	2,384

		13,132

United Kingdom—24.0%
Aggreko PLC	45,676	825
Anglo American PLC (b)	20,922	911
Barclays PLC	343,303	1,869
BG Group PLC	44,201	766
BHP Billiton PLC	13,355	456
BP PLC	326,748	3,093
British American Tobacco PLC	89,125	3,073
BT Group PLC	652,688	1,225
Burberry Group PLC	99,457	1,078
Cookson Group PLC (b)	92,667	768
Eurasian Natural Resources Corp. PLC	58,046	1,049
HSBC Holdings PLC	123,693	1,256
Mondi PLC	136,101	956
Pearson PLC	35,449	556
Petrofac Ltd.	86,710	1,581
Reckitt Benckiser Group PLC	32,749	1,799
Rio Tinto PLC	19,255	1,138
Rolls-Royce Group PLC (b)	120,850	1,094
Royal Dutch Shell PLC, Class B	41,045	1,132
Shire PLC	64,744	1,427
Smith & Nephew PLC	103,370	1,032

	Shares	Value* (000s)
Vodafone Group PLC	1,361,233	$3,148
Xstrata PLC (b)	42,361	802

		31,034

Total Common Stock (cost—$111,918)		124,944

PREFERRED STOCK—1.7%

Germany—1.7%
Hugo Boss AG	15,300	582
ProSiebenSat.1 Media AG	97,169	1,639

Total Preferred Stock (cost—$1,611)		2,221

	Principal Amount (000s)
Repurchase Agreement—5.7%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $7,327; collateralized by Federal Home Loan Bank Discount Notes, zero coupon, due 4/9/10, valued at $7,475 (cost—$7,327)	$7,327	7,327

Total Investments (cost—$120,856) (a)—104.0%		134,492

Liabilities in excess of other assets—(4.0)%		(5,180)

Net Assets—100.0%		$129,312

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $125,159, representing 96.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NACM Mid-Cap Growth Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—95.9%
Aerospace & Defense—1.6%
L-3 Communications Holdings, Inc.	1,200	$110

Airlines—1.6%
Southwest Airlines Co.	8,400	111

Biotechnology—1.9%
Dendreon Corp. (a)	2,100	77
Human Genome Sciences, Inc. (a)	1,700	51

		128

Chemicals—4.3%
Ashland, Inc.	1,800	95
International Flavors & Fragrances, Inc.	2,500	119
Valspar Corp.	1,100	33
WR Grace & Co. (a)	1,600	44

		291

Commercial Services & Supplies—3.9%
Avery Dennison Corp.	3,000	109
Cintas Corp.	1,800	50
RR Donnelley & Sons Co.	5,000	107

		266

Computers & Peripherals—2.0%
Western Digital Corp. (a)	3,600	140

Containers & Packaging—1.0%
Bemis Co., Inc.	2,500	72

Diversified Consumer Services—0.6%
Career Education Corp. (a)	1,300	41

Diversified Financial Services—1.7%
IntercontinentalExchange, Inc. (a)	400	45
MSCI, Inc. (a)	2,000	72

		117

Electrical Equipment—3.1%
Cooper Industries PLC	1,400	67
Hubbell, Inc., Class B	1,000	51
Thomas & Betts Corp. (a)	2,500	98

		216

Electronic Equipment, Instruments & Components—3.3%
Arrow Electronics, Inc. (a)	1,300	39
Itron, Inc. (a)	1,600	116
Tech Data Corp. (a)	1,700	71

		226

Energy Equipment & Services—3.9%
Atwood Oceanics, Inc. (a)	700	24
Ensco International PLC ADR	1,900	85

	Shares	Value* (000s)
Noble Corp. (a)	1,600	$67
Oil States International, Inc. (a)	2,000	91

		267

Health Care Equipment & Supplies—2.4%
Hologic, Inc. (a)	1,800	34
Hospira, Inc. (a)	2,300	130

		164

Health Care Providers & Services—3.7%
Cardinal Health, Inc.	3,000	108
Coventry Health Care, Inc. (a)	1,300	32
Omnicare, Inc.	4,000	113

		253

Hotels, Restaurants & Leisure—1.5%
Starbucks Corp. (a)	4,100	99

Household Durables—1.4%
Whirlpool Corp.	1,100	96

Industrial Conglomerates—1.6%
Carlisle Cos., Inc.	2,800	107

Insurance—2.0%
Assurant, Inc.	1,800	62
Unum Group	1,600	40
Validus Holdings Ltd.	1,200	33

		135

Internet & Catalog Retail—1.5%
Priceline.com, Inc. (a)	400	102

Internet Software & Services—1.4%
VeriSign, Inc. (a)	3,600	94

IT Services—4.2%
Amdocs Ltd. (a)	3,500	105
Broadridge Financial Solutions, Inc.	3,700	79
Computer Sciences Corp. (a)	1,300	71
NeuStar, Inc., Class A (a)	1,300	33

		288

Leisure Equipment & Products—1.9%
Mattel, Inc.	5,600	127

Machinery—2.1%
Navistar International Corp. (a)	1,100	49
Oshkosh Corp. (a)	2,400	97

		146

Media—7.7%
Discovery Communications, Inc., Class A (a)	2,500	85
DISH Network Corp., Class A	3,800	79

Schedule of Investments

NACM Mid-Cap Growth Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Gannett Co., Inc.	6,500	$107
McGraw-Hill Cos., Inc.	3,300	118
Scripps Networks Interactive, Inc., Class A	2,100	93
Washington Post Co., Class B	100	44

		526

Metals & Mining—2.4%
Commercial Metals Co.	2,400	36
Reliance Steel & Aluminum Co.	2,000	99
Steel Dynamics, Inc.	1,600	28

		163

Multiline Retail—2.6%
Big Lots, Inc. (a)	1,300	48
Dollar Tree, Inc. (a)	2,200	130

		178

Oil, Gas & Consumable Fuels—2.7%
EXCO Resources, Inc.	2,100	39
Linn Energy LLC, UNIT	3,300	85
NuStar Energy L.P.	500	30
Peabody Energy Corp.	700	32

		186

Paper & Forest Products—1.2%
International Paper Co.	3,400	84

Pharmaceuticals—2.6%
Forest Laboratories, Inc. (a)	3,100	97
Mylan, Inc. (a)	3,500	80

		177

Real Estate Investment Trust—4.8%
Annaly Capital Management, Inc.	5,500	94
MFA Financial, Inc.	12,900	95
Realty Income Corp.	3,400	104
UDR, Inc.	1,900	34

		327

Semiconductors & Semiconductor Equipment—2.4%
Marvell Technology Group Ltd. (a)	1,900	39
Xilinx, Inc.	4,800	122

		161

Software—7.3%
BMC Software, Inc. (a)	2,800	107
CA, Inc.	5,500	129
Compuware Corp. (a)	9,800	82
Red Hat, Inc. (a)	3,300	97
Rovi Corp. (a)	2,300	85

		500

Specialty Retail—6.7%
Aeropostale, Inc. (a)	4,600	132
AutoNation, Inc. (a)	3,100	56
Bed Bath & Beyond, Inc. (a)	700	31

	Shares	Value* (000s)
Ltd. Brands, Inc.	5,600	$138
TJX Cos., Inc.	2,400	102

		459

Textiles, Apparel & Luxury Goods—2.9%
Coach, Inc.	1,900	75
Fossil, Inc. (a)	800	30
Hanesbrands, Inc. (a)	3,300	92

		197

Total Common Stock (cost—$5,510)		6,554

	Principal Amount (000s)
Repurchase Agreement—2.9%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $198; collateralized by Federal Home Loan Bank Discount Notes, zero coupon, due 4/9/10, valued at $205 (cost—$198)	$198	198

Total Investments (cost—$5,708)—98.8%		6,752

Other assets less liabilities—1.2%		80

Net Assets—100.0%		$6,832

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

NACM Pacific Rim Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.5%
Australia—20.8%
AMP Ltd.	329,762	$1,892
Australia & New Zealand Banking Group Ltd.	248,275	5,771
BHP Billiton Ltd.	179,254	7,190
BHP Billiton Ltd. ADR	11,600	932
Boart Longyear Group (b)	2,566,359	787
CSL Ltd.	50,752	1,695
Incitec Pivot Ltd.	1,147,378	3,645
JB Hi-Fi Ltd.	91,195	1,697
Leighton Holdings Ltd.	55,537	1,984
Rio Tinto Ltd.	86,603	6,221
Westpac Banking Corp.	155,708	3,973

		35,787

China—5.2%
Baidu, Inc. ADR (b)	2,300	1,373
China Everbright International Ltd.	3,139,000	1,593
Sinopharm Group Co. (b)	426,000	1,911
Skyworth Digital Holdings Ltd.	1,714,000	2,001
Tencent Holdings Ltd.	105,000	2,103

		8,981

Hong Kong—7.5%
BOC Hong Kong Holdings Ltd.	1,110,500	2,642
Cheung Kong Holdings Ltd.	205,000	2,636
Li & Fung Ltd.	312,000	1,533
MTR Corp.	296,000	1,118
Sun Hung Kai Properties Ltd.	142,000	2,129
Wharf Holdings Ltd.	512,000	2,897

		12,955

India—0.5%
Zee Entertainment Enterprises Ltd.	153,194	916

Japan—51.4%
Canon, Inc.	79,500	3,677
Denki Kagaku Kogyo KK	239,000	1,028
Disco Corp.	36,300	2,237
Fanuc Ltd.	35,400	3,763
Hitachi Construction Machinery Co., Ltd.	86,900	2,057
Honda Motor Co., Ltd.	164,300	5,791
Honda Motor Co., Ltd. ADR	31,000	1,094
JFE Holdings, Inc.	75,300	3,038
Keihin Corp.	95,500	1,846
Komatsu Ltd.	106,600	2,240
Marubeni Corp.	525,000	3,268
Mitsubishi Corp.	87,200	2,290
Mitsubishi UFJ Financial Group, Inc.	861,500	4,516
Mitsui & Co., Ltd.	149,000	2,509
Mitsui Fudosan Co., Ltd.	97,000	1,651

	Shares	Value* (000s)
Mitsui Sumitomo Insurance Group Holdings, Inc.	46,700	$1,299
Nidec Corp.	42,200	4,525
Nikon Corp.	79,000	1,727
Nintendo Co., Ltd.	5,300	1,777
Nippon Building Fund, Inc., REIT	76	655
Nippon Telegraph & Telephone Corp.	50,200	2,112
Nissan Chemical Industries Ltd.	58,000	812
Nitori Co., Ltd.	25,750	1,955
Nitto Denko Corp.	41,500	1,612
Nomura Holdings, Inc.	571,400	4,193
NSK Ltd.	160,000	1,266
Olympus Corp.	53,000	1,704
Pigeon Corp.	32,000	1,192
Sony Corp.	88,000	3,372
Sony Corp. ADR	24,700	946
Sumco Corp.	42,000	895
Sumitomo Bakelite Co., Ltd.	150,000	861
Sumitomo Corp.	284,500	3,276
Sumitomo Mitsui Financial Group, Inc.	51,800	1,716
Suzuki Motor Corp.	56,800	1,254
Tokai Tokyo Financial Holdings	481,000	2,009
Tokio Marine Holdings, Inc.	27,300	770
Tokyo Electric Power Co., Inc.	65,700	1,752
Toshiba Corp. (b)	406,000	2,101
TS Tech Co., Ltd.	100,900	1,894
Tsuruha Holdings, Inc.	22,500	807
Unicharm Corp.	8,600	830

		88,317

Korea (Republic of)—3.5%
Hyundai Motor Co.	24,594	2,508
Samsung Electronics Co., Ltd.	4,834	3,495

		6,003

Malaysia—1.7%
CIMB Group Holdings Bhd.	683,900	2,946

Singapore—2.7%
DBS Group Holdings Ltd.	364,224	3,714
Singapore Airport Terminal Services Ltd.	454,000	859

		4,573

Taiwan—2.4%
HON HAI Precision Industry Co., Ltd.	452,000	1,957
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	212,300	2,227

		4,184

Schedule of Investments

NACM Pacific Rim Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
United Kingdom—1.8%
HSBC Holdings PLC	55,533	$564
HSBC Holdings PLC ADR	31,000	1,572
Rio Tinto PLC ADR	4,200	994

		3,130

Total Common Stock (cost—$155,708)		167,792

	Principal Amount (000s)
Repurchase Agreement—3.5%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $5,986; collateralized by Federal Home Loan Bank Discount Notes, zero coupon, due 4/9/10, valued at $6,110 (cost—$5,986)	$5,986	5,986

Total Investments (cost—$161,694) (a)—101.0%		173,778

Liabilities in excess of other assets—(1.0)%		(1,748)

Net Assets—100.0%		$172,030

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $158,654, representing 92.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

NFJ All-Cap Value Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.4%
Aerospace & Defense—2.5%
Northrop Grumman Corp.	8,300	$544

Capital Markets—2.4%
Federated Investors, Inc., Class B	19,100	504

Commercial Services & Supplies—2.6%
RR Donnelley & Sons Co.	25,700	549

Consumer Finance—1.4%
Cash America International, Inc.	7,600	300

Diversified Financial Services—1.3%
Bank of America Corp.	15,200	271

Diversified Telecommunication Services—4.7%
CenturyTel, Inc.	14,000	497
Windstream Corp.	47,600	518

		1,015

Electric Utilities—1.2%
Edison International	7,600	260

Energy Equipment & Services—2.1%
Tidewater, Inc.	9,400	444

Food & Staples Retailing—2.5%
SUPERVALU, Inc.	32,200	537

Food Products—2.6%
Corn Products International, Inc.	15,900	551

Gas Utilities—4.6%
Atmos Energy Corp.	16,600	474
UGI Corp.	19,200	510

		984

Health Care Equipment & Supplies—1.3%
Medtronic, Inc.	6,300	284

Health Care Providers & Services—2.4%
Cardinal Health, Inc.	14,400	519

Household Products—2.4%
Kimberly-Clark Corp.	8,300	522

Industrial Conglomerates—2.6%
3M Co.	6,800	568

	Shares	Value* (000s)
Insurance—9.8%
Allstate Corp.	14,500	$469
Reinsurance Group of America, Inc.	10,800	567
RenaissanceRe Holdings Ltd.	8,900	505
Unum Group	22,400	555

		2,096

Machinery—2.6%
Crane Co.	16,000	568

Media—2.4%
CBS Corp., Class B	36,300	506

Metals & Mining—4.8%
Reliance Steel & Aluminum Co.	11,400	561
Yamana Gold, Inc.	47,000	463

		1,024

Multi-Utilities—2.6%
Nisource, Inc.	35,800	566

Office Electronics—2.4%
Xerox Corp.	53,600	522

Oil, Gas & Consumable Fuels—17.1%
Apache Corp.	5,600	568
Chevron Corp.	5,800	440
Cimarex Energy Co.	9,800	582
ConocoPhillips	10,600	542
Energy Coal Resources, Inc. (a)(b)(c)	26,000	—
Nexen, Inc.	22,900	566
Royal Dutch Shell PLC ADR, Class A	8,100	469
Total S.A. ADR	8,600	499

		3,666

Pharmaceuticals—6.8%
Biovail Corp.	31,500	528
GlaxoSmithKline PLC ADR	12,200	470
Pfizer, Inc.	27,200	467

		1,465

Real Estate Investment Trust—4.7%
Annaly Capital Management, Inc.	24,600	423
Hospitality Properties Trust	24,900	596

		1,019

Software—2.5%
Microsoft Corp.	18,600	544

Specialty Retail—2.5%
Limited Brands, Inc.	22,000	542

Textiles, Apparel & Luxury Goods—2.6%
V.F. Corp.	7,000	561

Total Common Stock (cost—$20,341)		20,931

Schedule of Investments

NFJ All-Cap Value Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
PREFERRED STOCK—0.0%
Oil, Gas & Consumable Fuels—0.0%
Energy Coal Resources, Inc.,
Class A (a)(b)(c) (cost—$97)	4,213	$—

	Principal Amount (000s)
Repurchase Agreement—1.6%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $332; collateralized by Federal Home Loan Bank, 4.375%, due 9/17/10, valued at $342 including accrued interest (cost—$332)	$332	332

Total Investments (cost—$20,770)—99.0%		21,263

Other assets less liabilities—1.0%		223

Net Assets—100.0%		$21,486

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Non-income producing.
(c)	Fair-valued.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NFJ Dividend Value Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.3%
Aerospace & Defense—4.0%
Lockheed Martin Corp.	1,568,900	$130,564
Northrop Grumman Corp.	2,056,600	134,851

		265,415

Capital Markets—2.0%
Goldman Sachs Group, Inc.	750,000	127,973

Chemicals—2.1%
Lubrizol Corp.	1,500,000	137,580

Commercial Services & Supplies—3.6%
RR Donnelley & Sons Co.	4,600,000	98,210
Waste Management, Inc.	4,000,000	137,720

		235,930

Communications Equipment—2.2%
Harris Corp.	3,000,000	142,470

Computers & Peripherals—1.9%
International Business Machines Corp.	975,000	125,044

Diversified Telecommunication Services—7.7%
AT&T, Inc.	4,776,100	123,414
CenturyTel, Inc.	3,425,000	121,451
Verizon Communications, Inc.	3,998,500	124,033
Windstream Corp.	12,500,000	136,125

		505,023

Electric Utilities—1.8%
Edison International	3,481,400	118,959

Energy Equipment & Services—4.0%
Diamond Offshore Drilling, Inc.	2,982,300	264,858

Food Products—1.8%
Kraft Foods, Inc., Class A	4,000,000	120,960

Health Care Equipment & Supplies—2.1%
Medtronic, Inc.	3,000,000	135,090

Household Products—1.9%
Kimberly-Clark Corp.	2,000,000	125,760

Industrial Conglomerates—2.0%
3M Co.	1,600,000	133,712

Insurance—6.3%
Allstate Corp.	4,300,000	138,933
MetLife, Inc.	3,139,000	136,044
Travelers Cos., Inc.	2,500,000	134,850

		409,827

	Shares	Value* (000s)
Leisure Equipment & Products—2.1%
Mattel, Inc.	6,000,000	$136,440

Media—2.0%
McGraw-Hill Cos., Inc.	3,600,000	128,340

Metals & Mining—2.2%
Freeport-McMoRan Copper & Gold, Inc.	1,700,000	142,018

Multi-Utilities—1.7%
Ameren Corp.	4,300,000	112,144

Office Electronics—2.1%
Xerox Corp.	14,000,000	136,500

Oil, Gas & Consumable Fuels—15.4%
Chesapeake Energy Corp.	5,238,500	123,838
Chevron Corp.	1,771,500	134,333
ConocoPhillips	4,912,100	251,352
Marathon Oil Corp.	4,000,000	126,560
Royal Dutch Shell PLC ADR, Class A	2,000,000	115,720
Total S.A. ADR	4,427,500	256,884

		1,008,687

Pharmaceuticals—9.1%
GlaxoSmithKline PLC ADR	6,404,000	246,682
Johnson & Johnson	1,900,000	123,880
Pfizer, Inc.	13,200,000	226,380

		596,942

Real Estate Investment Trust—3.9%
Annaly Capital Management, Inc.	14,932,600	256,542

Semiconductors & Semiconductor Equipment—2.1%
Intel Corp.	6,300,000	140,238

Specialty Retail—2.0%
Home Depot, Inc.	3,968,000	128,365

Textiles, Apparel & Luxury Goods—2.0%
V.F. Corp.	1,664,700	133,426

Thrifts & Mortgage Finance—4.3%
Hudson City Bancorp, Inc.	10,000,000	141,600
New York Community Bancorp, Inc.	8,500,000	140,590

		282,190

Tobacco—6.0%
Altria Group, Inc.	13,000,000	266,760
Reynolds American, Inc.	2,400,000	129,552

		396,312

Total Common Stock (cost—$6,659,880)		6,446,745

Schedule of Investments

NFJ Dividend Value Fund

March 31, 2010 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—1.4%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $90,545; collateralized by U.S. Treasury Notes, 2.375%, due 8/31/14, valued at $93,232 including accrued interest (cost—$90,545)	$90,545	$90,545

Total Investments (cost—$6,750,425)—99.7%		6,537,290

Other assets less liabilities—0.3%		18,158

Net Assets—100.0%		$6,555,448

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NFJ International Value Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—94.8%
Australia—5.7%
Amcor Ltd. ADR	1,335,600	$31,253
Australia & New Zealand Banking Group Ltd. ADR	1,300,000	30,082
Telstra Corp. Ltd. ADR	2,000,000	27,500

		88,835

Belgium—2.6%
Delhaize Group S.A. ADR	500,000	40,245

Bermuda—5.3%
Accenture PLC, Class A	350,000	14,683
Axis Capital Holdings Ltd.	900,000	28,134
RenaissanceRe Holdings Ltd.	700,000	39,732

		82,549

Brazil—8.4%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,436,700	52,871
Cia Paranaense de Energia ADR, Class P	2,125,000	43,520
Petroleo Brasileiro S.A. ADR	750,000	33,367

		129,758

Canada—10.1%
Agrium, Inc.	400,000	28,252
Nexen, Inc.	1,400,000	34,594
Toronto-Dominion Bank	400,000	29,832
TransCanada Corp.	800,000	29,408
Yamana Gold, Inc.	3,500,000	34,475

		156,561

Colombia—1.8%
BanColombia S.A. ADR	600,000	27,396

Finland—1.0%
Nokia Oyj ADR	1,000,000	15,540

France—7.7%
AXA S.A. ADR	2,025,000	44,631
France Telecom S.A. ADR	1,925,600	46,272
Technip S.A. ADR	350,000	28,490

		119,393

Germany—2.9%
SAP AG ADR	276,100	13,300
Siemens AG ADR	325,000	32,490

		45,790

Ireland—3.7%
Covidien PLC	600,000	30,168
CRH PLC ADR	1,121,000	27,902

		58,070

Israel—1.2%
Teva Pharmaceutical Industries Ltd. ADR	300,000	18,924

	Shares	Value* (000s)
Japan—2.9%
Fujitsu Ltd. ADR	430,400	$14,044
Mitsui & Co., Ltd. ADR	92,000	30,885

		44,929

Korea (Republic of)—3.9%
POSCO ADR	250,000	29,252
SK Telecom Co., Ltd. ADR	1,800,000	31,068

		60,320

Mexico—3.0%
Coca-Cola Femsa SAB De C.V. ADR	700,000	46,515

Netherlands—3.0%
Royal Dutch Shell PLC ADR, Class A	800,000	46,288

Norway—2.9%
Statoil ASA ADR	1,900,000	44,327

Panama—1.0%
Copa Holdings S.A., Class A	262,600	15,966

South Africa—3.2%
Sasol Ltd. ADR	1,200,000	49,524

Spain—1.8%
Banco Bilbao Vizcaya Argentaria S.A. ADR	2,100,000	28,749

Taiwan—0.8%
Siliconware Precision Industries Co. ADR	2,100,000	12,621

Turkey—1.0%
Turkcell Iletisim Hizmet AS ADR	1,050,000	15,813

United Kingdom—20.9%
AstraZeneca PLC ADR	900,000	40,248
BAE Systems PLC ADR	1,305,100	29,286
British American Tobacco PLC ADR	450,000	31,005
Compass Group PLC ADR	3,814,400	30,325
Diageo PLC ADR	400,000	26,980
GlaxoSmithKline PLC ADR	1,200,000	46,224
International Power PLC ADR	287,700	13,991
Marks & Spencer Group PLC ADR	1,100,000	12,320
Pearson PLC ADR	2,900,000	45,501
Prudential PLC ADR	1,395,000	23,129
Unilever PLC ADR	900,000	26,352

		325,361

Total Common Stock (cost—$1,327,163)		1,473,474

Schedule of Investments

NFJ International Value Fund

March 31, 2010 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—4.5%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $69,411; collateralized by U.S. Treasury Bills, 0.172%, due 7/15/10, valued at $70,964 including accrued interest (cost—$69,411)	$69,411	$69,411

Total Investments (cost—$1,396,574)—99.3%		1,542,885

Other assets less liabilities—0.7%		10,761

Net Assets—100.0%		$1,553,646

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NFJ Large-Cap Value Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.9%
Aerospace & Defense—3.1%
Northrop Grumman Corp.	599,600	$39,316

Air Freight & Logistics—1.1%
FedEx Corp.	153,600	14,346

Auto Components—1.2%
Johnson Controls, Inc.	450,800	14,872

Beverages—0.9%
Molson Coors Brewing Co., Class B	256,200	10,776

Capital Markets—2.9%
Goldman Sachs Group, Inc.	72,000	12,285
Morgan Stanley	379,500	11,116
State Street Corp.	300,600	13,569

		36,970

Chemicals—1.0%
PPG Industries, Inc.	198,000	12,949

Computers & Peripherals—3.0%
Hewlett-Packard Co.	250,800	13,330
International Business Machines Corp.	194,000	24,880

		38,210

Diversified Financial Services—3.2%
Bank of America Corp.	726,700	12,971
JPMorgan Chase & Co.	612,600	27,414

		40,385

Diversified Telecommunication Services—6.5%
AT&T, Inc.	1,271,700	32,861
CenturyTel, Inc.	674,400	23,914
Verizon Communications, Inc.	825,700	25,613

		82,388

Electric Utilities—2.7%
Edison International	1,003,900	34,303

Electrical Equipment—1.0%
Emerson Electric Co.	255,400	12,857

Energy Equipment & Services—3.5%
Diamond Offshore Drilling, Inc.	366,200	32,522
Halliburton Co.	410,000	12,354

		44,876

Food & Staples Retailing—4.2%
CVS Caremark Corp.	736,800	26,938
Safeway, Inc.	1,053,100	26,180

		53,118

Food Products—2.0%
ConAgra Foods, Inc.	1,004,600	25,185

	Shares	Value* (000s)
Health Care Equipment & Supplies—1.0%
Medtronic, Inc.	283,100	$12,748

Health Care Providers & Services—3.2%
Cardinal Health, Inc.	705,200	25,409
CIGNA Corp.	416,600	15,239

		40,648

Hotels, Restaurants & Leisure—1.1%
McDonald’s Corp.	207,000	13,811

Household Durables—1.1%
Fortune Brands, Inc.	275,200	13,350

Household Products—2.0%
Kimberly-Clark Corp.	400,400	25,177

Industrial Conglomerates—1.0%
3M Co.	148,200	12,385

Insurance—10.4%
Allstate Corp.	759,900	24,552
Loews Corp.	345,300	12,873
Marsh & McLennan Cos., Inc.	511,400	12,488
MetLife, Inc.	637,100	27,612
Prudential Financial, Inc.	474,300	28,695
Travelers Cos., Inc.	466,600	25,169

		131,389

Media—4.0%
CBS Corp., Class B	870,700	12,137
Time Warner, Inc.	1,242,233	38,845

		50,982

Metals & Mining—2.0%
Freeport-McMoRan Copper & Gold, Inc.	150,900	12,606
Nucor Corp.	271,500	12,321

		24,927

Multi-Utilities—1.2%
Dominion Resources, Inc.	365,000	15,005

Office Electronics—2.1%
Xerox Corp.	2,665,800	25,992

Oil, Gas & Consumable Fuels—14.7%
Apache Corp.	347,900	35,312
Chesapeake Energy Corp.	949,800	22,453
Chevron Corp.	605,600	45,923
ConocoPhillips	686,200	35,113
Marathon Oil Corp.	1,083,700	34,288
Valero Energy Corp.	673,200	13,262

		186,351

Schedule of Investments

NFJ Large-Cap Value Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Pharmaceuticals—8.8%
Eli Lilly & Co.	699,400	$25,332
Johnson & Johnson	384,900	25,096
Merck & Co., Inc.	693,600	25,906
Pfizer, Inc.	2,027,400	34,770

		111,104

Real Estate Investment Trust—3.7%
Annaly Capital Management, Inc.	1,924,600	33,065
Simon Property Group, Inc.	168,988	14,178

		47,243

Software—2.0%
Microsoft Corp.	865,600	25,336

Specialty Retail—2.3%
Gap, Inc.	623,200	14,402
Home Depot, Inc.	456,300	14,761

		29,163

Tobacco—2.0%
Altria Group, Inc.	1,205,400	24,735

Total Common Stock (cost—$1,200,372)		1,250,897

	Principal Amount (000s)
Repurchase Agreement—0.9%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $11,868; collateralized by Fannie Mae, 1.722%, due 5/10/11, valued at $4,922 including accrued interest and Federal Home Loan Bank, 0.70%, due 4/18/11, valued at $7,185 including accrued interest (cost—$11,868)	$11,868	11,868

Total Investments (cost—$1,212,240)—99.8%		1,262,765

Other assets less liabilities—0.2%		2,591

Net Assets—100.0%		$1,265,356

Schedule of Investments

NFJ Mid-Cap Value Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—95.5%
Aerospace & Defense—2.3%
L-3 Communications Holdings, Inc.	2,800	$257

Automobiles—1.1%
Harley-Davidson, Inc.	4,400	123

Capital Markets—2.3%
Federated Investors, Inc., Class B	9,800	259

Commercial Services & Supplies—4.6%
Avery Dennison Corp.	7,100	259
RR Donnelley & Sons Co.	12,100	258

		517

Construction & Engineering—2.1%
Fluor Corp.	5,100	237

Containers & Packaging—2.4%
Sonoco Products Co.	8,800	271

Diversified Telecommunication Services—4.6%
CenturyTel, Inc.	7,300	259
Windstream Corp.	23,400	255

		514

Electric Utilities—2.2%
Edison International	7,300	249

Electronic Equipment, Instruments & Components—2.2%
Jabil Circuit, Inc.	15,200	246

Energy Equipment & Services—2.4%
Tidewater, Inc.	5,600	265

Food & Staples Retailing—2.3%
SUPERVALU, Inc.	15,200	254

Food Products—4.9%
ConAgra Foods, Inc.	10,100	253
Corn Products International, Inc.	8,400	291

		544

Gas Utilities—4.7%
AGL Resources, Inc.	7,200	278
Atmos Energy Corp.	8,800	252

		530

Health Care Providers & Services—2.4%
McKesson Corp.	4,100	269

Household Durables—2.6%
Garmin Ltd.	7,700	296

	Shares	Value* (000s)
Insurance—10.3%
Mercury General Corp.	6,700	$293
Reinsurance Group of America, Inc.	5,500	289
RenaissanceRe Holdings Ltd.	4,700	267
Unum Group	12,200	302

		1,151

Leisure Equipment & Products—2.5%
Mattel, Inc.	12,100	275

Machinery—1.3%
Parker Hannifin Corp.	2,250	146

Metals & Mining—4.8%
Reliance Steel & Aluminum Co.	5,900	291
Yamana Gold, Inc.	24,600	242

		533

Multi-Utilities—4.7%
Nisource, Inc.	16,600	262
SCANA Corp.	7,000	263

		525

Office Electronics—2.5%
Xerox Corp.	28,200	275

Oil, Gas & Consumable Fuels—7.3%
Cimarex Energy Co.	4,700	279
Nexen, Inc.	10,400	257
Southern Union Co.	11,300	287

		823

Pharmaceuticals—2.3%
Biovail Corp.	15,600	262

Real Estate Investment Trust—6.9%
Annaly Capital Management, Inc.	14,600	251
Duke Realty Corp.	20,700	257
Hospitality Properties Trust	11,000	263

		771

Specialty Retail—4.9%
Limited Brands, Inc.	11,400	281
RadioShack Corp.	12,000	271

		552

Textiles, Apparel & Luxury Goods—2.4%
V.F. Corp.	3,300	264

Tobacco—2.5%
Reynolds American, Inc.	5,100	275

Total Common Stock (cost—$9,448)		10,683

Schedule of Investments

NFJ Mid-Cap Value Fund

March 31, 2010 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—10.4%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $1,167; collateralized by Fannie Mae, 1.722%, due 5/10/11, valued at $1,194 including accrued interest (cost—$1,167)	$1,167	$1,167

Total Investments (cost—$10,615)—105.9%		11,850

Liabilities in excess of other assets—(5.9)%		(662)

Net Assets—100.0%		$11,188

Schedule of Investments

NFJ Renaissance Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.6%
Aerospace & Defense—4.5%
Elbit Systems Ltd.	128,000	$8,193
Goodrich Corp.	140,900	9,936
L-3 Communications Holdings, Inc.	102,200	9,365
Rockwell Collins, Inc.	159,700	9,996

		37,490

Airlines—1.2%
Copa Holdings S.A., Class A	158,100	9,612

Beverages—3.2%
Brown-Forman Corp., Class B	148,400	8,822
Coca-Cola Enterprises, Inc.	377,700	10,447
Molson Coors Brewing Co., Class B	167,300	7,037

		26,306

Capital Markets—1.0%
Federated Investors, Inc., Class B	299,600	7,903

Chemicals—5.3%
Agrium, Inc.	129,800	9,168
CF Industries Holdings, Inc.	87,900	8,015
FMC Corp.	145,900	8,833
Lubrizol Corp.	95,000	8,713
Terra Industries, Inc.	196,500	8,992

		43,721

Commercial Services & Supplies—3.0%
Cintas Corp.	264,700	7,436
Pitney Bowes, Inc.	323,200	7,902
Waste Management, Inc.	266,900	9,189

		24,527

Communications Equipment—1.1%
Harris Corp.	187,800	8,919

Construction & Engineering—1.7%
Fluor Corp.	137,000	6,372
KBR, Inc.	344,700	7,638

		14,010

Containers & Packaging—2.2%
Ball Corp.	166,700	8,899
Silgan Holdings, Inc.	154,000	9,275

		18,174

Distributors—1.0%
Genuine Parts, Co.	198,400	8,380

Diversified Consumer Services—1.7%
H&R Block, Inc.	365,100	6,499
Weight Watchers International, Inc.	288,700	7,370

		13,869

	Shares	Value* (000s)
Diversified Telecommunication Services—1.0%
CenturyTel, Inc.	240,667	$8,534

Electric Utilities—3.0%
American Electric Power Co., Inc.	230,000	7,862
DPL, Inc.	301,000	8,184
Edison International	245,600	8,392

		24,438

Energy Equipment & Services—3.7%
Diamond Offshore Drilling, Inc.	81,900	7,273
Ensco International PLC ADR	173,000	7,747
Noble Corp. (a)	197,000	8,239
Tidewater, Inc.	149,500	7,067

		30,326

Food & Staples Retailing—1.1%
Safeway, Inc.	356,500	8,863

Food Products—6.4%
Campbell Soup Co.	259,700	9,180
ConAgra Foods, Inc.	348,600	8,739
Hershey Co.	206,800	8,853
JM Smucker Co.	141,500	8,527
McCormick & Co., Inc.	243,300	9,333
Sara Lee Corp.	582,900	8,120

		52,752

Gas Utilities—2.0%
Energen Corp.	181,400	8,441
Oneok, Inc.	186,200	8,500

		16,941

Health Care Equipment & Supplies—1.0%
Smith & Nephew PLC ADR	172,800	8,650

Health Care Providers & Services—4.3%
AmerisourceBergen Corp.	288,400	8,341
CIGNA Corp.	216,600	7,923
Fresenius Medical Care AG & Co. KGaA	174,900	9,822
McKesson Corp.	141,300	9,286

		35,372

Hotels, Restaurants & Leisure—1.1%
Darden Restaurants, Inc.	198,900	8,859

Household Products—1.1%
Clorox Co.	140,300	8,999

Independent Power Producers & Energy Traders—1.1%
Constellation Energy Group, Inc.	247,700	8,697

Industrial Conglomerates—1.0%
Tyco International Ltd.	218,800	8,369

Schedule of Investments

NFJ Renaissance Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Insurance—7.4%
AON Corp.	197,100	$8,418
Axis Capital Holdings Ltd.	273,400	8,546
HCC Insurance Holdings, Inc.	299,200	8,258
Loews Corp.	242,100	9,026
Reinsurance Group of America, Inc.	179,600	9,433
Unum Group	346,900	8,593
Willis Group Holdings PLC	269,300	8,426

		60,700

IT Services—1.9%
Broadridge Financial Solutions, Inc.	351,200	7,509
Total System Services, Inc.	522,500	8,182

		15,691

Leisure Equipment & Products—1.0%
Hasbro, Inc.	218,700	8,372

Machinery—1.0%
Flowserve Corp.	77,300	8,524

Media—3.1%
McGraw-Hill Cos., Inc.	224,600	8,007
Omnicom Group, Inc.	217,500	8,441
Pearson PLC ADR	569,500	8,936

		25,384

Metals & Mining—3.0%
Compass Minerals International, Inc.	118,700	9,523
Kinross Gold Corp.	408,500	6,981
Yamana Gold, Inc.	833,500	8,210

		24,714

Multiline Retail—1.0%
Family Dollar Stores, Inc.	231,600	8,479

Multi-Utilities—4.9%
Alliant Energy Corp.	253,100	8,418
Ameren Corp.	292,400	7,626
Centerpoint Energy, Inc.	592,100	8,503
CMS Energy Corp.	545,800	8,438
Sempra Energy	157,500	7,859

		40,844

Oil, Gas & Consumable Fuels—9.8%
El Paso Corp.	734,200	7,959
Enbridge Energy Partners L.P.	152,900	7,732
Energy Transfer Partners L.P.	174,500	8,177
Enterprise Products Partners L.P.	280,000	9,682
EXCO Resources, Inc.	402,600	7,400
Linn Energy LLC, UNIT	303,300	7,801
Murphy Oil Corp.	130,900	7,355
Nexen, Inc.	357,500	8,834
ONEOK Partners L.P.	126,300	7,738
Plains All American Pipeline L.P.	145,500	8,279

		80,957

	Shares	Value* (000s)
Real Estate Investment Trust—4.0%
Chimera Investment Corp.	1,943,900	$7,562
HCP, Inc.	273,400	9,022
Liberty Property Trust	236,700	8,034
Plum Creek Timber Co., Inc.	212,700	8,276

		32,894

Road & Rail—2.4%
Canadian Pacific Railway Ltd.	177,500	9,983
CSX Corp.	196,900	10,022

		20,005

Software—1.0%
CA, Inc.	345,400	8,106

Specialty Retail—1.1%
TJX Cos., Inc.	205,000	8,717

Textiles, Apparel & Luxury Goods—1.1%
V.F. Corp.	112,100	8,985

Tobacco—2.1%
Lorillard, Inc.	113,900	8,570
Reynolds American, Inc.	161,200	8,701

		17,271

Water Utilities—1.1%
American Water Works Co., Inc.	416,900	9,072

Total Common Stock (cost—$661,872)		812,426

	Principal Amount (000s)
Repurchase Agreement—0.9%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $7,677; collateralized by U.S. Treasury Notes, 1.25%, due 11/30/10, valued at $8,080 including accrued interest (cost—$7,677)	$7,677	7,677

Total Investments (cost—$669,549)—99.5%		820,103

Other assets less liabilities—0.5%		4,405

Net Assets—100.0%		$824,508

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

NFJ Small-Cap Value Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—93.9%
Aerospace & Defense—2.1%
Cubic Corp.	405,901	$14,612
Curtiss-Wright Corp.	1,730,300	60,215
Elbit Systems Ltd.	171,600	10,984
Triumph Group, Inc.	770,800	54,025

		139,836

Airlines—0.5%
Skywest, Inc.	2,089,800	29,842

Beverages—0.6%
Embotelladora Andina S.A. ADR, Class B	1,805,700	36,872

Capital Markets—1.7%
Federated Investors, Inc., Class B	2,507,000	66,134
Raymond James Financial, Inc.	1,729,500	46,247

		112,381

Chemicals—7.2%
Innophos Holdings, Inc.	907,800	25,328
International Flavors & Fragrances, Inc.	1,682,500	80,205
Lubrizol Corp.	1,023,200	93,848
Methanex Corp.	1,923,200	46,753
RPM International, Inc.	3,676,600	78,459
Sensient Technologies Corp.	2,154,700	62,615
Terra Industries, Inc.	1,903,400	87,099

		474,307

Commercial Banks—2.1%
Bank of Hawaii Corp.	1,498,900	67,376
Cullen/Frost Bankers, Inc.	1,263,100	70,481

		137,857

Commercial Services & Supplies—1.0%
Brink’s Co.	1,955,600	55,207
Ennis, Inc.	273,300	4,446
US Ecology, Inc.	537,400	8,652

		68,305

Computers & Peripherals—1.0%
Diebold, Inc.	2,042,800	64,879

Construction & Engineering—1.1%
KBR, Inc.	3,311,900	73,392

Consumer Finance—1.2%
Advance America Cash Advance Centers, Inc.	2,230,900	12,984
Cash America International, Inc. (a)	1,602,300	63,259

		76,243

Containers & Packaging—2.1%
Bemis Co., Inc.	2,368,600	68,026
Sonoco Products Co.	2,319,300	71,411

		139,437

	Shares	Value* (000s)
Diversified Consumer Services—0.4%
Hillenbrand, Inc.	1,226,600	$26,973

Electric Utilities—2.0%
Cleco Corp.	2,373,500	63,017
Westar Energy, Inc.	3,174,000	70,780

		133,797

Electrical Equipment—1.9%
Acuity Brands, Inc.	1,734,000	73,192
Belden, Inc.	1,881,400	51,663

		124,855

Electronic Equipment, Instruments & Components—1.3%
Jabil Circuit, Inc.	4,733,700	76,639
MTS Systems Corp.	290,800	8,442

		85,081

Energy Equipment & Services—1.0%
Tidewater, Inc.	1,352,200	63,918

Food & Staples Retailing—2.2%
Casey’s General Stores, Inc.	2,148,800	67,472
Ruddick Corp.	2,103,900	66,568
Weis Markets, Inc.	249,200	9,061

		143,101

Food Products—4.0%
Cal-Maine Foods, Inc. (a)	1,123,200	38,065
Corn Products International, Inc.	2,231,300	77,337
Del Monte Foods Co.	6,324,600	92,339
JM Smucker Co.	898,700	54,156

		261,897

Gas Utilities—7.4%
AGL Resources, Inc.	1,768,400	68,349
Amerigas Partners L.P.	324,400	13,025
Atmos Energy Corp.	2,174,000	62,111
Energen Corp.	1,469,000	68,352
National Fuel Gas Co.	1,549,700	78,337
Southwest Gas Corp.	1,379,000	41,260
Suburban Propane Partners L.P.	683,600	32,464
UGI Corp.	2,400,200	63,701
WGL Holdings, Inc.	1,724,700	59,761

		487,360

Health Care Equipment & Supplies—5.5%
Cooper Cos., Inc.	2,097,800	81,562
Hill-Rom Holdings, Inc.	1,056,600	28,750
Invacare Corp.	1,383,000	36,705
STERIS Corp.	2,157,900	72,635
Teleflex, Inc.	1,251,500	80,184
West Pharmaceutical Services, Inc.	1,381,700	57,962

		357,798

Health Care Providers & Services—1.1%
Owens & Minor, Inc.	1,563,600	72,535

Schedule of Investments

NFJ Small-Cap Value Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Hotels, Restaurants & Leisure—0.7%
Dover Downs Gaming & Entertainment, Inc.	660,600	$2,616
International Speedway Corp., Class A (a)	1,595,700	41,121

		43,737

Household Products—0.1%
WD-40 Co.	261,500	8,585

Industrial Conglomerates—0.1%
Tomkins PLC ADR	447,300	6,370

Insurance—3.5%
American Equity Investment Life Holding Co.	1,613,300	17,182
American Financial Group, Inc.	2,748,000	78,181
American Physicians Capital, Inc. (a)	496,933	15,877
Delphi Financial Group, Inc., Class A	2,266,000	57,012
Infinity Property & Casualty Corp.	370,500	16,835
RLI Corp.	722,200	41,180

		226,267

Internet & Catalog Retail—0.3%
PetMed Express, Inc.	1,009,600	22,383

Leisure Equipment & Products—0.2%
Sturm Ruger & Co., Inc. (a)	1,145,600	13,736

Life Sciences Tools & Services—1.2%
PerkinElmer, Inc.	3,288,772	78,602

Machinery—5.3%
Barnes Group, Inc.	2,231,500	43,403
Bucyrus International, Inc.	1,410,300	93,066
Crane Co.	2,091,600	74,252
Harsco Corp.	2,033,000	64,934
Valmont Industries, Inc.	863,600	71,532

		347,187

Metals & Mining—4.2%
AMCOL International Corp.	830,900	22,600
Commercial Metals Co.	916,071	13,796
Compass Minerals International, Inc.	1,190,200	95,490
Iamgold Corp.	4,600,300	60,816
Royal Gold, Inc.	1,710,055	79,022

		271,724

Multi-Utilities—2.6%
Avista Corp.	1,643,300	34,033
OGE Energy Corp.	2,039,500	79,418
Vectren Corp.	2,220,100	54,881

		168,332

	Shares	Value* (000s)
Oil, Gas & Consumable Fuels—13.0%
Alliance Resource Partners L.P.	279,200	$11,701
Berry Petroleum Co., Class A	2,070,700	58,311
Buckeye Partners L.P.	975,700	58,610
Cimarex Energy Co.	1,536,900	91,261
El Paso Pipeline Partners L.P.	986,600	27,516
Frontier Oil Corp.	3,573,000	48,236
Frontline Ltd.	1,778,800	54,485
Holly Corp.	2,477,600	69,150
Linn Energy LLC, UNIT	3,057,600	78,642
Magellan Midstream Partners L.P.	1,450,900	68,961
NuStar Energy L.P.	955,600	57,766
Southern Union Co.	2,843,300	72,135
Sunoco Logistics Partners L.P.	325,600	22,304
TC Pipelines L.P.	356,400	13,550
Transmontaigne Partners L.P.	8,500	230
Tsakos Energy Navigation Ltd.	1,133,200	16,703
Williams Partners L.P.	741,100	29,814
World Fuel Services Corp.	2,581,000	68,758

		848,133

Real Estate Investment Trust—6.0%
Chimera Investment Corp.	16,403,500	63,810
CreXus Investment Corp.	837,800	11,202
Equity One, Inc.	2,010,800	37,984
Franklin Street Properties Corp.	3,083,100	44,489
Healthcare Realty Trust, Inc.	2,413,100	56,201
HRPT Properties Trust	4,717,000	36,698
Nationwide Health Properties, Inc.	1,935,000	68,015
PS Business Parks, Inc.	733,900	39,190
Sovran Self Storage, Inc.	971,000	33,849

		391,438

Semiconductors & Semiconductor Equipment—0.1%
Himax Technologies, Inc. ADR	2,103,100	6,583

Specialty Retail—3.3%
Aaron’s, Inc. (a)	2,374,600	79,169
Buckle, Inc.	2,235,800	82,188
RadioShack Corp.	2,298,800	52,022

		213,379

Textiles, Apparel & Luxury Goods—2.7%
Phillips-Van Heusen Corp.	1,639,500	94,042
Unifirst Corp.	296,800	15,285
Wolverine World Wide, Inc.	2,371,900	69,165

		178,492

Tobacco—1.4%
Universal Corp. (a)	1,294,500	68,207
Vector Group Ltd.	1,421,805	21,939

		90,146

Schedule of Investments

NFJ Small-Cap Value Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Trading Companies & Distributors—0.6%
Applied Industrial Tech, Inc.	1,692,100	$42,049

Water Utilities—1.0%
American Water Works Co., Inc.	3,146,300	68,463

Wireless Telecommunication Services—0.2%
Partner Communications Co., Ltd. ADR	499,700	11,288

Total Common Stock (cost—$4,752,000)		6,147,560

MUTUAL FUND—1.0%

Central Fund of Canada Ltd., Class A (cost—$53,403)	4,451,300	62,318

	Principal Amount (000s)
Repurchase Agreement—4.7%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $310,321; collateralized by Freddie Mac, 2.25%—5.05%, due 8/24/12— 1/26/15, valued at $110,918 including accrued interest and U.S. Treasury Notes, 1.375%— 2.375%, due 2/15/13—8/31/14, valued at $205,612 including accrued interest (cost—$310,321)	$310,321	310,321

Total Investments (cost—$5,115,724)—99.6%		6,520,199

Other assets less liabilities—0.4%		28,328

Net Assets—100.0%		$6,548,527

Notes to Schedule of Investments:

(a)	Affiliated security.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

OCC Growth Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.3%
Aerospace & Defense—4.4%
Precision Castparts Corp.	95,000	$12,038
United Technologies Corp.	271,000	19,948

		31,986

Air Freight & Logistics—1.0%
FedEx Corp.	76,421	7,138

Auto Components—1.0%
Lear Corp. (a)	90,000	7,141

Beverages—2.0%
PepsiCo, Inc.	217,890	14,416

Biotechnology—5.2%
Celgene Corp. (a)	261,840	16,223
Gilead Sciences, Inc. (a)	470,200	21,385

		37,608

Capital Markets—1.7%
Ameriprise Financial, Inc.	277,860	12,604

Chemicals—1.0%
Monsanto Co.	103,380	7,383

Communications Equipment—3.8%
QUALCOMM, Inc.	463,720	19,472
Research In Motion Ltd. (a)	104,750	7,746

		27,218

Computers & Peripherals—9.1%
Apple, Inc. (a)	143,800	33,783
EMC Corp. (a)	968,200	17,466
Hewlett-Packard Co.	271,000	14,404

		65,653

Construction & Engineering—1.5%
Fluor Corp.	232,000	10,790

Containers & Packaging—1.7%
Owens-Illinois, Inc. (a)	350,000	12,439

Diversified Financial Services—2.7%
Bank of America Corp.	548,280	9,787
JPMorgan Chase & Co.	214,720	9,608

		19,395

Energy Equipment & Services—1.0%
Baker Hughes, Inc.	159,430	7,468

Food Products—4.4%
General Mills, Inc.	95,000	6,725
Kraft Foods, Inc., Class A	582,160	17,605
Mead Johnson Nutrition Co., Class A	150,000	7,804

		32,134

	Shares	Value* (000s)
Health Care Equipment & Supplies—1.8%
St. Jude Medical, Inc. (a)	325,720	$13,371

Health Care Providers & Services—4.8%
CIGNA Corp.	453,550	16,591
Express Scripts, Inc. (a)	175,010	17,809

		34,400

Hotels, Restaurants & Leisure—1.7%
McDonald’s Corp.	185,250	12,360

Insurance—3.1%
Genworth Financial, Inc., Class A (a)	413,300	7,580
Prudential Financial, Inc.	251,000	15,185

		22,765

Internet & Catalog Retail—0.9%
Amazon.com, Inc. (a)	47,550	6,454

Internet Software & Services—3.6%
Google, Inc., Class A (a)	46,510	26,372

IT Services—3.3%
Visa, Inc., Class A	259,250	23,600

Machinery—1.0%
Joy Global, Inc.	123,690	7,001

Media—1.7%
Walt Disney Co.	350,000	12,218

Metals & Mining—2.1%
Cliffs Natural Resources, Inc.	208,940	14,824

Multiline Retail—0.9%
Kohl’s Corp. (a)	118,350	6,483

Oil, Gas & Consumable Fuels—3.2%
Exxon Mobil Corp.	114,800	7,689
PetroHawk Energy Corp. (a)	393,830	7,987
Ultra Petroleum Corp. (a)	165,000	7,694

		23,370

Personal Products—2.8%
Avon Products, Inc.	257,020	8,705
Estee Lauder Cos., Inc., Class A	172,400	11,184

		19,889

Pharmaceuticals—6.4%
Abbott Laboratories	314,050	16,544
Merck & Co., Inc.	433,155	16,178
Teva Pharmaceutical Industries Ltd. ADR	216,720	13,671

		46,393

Schedule of Investments

OCC Growth Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Road & Rail—2.0%
Union Pacific Corp.	195,143	$14,304

Semiconductors & Semiconductor Equipment—8.6%
Broadcom Corp., Class A	295,000	9,788
Intel Corp.	1,268,270	28,232
Lam Research Corp. (a)	223,100	8,326
Texas Instruments, Inc.	645,000	15,783

		62,129

Software—4.3%
Microsoft Corp.	794,000	23,240
Oracle Corp.	298,310	7,664

		30,904

Specialty Retail—4.4%
Gap, Inc.	600,000	13,866
Home Depot, Inc.	295,000	9,543
TJX Cos., Inc.	201,410	8,564

		31,973

Wireless Telecommunication Services—1.2%
American Tower Corp., Class A (a)	208,300	8,876

Total Common Stock (cost—$604,505)		711,059

	Units
WARRANTS—1.3%

Diversified Financial Services—1.3%
Bank of America Corp., expires 1/16/19 (a) (cost—$8,350)	1,000,000	9,510

	Principal Amount (000s)
Repurchase Agreement—0.1%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $757; collateralized by Federal Home Loan Bank Discount Notes, zero coupon, due 4/23/10, valued at $775 (cost—$757)	$757	757

Total Investments (cost—$613,612)—99.7%		721,326

Other assets less liabilities—0.3%		2,154

Net Assets—100.0%		$723,480

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

OCC Opportunity Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.5%
Aerospace & Defense—3.8%
AerCap Holdings NV (a)	625,086	$7,201
Aerovironment, Inc. (a)	134,897	3,522

		10,723

Air Freight & Logistics—1.5%
Atlas Air Worldwide Holdings, Inc. (a)	77,873	4,131

Airlines—2.9%
AirTran Holdings, Inc. (a)	1,069,867	5,435
Copa Holdings S.A., Class A	44,525	2,707

		8,142

Auto Components—1.2%
Tenneco, Inc. (a)	142,900	3,380

Biotechnology—4.7%
AMAG Pharmaceuticals, Inc. (a)	197,687	6,901
BioMarin Pharmaceutical, Inc. (a)	180,035	4,208
Cubist Pharmaceuticals, Inc. (a)	98,196	2,213

		13,322

Capital Markets—2.2%
Greenhill & Co., Inc.	44,460	3,650
MF Global Holdings Ltd. (a)	323,600	2,611

		6,261

Chemicals—1.0%
Intrepid Potash, Inc. (a)	90,185	2,735

Commercial Banks—0.7%
CapitalSource, Inc.	382,811	2,140

Commercial Services & Supplies—2.1%
EnerNOC, Inc. (a)	96,259	2,857
Innerworkings, Inc. (a)	623,671	3,243

		6,100

Consumer Finance—0.9%
World Acceptance Corp. (a)	72,350	2,610

Diversified Consumer Services—2.6%
American Public Education, Inc. (a)	156,898	7,311

Food Products—1.7%
Smart Balance, Inc. (a)	746,666	4,838

Health Care Equipment & Supplies—4.8%
Abaxis, Inc. (a)	101,943	2,772
Masimo Corp.	135,050	3,586
NuVasive, Inc. (a)	99,174	4,483
Thoratec Corp. (a)	84,380	2,822

		13,663

	Shares	Value* (000s)
Health Care Providers & Services—4.0%
Amedisys, Inc. (a)	64,675	$3,571
HMS Holdings Corp. (a)	48,850	2,491
IPC The Hospitalist Co., Inc. (a)	66,340	2,329
WellCare Health Plans, Inc. (a)	93,520	2,787

		11,178

Health Care Technology—0.9%
Quality Systems, Inc.	39,925	2,453

Hotels, Restaurants & Leisure—5.8%
Buffalo Wild Wings, Inc. (a)	52,377	2,520
Life Time Fitness, Inc. (a)	201,958	5,675
Orient-Express Hotels Ltd., Class A (a)	242,413	3,438
Pinnacle Entertainment, Inc. (a)	476,222	4,638

		16,271

Household Durables—0.9%
Tempur-Pedic International, Inc. (a)	88,550	2,671

Internet Software & Services—1.8%
Archipelago Learning, Inc. (a)	182,594	2,662
VistaPrint NV (a)	44,303	2,537

		5,199

IT Services—4.0%
Sapient Corp.	379,293	3,467
Syntel, Inc.	71,525	2,752
TeleTech Holdings, Inc. (a)	146,204	2,497
VeriFone Holdings, Inc. (a)	124,300	2,512

		11,228

Machinery—1.3%
Energy Recovery, Inc. (a)	112,225	707
Middleby Corp. (a)	50,103	2,885

		3,592

Oil, Gas & Consumable Fuels—10.9%
Comstock Resources, Inc. (a)	148,065	4,709
GMX Resources, Inc. (a)	233,628	1,920
Goodrich Petroleum Corp. (a)	114,630	1,793
PetroHawk Energy Corp. (a)	422,417	8,567
Petroquest Energy, Inc. (a)	488,783	2,459
Quicksilver Resources, Inc. (a)	237,186	3,337
SandRidge Energy, Inc. (a)	1,031,075	7,939

		30,724

Pharmaceuticals—5.2%
Cardiome Pharma Corp. (a)	688,110	4,548
Durect Corp. (a)	1,023,944	3,082
Par Pharmaceutical Cos., Inc. (a)	112,700	2,795
POZEN, Inc. (a)	437,730	4,194

		14,619

Schedule of Investments

OCC Opportunity Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Professional Services—2.4%
Corporate Executive Board Co.	166,150	$4,418
Resources Connection, Inc. (a)	122,350	2,345

		6,763

Road & Rail—2.7%
Celadon Group, Inc. (a)	167,019	2,328
Old Dominion Freight Line, Inc. (a)	95,550	3,191
Vitran Corp., Inc. (a)	166,214	2,011

		7,530

Semiconductors & Semiconductor Equipment—10.2%
Advanced Energy Industries, Inc. (a)	424,325	7,027
Atheros Communications, Inc. (a)	124,869	4,834
Netlogic Microsystems, Inc. (a)	182,388	5,367
Teradyne, Inc. (a)	637,610	7,122
Verigy Ltd. (a)	406,413	4,544

		28,894

Software—7.1%
Commvault Systems, Inc. (a)	136,850	2,922
MicroStrategy, Inc., Class A (a)	23,095	1,965
NetSuite, Inc. (a)	268,286	3,901
Rosetta Stone, Inc. (a)	166,447	3,958
SuccessFactors, Inc. (a)	143,150	2,725
VanceInfo Technologies, Inc. ADR (a)	208,576	4,649

		20,120

Specialty Retail—1.0%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	121,499	2,748

Textiles, Apparel & Luxury Goods—3.7%
Iconix Brand Group, Inc. (a)	298,550	4,586
Lululemon Athletica, Inc. (a)	78,184	3,245
Under Armour, Inc., Class A (a)	89,225	2,624

		10,455

Thrifts & Mortgage Finance—3.0%
MGIC Investment Corp. (a)	768,541	8,431

Trading Companies & Distributors—0.9%
Titan Machinery, Inc. (a)	176,926	2,422

Transportation Infrastructure—2.6%
Aegean Marine Petroleum Network, Inc.	183,089	5,196
Scorpio Tankers, Inc. (a)	173,350	2,177

		7,373

Total Common Stock (cost—$233,042)		278,027

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—0.8%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $2,156; collateralized by Federal Home Loan Bank Discount Notes, zero coupon, due 4/9/10, valued at $2,200 (cost—$2,156)	$2,156	$2,156

Total Investments (cost—$235,198)—99.3%		280,183

Other assets less liabilities—0.7%		2,055

Net Assets—100.0%		$282,238

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

OCC Target Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.7%
Aerospace & Defense—6.4%
AerCap Holdings NV (a)	375,000	$4,320
BE Aerospace, Inc. (a)	150,000	4,568
Precision Castparts Corp.	55,000	6,969
Rockwell Collins, Inc.	100,000	6,259

		22,116

Air Freight & Logistics—1.9%
Atlas Air Worldwide Holdings, Inc. (a)	120,000	6,366

Auto Components—2.1%
BorgWarner, Inc. (a)	80,000	3,054
Tenneco, Inc. (a)	170,000	4,021

		7,075

Biotechnology—4.4%
AMAG Pharmaceuticals, Inc. (a)	127,000	4,434
BioMarin Pharmaceutical, Inc. (a)	227,000	5,305
Celgene Corp. (a)	89,400	5,539

		15,278

Capital Markets—1.0%
Jefferies Group, Inc.	150,000	3,550

Chemicals—1.6%
Ashland, Inc.	107,000	5,646

Commercial Banks—1.5%
CapitalSource, Inc.	896,000	5,009

Communications Equipment—1.1%
Research In Motion Ltd. (a)	50,000	3,698

Computers & Peripherals—3.1%
NetApp, Inc. (a)	200,000	6,512
QLogic Corp. (a)	200,000	4,060

		10,572

Construction & Engineering—1.9%
KBR, Inc.	300,000	6,648

Containers & Packaging—2.4%
Owens-Illinois, Inc. (a)	228,500	8,121

Diversified Financial Services—1.7%
IntercontinentalExchange, Inc. (a)	51,400	5,766

Energy Equipment & Services—1.2%
Weatherford International Ltd. (a)	250,000	3,965

Food Products—3.1%
Del Monte Foods Co.	400,000	5,840
Mead Johnson Nutrition Co., Class A	90,000	4,683

		10,523

	Shares	Value* (000s)
Health Care Equipment & Supplies—1.6%
St. Jude Medical, Inc. (a)	135,800	$5,575

Health Care Providers & Services—4.8%
CIGNA Corp.	152,200	5,567
Express Scripts, Inc. (a)	63,800	6,492
WellCare Health Plans, Inc. (a)	147,100	4,384

		16,443

Health Care Technology—1.1%
MedAssets, Inc. (a)	173,320	3,640

Hotels, Restaurants & Leisure—2.5%
Darden Restaurants, Inc.	95,000	4,231
Las Vegas Sands Corp. (a)	206,000	4,357

		8,588

Insurance—2.1%
Assured Guaranty Ltd.	200,000	4,394
Progressive Corp.	151,000	2,883

		7,277

Internet & Catalog Retail—1.3%
Priceline.com, Inc. (a)	18,000	4,590

Internet Software & Services—3.8%
Baidu, Inc. ADR (a)	4,500	2,686
Equinix, Inc. (a)	28,600	2,784
GSI Commerce, Inc. (a)	135,000	3,736
Monster Worldwide, Inc. (a)	235,000	3,903

		13,109

IT Services—2.7%
Cognizant Technology Solutions Corp., Class A (a)	114,000	5,812
Genpact Ltd. (a)	200,000	3,354

		9,166

Life Sciences Tools & Services—1.9%
Life Technologies Corp. (a)	123,981	6,480

Machinery—2.5%
Flowserve Corp.	41,000	4,521
Joy Global, Inc.	70,000	3,962

		8,483

Media—4.3%
Discovery Communications, Inc., Class A (a)	125,000	4,224
Scripps Networks Interactive, Inc., Class A	105,000	4,657
Viacom, Inc., Class B (a)	175,000	6,016

		14,897

Metals & Mining—1.5%
Cliffs Natural Resources, Inc.	74,740	5,303

Schedule of Investments

OCC Target Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Multiline Retail—3.2%
Dollar Tree, Inc. (a)	100,000	$5,922
Kohl’s Corp. (a)	93,200	5,105

		11,027

Oil, Gas & Consumable Fuels—5.3%
PetroHawk Energy Corp. (a)	415,000	8,416
Pioneer National Resources Co.	75,000	4,224
Quicksilver Resources, Inc. (a)	225,000	3,166
SandRidge Energy, Inc. (a)	325,000	2,502

		18,308

Personal Products—1.4%
Avon Products, Inc.	140,000	4,742

Pharmaceuticals—0.6%
Mylan, Inc. (a)	93,150	2,115

Professional Services—1.3%
Verisk Analytics, Inc., Class A (a)	160,000	4,512

Road & Rail—1.4%
Kansas City Southern (a)	137,000	4,955

Semiconductors & Semiconductor Equipment—8.8%
Broadcom Corp., Class A	150,000	4,977
Lam Research Corp. (a)	200,000	7,464
Marvell Technology Group Ltd. (a)	340,000	6,929
Micron Technology, Inc. (a)	150,000	1,558
ON Semiconductor Corp. (a)	550,000	4,400
Veeco Instruments, Inc. (a)	114,500	4,981

		30,309

Software—3.9%
Check Point Software Technologies (a)	50,000	1,750
McAfee, Inc. (a)	145,000	5,819
Sybase, Inc. (a)	125,000	5,827

		13,396

Specialty Retail—4.1%
American Eagle Outfitters, Inc.	300,000	5,556
Tiffany & Co.	90,000	4,274
Urban Outfitters, Inc. (a)	109,000	4,145

		13,975

Textiles, Apparel & Luxury Goods—1.2%
VF Corp.	50,000	4,008

Thrifts & Mortgage Finance—2.5%
MGIC Investment Corp. (a)	780,000	8,557

Wireless Telecommunication Services—2.5%
American Tower Corp., Class A (a)	200,000	8,522

Total Common Stock (cost—$265,689)		342,310

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—1.1%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $3,914; collateralized by Fannie Mae, 1.722%, due 5/10/11, valued at $3,995 including accrued interest (cost—$3,914)	$3,914	$3,914

Total Investments (cost—$269,603)—100.8%		346,224

Liabilities in excess of other assets—(0.8)%		(2,839)

Net Assets—100.0%		$343,385

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

RCM Disciplined International Equity Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.6%
Brazil—1.0%
Petroleo Brasileiro S.A. ADR	10,100	$450

China—1.9%
China Construction Bank Corp.	425,000	347
CNOOC Ltd.	306,000	504

		851

Czech Republic—0.8%
CEZ AS	7,900	374

France—13.7%
Air Liquide S.A.	5,200	625
Alstom S.A.	10,500	654
AXA S.A.	40,000	887
Danone	11,600	699
Ipsen S.A.	8,930	436
PPR S.A.	5,370	714
Sanofi-Aventis S.A.	10,900	813
Total S.A.	25,300	1,468

		6,296

Germany—5.2%
Bayer AG	8,694	587
SAP AG	13,804	668
Siemens AG	11,175	1,117

		2,372

Hong Kong—1.2%
Cheung Kong Holdings Ltd.	44,000	566

India—2.3%
Bharti Airtel Ltd.	73,790	516
ICICI Bank Ltd.	25,000	531

		1,047

Indonesia—1.0%
Perusahaan Gas Negara PT	1,000,000	466

Italy—2.1%
Intesa Sanpaola SpA (b)	175,000	652
Saipem SpA	8,600	332

		984

Japan—24.9%
Benesse Holdings, Inc.	11,500	499
East Japan Railway Co.	8,500	591
Fujitsu Ltd.	102,000	670
Ibiden Co., Ltd.	9,500	328
JGC Corp.	25,000	446
KDDI Corp.	91	471
Kuraray Co., Ltd.	56,000	755
Kurita Water Industries Ltd.	18,000	510

	Shares	Value* (000s)
Nidec Corp.	6,000	$643
Nintendo Co., Ltd.	3,900	1,308
Nippon Electric Glass Co., Ltd.	32,000	452
Nitto Denko Corp.	17,800	691
Nomura Holdings, Inc.	70,000	514
Shionogi & Co., Ltd.	22,500	428
Softbank Corp.	21,800	538
Sumitomo Metal Mining Co., Ltd.	52,000	774
Sumitomo Mitsui Financial Group, Inc.	24,700	818
T&D Holdings, Inc.	12,500	297
Yahoo! Japan Corp.	1,870	682

		11,415

Netherlands—1.4%
Unilever NV	20,800	629

Singapore—1.6%
SembCorp Industries Ltd.	250,000	736

Spain—3.2%
Banco Bilbao Vizcaya Argentaria S.A.	41,200	563
Telefonica S.A.	39,000	924

		1,487

Sweden—2.5%
Elekta AB, Class B	8,500	238
Hennes & Mauritz AB, Class B	13,600	884

		1,122

Switzerland—5.9%
Actelion Ltd. (b)	7,800	355
Roche Holdings AG	5,930	963
UBS AG (b)	39,000	634
Zurich Financial Services AG	2,900	744

		2,696

United Kingdom—29.9%
Anglo American PLC (b)	16,000	696
BAE Systems PLC	138,000	778
BP PLC	100,000	946
Burberry Group PLC	50,000	542
Carnival PLC	10,500	431
Centrica PLC	137,000	612
Compass Group PLC	82,000	655
HSBC Holdings PLC	146,833	1,488
Marks & Spencer Group PLC	60,000	337
Meggitt PLC	121,000	562
Prudential PLC	94,000	778
Reckitt Benckiser Group PLC	17,125	941
Rio Tinto PLC	18,600	1,100
Serco Group PLC	62,600	571
Shire PLC	26,574	586
Smith & Nephew PLC	33,000	329

Schedule of Investments

RCM Disciplined International Equity Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Standard Chartered PLC	31,000	$845
Vodafone Group PLC	308,097	713
Xstrata PLC (b)	42,400	802

		13,712

Total Investments (cost—$46,148) (a)—98.6%		45,203

Other assets less liabilities—1.4%		645

Net Assets—100.0%		$45,848

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $44,753, representing 97.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

RCM Global Resources Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.7%
Australia—1.6%
BHP Billiton Ltd.	17,204	$690

Brazil—4.8%
Petroleo Brasileiro S.A. ADR	12,085	538
Vale S.A. ADR	45,927	1,478

		2,016

Canada—8.0%
Canadian Natural Resources Ltd.	10,435	772
Goldcorp, Inc.	12,435	463
Suncor Energy, Inc.	13,280	432
Teck Resources Ltd., Class B (b)	24,190	1,054
Thompson Creek Metals Co., Inc. (b)	48,200	652

		3,373

France—1.7%
Vallourec S.A.	3,550	716

Luxembourg—2.5%
ArcelorMittal	24,540	1,076

Netherlands—1.7%
Core Laboratories NV	5,640	738

Switzerland—2.3%
Noble Corp. (b)	23,450	981

United Kingdom—10.0%
Anglo American PLC (b)	13,630	593
BG Group PLC	34,245	593
Ensco International PLC ADR	20,125	901
Ferrexpo PLC	46,635	266
Rio Tinto PLC	15,460	914
Xstrata PLC (b)	51,465	974

		4,241

United States—66.1%
Air Products & Chemicals, Inc.	12,825	948
AK Steel Holding Corp.	18,300	418
Allegheny Technologies, Inc.	19,770	1,067
Alpha Natural Resources, Inc. (b)	22,330	1,114
Anadarko Petroleum Corp.	21,700	1,580
Cameron International Corp. (b)	25,030	1,073
Carrizo Oil & Gas, Inc. (b)	17,220	395
Cliffs Natural Resources, Inc.	18,950	1,345
Concho Resources, Inc. (b)	9,050	456
Devon Energy Corp.	6,630	427
EOG Resources, Inc.	6,765	629
Exxon Mobil Corp.	27,230	1,824
FMC Technologies, Inc. (b)	6,775	438

	Shares	Value* (000s)
Freeport-McMoRan Copper & Gold, Inc.	12,730	$1,063
Halliburton Co.	38,650	1,165
National-Oilwell Varco, Inc.	13,800	560
Newfield Exploration Co. (b)	6,740	351
Newmont Mining Corp.	9,625	490
Noble Energy, Inc.	14,255	1,041
Occidental Petroleum Corp.	15,415	1,303
Oceaneering International, Inc. (b)	10,825	687
Peabody Energy Corp.	18,130	829
PetroHawk Energy Corp. (b)	21,200	430
Pride International, Inc. (b)	14,580	439
Schlumberger Ltd.	20,840	1,323
Schnitzer Steel Industries, Inc., Class A	12,280	645
Southern Copper Corp.	8,145	258
Southwestern Energy Co. (b)	37,070	1,509
Steel Dynamics, Inc.	72,250	1,262
Titanium Metals Corp. (b)	12,780	212
Transocean Ltd. (b)	10,350	894
U.S. Steel Corp.	20,020	1,272
Valero Energy Corp.	31,600	623

		28,070

Total Common Stock (cost—$34,132)		41,901

	Principal Amount (000s)
Repurchase Agreement—3.6%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $1,520; collateralized by Federal Home Loan Bank Discount Notes, zero coupon, due 4/9/10, valued at $1,555 (cost—$1,520)	$1,520	1,520

Total Investments (cost—$35,652) (a)—102.3%		43,421

Liabilities in excess of other assets—(2.3)%		(956)

Net Assets—100.0%		$42,465

Schedule of Investments

RCM Global Resources Fund

March 31, 2010 (unaudited)

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $5,822, representing 13.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

RCM Global Small-Cap Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.5%
Australia—0.7%
Ausenco Ltd.	150,696	$608

Austria—1.9%
Andritz AG	13,910	821
Conwert Immobilien Invest SE (b)	56,128	697

		1,518

Brazil—1.6%
Anhanguera Educacional Participacoes S.A., UNIT (b)	45,200	656
Localiza Rent A Car S.A.	59,530	629

		1,285

British Virgin Islands—0.3%
UTI Worldwide, Inc.	17,095	262

Canada—0.7%
MDC Partners, Inc., Class A	51,777	536

China—0.6%
Beijing Jingkelong Co., Ltd.	514,000	522
Peace Mark Holdings Ltd. (b)(d)	932,000	—	(c)

		522

Denmark—0.7%
Sydbank A/S (b)	21,943	587

Finland—0.8%
Nokian Renkaat Oyj	24,825	645

France—0.7%
Saft Groupe S.A.	13,500	535

Germany—3.1%
Dialog Semiconductor PLC (b)	62,080	956
Kloeckner & Co. SE (b)	27,045	798
Rheinmetall AG	9,970	714

		2,468

Hong Kong—0.9%
China Dongxiang Group Co.	963,000	691

Ireland—1.0%
ICON PLC ADR (b)	12,005	317
Irish Life & Permanent Group Holdings PLC (b)	122,075	484

		801

Israel—1.5%
Ceragon Networks Ltd. (b)	26,525	289
Mellanox Technologies Ltd. (b)	19,290	455
Radware Ltd. (b)	21,235	469

		1,213

	Shares	Value* (000s)
Japan—8.1%
Accordia Golf Co., Ltd.	575	$578
Digital Garage, Inc.	293	654
Kuraray Co., Ltd.	39,800	536
Maruwa Co. Ltd.	29,300	623
Message Co., Ltd.	314	674
Nitori Co., Ltd.	6,790	516
Osaki Electric Co., Ltd.	57,500	509
Pigeon Corp.	10,200	380
Takeuchi Manufacturing Co., Ltd. (b)	49,300	691
Unicharm Petcare Corp.	19,420	616
UNY Co., Ltd.	90,700	751

		6,528

Korea (Republic of)—2.1%
Hyundai Department Store Co., Ltd.	5,675	519
Taeyoung Engineering & Construction	119,800	522
Woongjin Thinkbig Co., Ltd.	28,870	642

		1,683

Netherlands—2.9%
Aalberts Industries NV	37,785	602
Core Laboratories NV	1,940	254
Eurand NV (b)	12,779	144
Fugro NV	10,895	711
SNS REAAL NV (b)	97,105	605

		2,316

Philippines—1.8%
Energy Development Corp.	7,680,000	848
Filinvest Land, Inc.	30,136,000	592

		1,440

Russia—1.9%
Sollers OJSC (b)	47,285	861
Veropharm (b)	18,545	686

		1,547

Singapore—1.2%
Indofood Agri Resources Ltd. (b)	623,000	995

Spain—2.1%
Tecnicas Reunidas S.A.	13,545	851
Viscofan S.A.	31,745	833

		1,684

Sweden—3.3%
Autoliv, Inc. (b)	8,480	437
Betsson AB (b)	41,499	712
Elekta AB, Class B	23,428	654
JM AB (b)	46,633	822

		2,625

Switzerland—3.1%
AFG Arbonia-Forster Holding (b)	26,310	629
Georg Fischer AG (b)	3,165	1,159
Winterthur Technologie AG	17,652	739

		2,527

Schedule of Investments

RCM Global Small-Cap Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Thailand—0.6%
BEC World PCL	625,500	$479

United Kingdom—9.8%
Aegis Group PLC	388,175	751
Britvic PLC	124,610	876
Croda International PLC	61,840	880
Dana Petroleum PLC (b)	38,595	704
Intermediate Capital Group PLC	177,450	732
Restaurant Group PLC	239,100	844
Salamander Energy PLC (b)	134,217	540
SIG PLC (b)	307,730	531
Spirent Communications PLC	356,620	670
Taylor Wimpey PLC (b)	1,062,440	607
Weir Group PLC	53,420	757

		7,892

United States—46.1%
3PAR, Inc. (b)	41,735	417
A. Schulman, Inc.	12,550	307
Actuant Corp., Class A	15,712	307
Alexion Pharmaceuticals, Inc. (b)	4,950	269
Amedisys, Inc. (b)	6,470	357
American Public Education, Inc. (b)	5,290	246
Amerigon, Inc. (b)	28,870	292
Art Technology Group, Inc. (b)	137,515	606
Artio Global Investors, Inc.	13,510	334
Athenahealth, Inc. (b)	8,785	321
Atlas Air Worldwide Holdings, Inc. (b)	7,660	406
Atmel Corp. (b)	79,425	400
Barnes Group, Inc.	18,875	367
BE Aerospace, Inc. (b)	20,435	622
Broadpoint Gleacher Securities, Inc. (b)	49,895	200
Carrizo Oil & Gas, Inc. (b)	14,925	343
Cheesecake Factory, Inc. (b)	18,360	497
Chico’s FAS, Inc.	25,630	370
Citi Trends, Inc. (b)	13,105	425
Clean Harbors, Inc. (b)	6,676	371
Commvault Systems, Inc. (b)	17,990	384
Corporate Office Properties Trust	7,125	286
Diamond Foods, Inc.	9,795	412
Electronics for Imaging, Inc. (b)	33,450	389
Emergency Medical Services Corp., Class A (b)	6,825	386
Emulex Corp. (b)	37,115	493
Factset Research Systems, Inc.	6,660	489
Fairchild Semiconductor International, Inc. (b)	37,130	395

	Shares	Value* (000s)
Finisar Corp. (b)	25,045	$393
Genesee & Wyoming, Inc., Class A (b)	9,310	318
Genoptix, Inc. (b)	4,475	159
Goodrich Petroleum Corp. (b)	17,780	278
Greif, Inc., Class A	7,285	400
GSI Commerce, Inc. (b)	12,390	343
Gymboree Corp. (b)	9,630	497
Halozyme Therapeutics, Inc. (b)	34,315	274
Health Management Associates, Inc., Class A (b)	39,150	337
HeartWare International, Inc. (b)	5,200	231
HMS Holdings Corp. (b)	7,820	399
Human Genome Sciences, Inc. (b)	18,610	562
Iberiabank Corp.	6,492	390
ICF International, Inc. (b)	12,655	314
Infinera Corp. (b)	58,775	501
Internet Brands, Inc., Class A (b)	8,496	78
Intrepid Potash, Inc. (b)	12,415	377
IPC The Hospitalist Co., Inc. (b)	8,500	298
Janus Capital Group, Inc.	24,170	345
JDA Software Group, Inc. (b)	8,835	246
Knight Transportation, Inc.	13,225	279
Korn/Ferry International (b)	19,355	342
Liberty Media Corp. - Capital, Ser. A (b)	10,290	374
Life Time Fitness, Inc. (b)	11,250	316
Lumber Liquidators Holdings, Inc. (b)	14,935	398
Masimo Corp.	11,730	311
MedAssets, Inc. (b)	14,840	312
Meritage Homes Corp. (b)	12,550	264
Mettler Toledo International, Inc. (b)	3,100	339
Momenta Pharmaceuticals, Inc. (b)	13,460	201
Monolithic Power Systems, Inc. (b)	18,775	419
Natus Medical, Inc. (b)	26,785	426
Netezza Corp. (b)	35,385	453
Netlogic Microsystems, Inc. (b)	17,595	518
NewStar Financial, Inc. (b)	51,800	330
NuVasive, Inc. (b)	6,715	304
OfficeMax, Inc. (b)	29,740	488
Olin Corp.	19,650	386
Onyx Pharmaceuticals, Inc. (b)	6,300	191
Packaging Corp. of America	16,960	417
Pharmasset, Inc. (b)	9,790	262
Polaris Industries, Inc.	9,420	482
Polycom, Inc. (b)	19,110	584
Primerica, Inc. (b)	29,543	443
Psychiatric Solutions, Inc. (b)	14,155	422
Rackspace Hosting, Inc. (b)	24,345	456
RightNow Technologies, Inc. (b)	30,265	541

Schedule of Investments

RCM Global Small-Cap Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
RTI International Metals, Inc. (b)	10,835	$329
Sharps Compliance Corp. (b)	52,963	346
Sirona Dental Systems, Inc. (b)	10,175	387
Snap-On, Inc.	7,980	346
Solera Holdings, Inc.	15,089	583
Stifel Financial Corp. (b)	7,635	410
Sun Healthcare Group, Inc. (b)	26,050	249
Sunstone Hotel Investors, Inc. (b)	31,275	349
Superior Energy Services, Inc. (b)	15,445	325
Tempur-Pedic International, Inc. (b)	20,190	609
Teradyne, Inc. (b)	37,310	417
Thoratec Corp. (b)	11,815	395
TiVo, Inc. (b)	24,475	419
Ultimate Software Group, Inc. (b)	12,425	409
Under Armour, Inc., Class A (b)	13,170	387
United Natural Foods, Inc. (b)	13,030	367
United Therapeutics Corp. (b)	4,100	227
Veeco Instruments, Inc. (b)	12,610	549
Vocus, Inc. (b)	27,375	467
Volcano Corp. (b)	18,850	455
Warnaco Group, Inc. (b)	12,200	582
Western Alliance Bancorp (b)	50,730	289
WMS Industries, Inc. (b)	11,361	476

		37,061

Total Common Stock (cost—$67,830)		78,448

	Principal Amount (000s)
Repurchase Agreement—1.4%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $1,106; collateralized by Federal Home Loan Bank Discount Notes, zero coupon, due 4/9/10, valued at $885 and U.S. Treasury Notes, 2.375%, due 8/31/14, valued at $246 including accrued interest (cost—$1,106)	$1,106	1,106

Total Investments (cost—$68,936) (a)—98.9%		79,554

Other assets less liabilities—1.1%		914

Net Assets—100.0%		$80,468

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $35,392, representing 44.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Amount less than $500.
(d)	Fair valued.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

RCM Large-Cap Growth Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.6%
Aerospace & Defense—3.1%
General Dynamics Corp.	76,605	$5,914
United Technologies Corp.	104,875	7,720

		13,634

Air Freight & Logistics—2.1%
FedEx Corp.	100,780	9,413

Beverages—2.3%
Coca-Cola Co.	94,285	5,186
PepsiCo, Inc.	76,045	5,031

		10,217

Biotechnology—5.1%
Amgen, Inc. (b)	79,290	4,738
Celgene Corp. (b)	112,685	6,982
Gilead Sciences, Inc. (b)	138,095	6,281
Human Genome Sciences, Inc. (b)	150,895	4,557

		22,558

Capital Markets—3.6%
Charles Schwab Corp.	286,994	5,364
Goldman Sachs Group, Inc.	36,255	6,186
State Street Corp.	99,200	4,478

		16,028

Chemicals—1.4%
Air Products & Chemicals, Inc.	81,585	6,033

Commercial Banks—1.8%
Wells Fargo & Co.	247,845	7,713

Communications Equipment—4.4%
Cisco Systems, Inc. (b)	505,380	13,155
QUALCOMM, Inc.	142,716	5,993

		19,148

Computers & Peripherals—9.9%
Apple, Inc. (b)	101,340	23,808
EMC Corp. (b)	309,169	5,577
Hewlett-Packard Co.	192,771	10,246
NetApp, Inc. (b)	116,105	3,780

		43,411

Diversified Financial Services—1.0%
JPMorgan Chase & Co.	100,825	4,512

Electrical Equipment—1.1%
Cooper Industries PLC	100,910	4,838

Energy Equipment & Services—4.3%
Cameron International Corp. (b)	115,160	4,936
Halliburton Co.	143,095	4,312
Schlumberger Ltd.	149,487	9,486

		18,734

	Shares	Value* (000s)
Food & Staples Retailing—1.2%
Wal-Mart Stores, Inc.	94,530	$5,256

Food Products—1.5%
Kellogg Co.	125,870	6,725

Health Care Equipment & Supplies—1.4%
Alcon, Inc. (a)	36,597	5,913

Health Care Providers & Services—4.6%
Cardinal Health, Inc.	196,455	7,078
Express Scripts, Inc. (b)	86,250	8,777
UnitedHealth Group, Inc.	135,950	4,442

		20,297

Hotels, Restaurants & Leisure—3.4%
McDonald’s Corp.	94,185	6,284
Starwood Hotels & Resorts Worldwide, Inc.	189,132	8,821

		15,105

Household Products—1.7%
Colgate-Palmolive Co.	87,035	7,420

Internet & Catalog Retail—2.7%
Amazon.com, Inc. (a)(b)	88,095	11,957

Internet Software & Services—4.2%
Google, Inc., Class A (b)	25,620	14,527
Yahoo!, Inc. (b)	228,600	3,779

		18,306

IT Services—1.7%
Visa, Inc., Class A	83,405	7,592

Life Sciences Tools & Services—2.2%
Thermo Fisher Scientific, Inc. (a)(b)	185,420	9,538

Machinery—3.2%
Eaton Corp.	92,505	7,009
Illinois Tool Works, Inc.	148,075	7,013

		14,022

Media—2.9%
DIRECTV, Class A (b)	121,360	4,103
Walt Disney Co.	241,865	8,444

		12,547

Multiline Retail—3.7%
Kohl’s Corp. (b)	144,750	7,929
Target Corp.	162,145	8,529

		16,458

Oil, Gas & Consumable Fuels—3.6%
Anadarko Petroleum Corp.	59,680	4,346

Schedule of Investments

RCM Large-Cap Growth Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Occidental Petroleum Corp.	64,675	$5,468
Southwestern Energy Co. (b)	147,490	6,006

		15,820

Personal Products—1.2%
Avon Products, Inc.	160,567	5,438

Pharmaceuticals—4.2%
Abbott Laboratories	132,355	6,972
Allergan, Inc.	67,420	4,404
Teva Pharmaceutical Industries Ltd. ADR	113,885	7,184

		18,560

Semiconductors & Semiconductor Equipment—2.3%
Intel Corp.	49,410	1,100
Microchip Technology, Inc.	246,180	6,932
Texas Instruments, Inc.	85,925	2,103

		10,135

Software—8.4%
Activision Blizzard, Inc.	370,754	4,471
Adobe Systems, Inc. (b)	160,785	5,687
Microsoft Corp.	546,465	15,995
Oracle Corp.	411,520	10,572

		36,725

Specialty Retail—3.4%
Bed Bath & Beyond, Inc. (b)	182,075	7,967
Lowe’s Cos., Inc.	290,507	7,042

		15,009

Total Common Stock (cost—$359,034)		429,062

	Principal Amount (000s)
Repurchase Agreement—2.9%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $12,609; collateralized by Federal Home Loan Bank Discount Notes, zero coupon, due 4/23/10, valued at $12,865 (cost—$12,609)	$12,609	12,609

	Contracts	Value* (000s)
OPTIONS PURCHASED (b)—0.4%

Call Options—0.4%
Intel Corp. (CBOE),
strike price $22.50, expires 1/22/11 (cost—$1,707)	8,939	$1,654

Total Investments before options written (cost—$373,350)—100.9%		443,325

OPTIONS WRITTEN (b)—(0.8)%

Call Options—(0.6)%
Alcon, Inc. (CBOE),
strike price $165, expires 8/21/10	182	(56)
Amazon.com, Inc. (CBOE),
strike price $100, expires 1/22/11	500	(2,077)
Intel Corp. (CBOE),
strike price $30, expires 1/22/11	8,939	(188)
Thermo Fisher Scientific, Inc. (CBOE),
strike price $55, expires 9/18/10	1,579	(292)

		(2,613)

Put Options—(0.2)%
Amazon.com, Inc. (CBOE),
strike price $105, expires 1/22/11	291	(191)
Intel Corp. (CBOE),
strike price $17.50, expires 1/22/11	8,939	(608)

		(799)

Total Options Written (premiums received—$3,184)		(3,412)

Total Investments net of options written (cost—$370,166)—100.1%		439,913

Other liabilities in excess of other assets—(0.1)%		(564)

Net Assets—100.0%		$439,349

Notes to Schedule of Investments:

(a)	All or partial amount segregated as collateral for options written.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

Schedule of Investments

RCM Mid-Cap Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.4%
Aerospace & Defense—2.9%
Goodrich Corp.	9,780	$689
Precision Castparts Corp.	7,377	935

		1,624

Air Freight & Logistics—1.3%
Expeditors International of Washington, Inc.	19,455	718

Beverages—2.2%
Coca-Cola Enterprises, Inc.	18,340	507
Hansen Natural Corp. (a)	16,383	711

		1,218

Biotechnology—3.4%
Amylin Pharmaceuticals, Inc. (a)	4,770	107
Human Genome Sciences, Inc. (a)	18,301	553
Onyx Pharmaceuticals, Inc. (a)	6,603	200
OSI Pharmaceuticals, Inc. (a)	1,605	96
United Therapeutics Corp. (a)	8,637	478
Vertex Pharmaceuticals, Inc. (a)	12,342	504

		1,938

Capital Markets—4.5%
Artio Global Investors, Inc.	9,290	230
Invesco Ltd.	7,975	175
Janus Capital Group, Inc.	53,113	759
Lazard Ltd., Class A	17,984	642
TD Ameritrade Holding Corp. (a)	37,250	710

		2,516

Chemicals—1.2%
Air Products & Chemicals, Inc.	1,445	107
Intrepid Potash, Inc. (a)	18,905	573

		680

Commercial Banks—2.0%
Comerica, Inc.	6,270	238
SunTrust Banks, Inc.	13,247	355
Zions Bancorporation	24,545	536

		1,129

Commercial Services & Supplies—0.6%
Republic Services, Inc.	11,286	328

Communications Equipment—3.1%
Brocade Communications Systems, Inc. (a)	89,199	509
Ciena Corp. (a)	11,335	173
Finisar Corp. (a)	32,080	504
Polycom, Inc. (a)	19,039	582

		1,768

Computers & Peripherals—1.8%
NetApp, Inc. (a)	21,989	716

	Shares	Value* (000s)
QLogic Corp. (a)	14,660	$298

		1,014

Construction & Engineering—1.0%
Foster Wheeler AG (a)	19,969	542

Containers & Packaging—1.3%
Owens-Illinois, Inc. (a)	20,545	730

Diversified Consumer Services—0.9%
DeVry, Inc.	7,424	484

Electric Utilities—0.3%
PPL Corp.	5,256	146

Electrical Equipment—5.5%
Ametek, Inc.	23,887	990
Cooper Industries PLC	14,618	701
Rockwell Automation, Inc.	11,272	635
Roper Industries, Inc.	13,287	769

		3,095

Electronic Equipment, Instruments & Components—1.2%
Tyco Electronics Ltd.	24,355	669

Energy Equipment & Services—3.6%
Cameron International Corp. (a)	21,092	904
Noble Corp. (a)	11,365	475
Weatherford International Ltd. (a)	41,602	660

		2,039

Food Products—0.6%
Flowers Foods, Inc.	14,090	349

Health Care Equipment & Supplies—3.6%
Edwards Lifesciences Corp. (a)	7,450	736
NuVasive, Inc. (a)	16,790	759
St. Jude Medical, Inc. (a)	3,455	142
Thoratec Corp. (a)	11,692	391

		2,028

Health Care Providers & Services—4.2%
Aetna, Inc.	16,820	590
Cardinal Health, Inc.	10,436	376
Community Health Systems, Inc. (a)	12,690	469
DaVita, Inc. (a)	3,340	212
McKesson Corp.	7,347	483
Psychiatric Solutions, Inc. (a)	6,684	199

		2,329

Hotels, Restaurants & Leisure—3.5%
Darden Restaurants, Inc.	9,290	414
International Game Technology	40,324	744
Las Vegas Sands Corp. (a)	7,170	152

Schedule of Investments

RCM Mid-Cap Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Starwood Hotels & Resorts Worldwide, Inc.	14,441	$673

		1,983

Household Durables—0.7%
KB Home	23,130	387

Household Products—0.4%
Clorox Co.	3,546	228

Insurance—0.5%
Arch Capital Group Ltd. (a)	3,924	299

Internet & Catalog Retail—1.1%
Expedia, Inc.	24,361	608

Internet Software & Services—1.9%
Akamai Technologies, Inc. (a)	21,832	686
Rackspace Hosting, Inc. (a)	8,995	169
Yahoo!, Inc. (a)	11,885	196

		1,051

IT Services—1.0%
Global Payments, Inc.	12,485	569

Leisure Equipment & Products—1.7%
Hasbro, Inc.	25,429	973

Life Sciences Tools & Services—3.3%
ICON PLC ADR (a)	16,209	428
Life Technologies Corp. (a)	4,755	248
Mettler Toledo International, Inc. (a)	6,512	711
Qiagen NV (a)	18,999	437

		1,824

Machinery—2.4%
Navistar International Corp. (a)	19,535	874
Terex Corp. (a)	21,989	499

		1,373

Media—2.0%
CBS Corp., Class B	41,441	577
Scripps Networks Interactive, Inc., Class A	12,148	539

		1,116

Metals & Mining—1.7%
Cliffs Natural Resources, Inc.	7,575	537
Steel Dynamics, Inc.	22,421	392

		929

Multiline Retail—1.2%
Dollar Tree, Inc. (a)	11,281	668

Oil, Gas & Consumable Fuels—2.2%
Alpha Natural Resources, Inc. (a)	10,993	548

	Shares	Value* (000s)
Noble Energy, Inc.	3,285	$240
PetroHawk Energy Corp. (a)	23,300	473

		1,261

Paper & Forest Products—0.5%
International Paper Co.	12,538	309

Personal Products—1.5%
Avon Products, Inc.	24,121	817

Pharmaceuticals—1.7%
Allergan, Inc.	8,421	550
Shire PLC ADR	6,025	397

		947

Professional Services—0.5%
Manpower, Inc.	4,950	283

Real Estate Investment Trust—0.4%
Public Storage	2,250	207

Road & Rail—2.2%
J.B. Hunt Transport Services, Inc.	19,004	682
Knight Transportation, Inc.	26,431	557

		1,239

Semiconductors & Semiconductor Equipment—9.2%
Analog Devices, Inc.	25,368	731
Atmel Corp. (a)	28,020	141
Avago Technologies Ltd. (a)	30,855	634
Lam Research Corp. (a)	10,005	373
Linear Technology Corp.	7,335	208
Marvell Technology Group Ltd. (a)	44,382	905
Microchip Technology, Inc.	17,010	479
Netlogic Microsystems, Inc. (a)	15,692	462
ON Semiconductor Corp. (a)	55,216	442
Veeco Instruments, Inc. (a)	11,250	489
Xilinx, Inc.	11,740	299

		5,163

Software—5.5%
Activision Blizzard, Inc.	12,985	157
Autodesk, Inc. (a)	19,615	577
Check Point Software Technologies (a)	22,632	794
Citrix Systems, Inc. (a)	6,224	295
McAfee, Inc. (a)	5,428	218
Salesforce.com, Inc. (a)	10,483	780
TiVo, Inc. (a)	15,210	260

		3,081

Specialty Retail—5.9%
Bed Bath & Beyond, Inc. (a)	22,684	993
Dick’s Sporting Goods, Inc. (a)	19,372	506
Guess?, Inc.	19,114	898

Schedule of Investments

RCM Mid-Cap Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Urban Outfitters, Inc. (a)	10,600	$403
Williams-Sonoma, Inc.	20,210	531

		3,331

Textiles, Apparel & Luxury Goods—0.8%
Polo Ralph Lauren Corp.	5,135	437

Wireless Telecommunication Services—1.4%
SBA Communications Corp., Class A (a)	21,178	764

Total Common Stock (cost—$43,692)		55,191

	Principal Amount (000s)
Repurchase Agreement—0.8%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $478; collateralized by Fannie Mae, 1.722%, due 5/10/11, valued at $489 including accrued interest (cost—$478)	$478	478

Total Investments (cost—$44,170)—99.2%		55,669

Other assets less liabilities—0.8%		445

Net Assets—100.0%		$56,114

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

RCM Strategic Growth Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—91.2%
Air Freight & Logistics—1.7%
FedEx Corp. (a)	2,146	$200

Biotechnology—3.7%
Amgen, Inc. (b)	1,346	81
Celgene Corp. (a)(b)	2,272	141
Gilead Sciences, Inc. (b)	535	24
Human Genome Sciences, Inc. (b)	1,635	49
Onyx Pharmaceuticals, Inc. (b)	2,720	82
Vertex Pharmaceuticals, Inc. (b)	1,395	57

		434

Capital Markets—3.4%
Artio Global Investors, Inc.	1,790	44
Charles Schwab Corp.	3,500	66
Goldman Sachs Group, Inc.	1,038	177
State Street Corp. (a)	2,456	111

		398

Chemicals—1.2%
Air Products & Chemicals, Inc.	954	70
Mosaic Co. (a)	1,162	71

		141

Commercial Banks—0.8%
Comerica, Inc.	2,340	89

Communications Equipment—7.3%
Cisco Systems, Inc. (a)(b)	10,970	286
Finisar Corp. (b)	1,469	23
Juniper Networks, Inc. (b)	4,547	139
Motorola, Inc. (b)	6,721	47
Polycom, Inc. (a)(b)	6,105	187
Radware Ltd. (b)	1,510	33
Research In Motion Ltd. (b)	1,875	139

		854

Computers & Peripherals—7.2%
Apple, Inc. (a)(b)	1,948	458
EMC Corp. (b)	6,311	114
Hewlett-Packard Co. (a)	3,315	176
NetApp, Inc. (b)	1,755	57
Seagate Technology (b)	2,582	47

		852

Construction & Engineering—1.2%
Fluor Corp.	940	44
Quanta Services, Inc. (b)	5,047	96

		140

Consumer Finance—2.2%
American Express Co.	715	30
Discover Financial Services (a)	15,300	228

		258

	Shares	Value* (000s)
Diversified Consumer Services—0.8%
Apollo Group, Inc., Class A (b)	665	$41
DeVry, Inc.	895	58

		99

Electrical Equipment—3.4%
Ametek, Inc. (a)	3,581	148
Cooper Industries PLC (a)	3,660	175
First Solar, Inc. (b)	583	72

		395

Electronic Equipment, Instruments & Components—2.4%
Corning, Inc.	6,763	136
Itron, Inc. (a)(b)	1,953	142

		278

Energy Equipment & Services—2.5%
National-Oilwell Varco, Inc. (a)	1,231	50
Schlumberger Ltd. (a)	2,128	135
Transocean Ltd. (b)	506	44
Weatherford International Ltd. (b)	4,100	65

		294

Food & Staples Retailing—0.5%
Costco Wholesale Corp.	985	59

Health Care Equipment & Supplies—1.2%
Alcon, Inc. (a)	842	136

Health Care Providers & Services—3.0%
Cardinal Health, Inc.	1,935	70
Community Health Systems, Inc. (b)	985	37
Express Scripts, Inc. (a)(b)	1,693	172
McKesson Corp.	1,159	76

		355

Hotels, Restaurants & Leisure—4.0%
Las Vegas Sands Corp. (a)(b)	11,615	246
McDonald’s Corp. (a)	2,102	140
Starwood Hotels & Resorts Worldwide, Inc.	1,730	81

		467

Household Products—1.3%
Clorox Co.	943	60
Colgate-Palmolive Co.	1,088	93

		153

Internet & Catalog Retail—0.7%
Amazon.com, Inc. (a)(b)	610	83

Internet Software & Services—3.6%
Akamai Technologies, Inc. (b)	1,815	57
Google, Inc., Class A (a)(b)	563	319
Yahoo!, Inc. (b)	2,550	42

		418

Schedule of Investments

RCM Strategic Growth Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Leisure Equipment & Products—0.6%
Hasbro, Inc.	1,915	$73

Life Sciences Tools & Services—2.2%
Thermo Fisher Scientific, Inc. (a)(b)	4,986	256

Media—1.9%
DIRECTV, Class A (b)	1,275	43
Walt Disney Co. (a)	5,190	181

		224

Metals & Mining—2.4%
Barrick Gold Corp.	706	27
Freeport-McMoRan Copper & Gold, Inc. (a)	2,190	183
U.S. Steel Corp.	1,122	71

		281

Multiline Retail—0.5%
Nordstrom, Inc.	1,592	65

Oil, Gas & Consumable Fuels—4.4%
Anadarko Petroleum Corp.	810	59
Concho Resources, Inc. (b)	1,610	81
Exxon Mobil Corp.	1,245	83
Occidental Petroleum Corp.	680	58
PetroHawk Energy Corp. (b)	2,675	54
SandRidge Energy, Inc. (b)	1,874	15
Southwestern Energy Co. (a)(b)	4,182	170

		520

Personal Products—1.6%
Avon Products, Inc. (a)	4,498	153
Estee Lauder Cos., Inc., Class A	605	39

		192

Pharmaceuticals—4.2%
Abbott Laboratories	754	40
Allergan, Inc.	2,093	137
Merck & Co., Inc.	1,625	61
Pfizer, Inc.	2,695	46
Teva Pharmaceutical Industries Ltd. ADR (a)	3,400	214

		498

Real Estate Investment Trust—0.2%
Starwood Property Trust, Inc.	1,527	29

Semiconductors & Semiconductor Equipment—7.2%
Analog Devices, Inc.	1,798	52
Broadcom Corp., Class A (a)	3,500	116
Intel Corp. (a)	7,820	174
Marvell Technology Group Ltd. (a)(b)	8,072	165
Microchip Technology, Inc. (a)	6,307	178
ON Semiconductor Corp. (b)	13,675	109
Texas Instruments, Inc.	1,963	$48

		842

	Shares	Value* (000s)
Software—7.9%
Activision Blizzard, Inc. (a)	3,763	45
Adobe Systems, Inc. (a)(b)	4,652	165
Microsoft Corp. (a)	13,772	403
Oracle Corp. (a)	8,992	231
Rovi Corp. (b)	1,150	43
Salesforce.com, Inc. (a)(b)	560	42

		929

Specialty Retail—4.2%
Bed Bath & Beyond, Inc. (b)	1,103	48
Guess?, Inc.	1,110	52
Lowe’s Cos., Inc. (a)	5,973	145
O’Reilly Automotive, Inc. (b)	1,117	47
Ross Stores, Inc.	1,080	58
Urban Outfitters, Inc. (a)(b)	3,805	145

		495

Wireless Telecommunication Services—1.8%
American Tower Corp., Class A (a)(b)	2,605	111
Crown Castle International Corp. (b)	2,516	96

		207

Total Common Stock (cost—$9,107)		10,714

EXCHANGE-TRADED FUNDS—0.8%

Pharmaceutical HOLDRs Trust	835	56
SPDR Gold Trust	351	38

Total Exchange-Traded Funds (cost—$87)		94

SHORT TERM INVESTMENTS—13.4%

	Principal Amount (000s)
Repurchase Agreement—4.6%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $541; collateralized by Federal Home Loan Bank Discount Notes, zero coupon, due 4/9/10, valued at $555 (cost—$541)	$541	541

U.S. Treasury Bills—8.8%
0.01%-1.01%, 4/22/10- 5/13/10 (cost—$1,030)	1,030	1,030

Total Short Term Investments (cost—$1,571)		1,571

Schedule of Investments

RCM Strategic Growth Fund

March 31, 2010 (unaudited)

	Contracts	Value* (000s)
OPTIONS PURCHASED (b)—2.6%
Call Options—2.5%
Aetna, Inc. (CBOE),
strike price $31, expires 7/17/10	18	$9
Cameron International Corp. (CBOE),
strike price $45, expires 5/22/10	48	6
Cisco Systems, Inc. (CBOE),
strike price $24, expires 4/17/10	31	6
strike price $25, expires 1/22/11	107	32
Crown Castle International Corp. (CBOE),
strike price $40, expires 1/22/11	17	5
FMC Technologies, Inc. (CBOE),
strike price $70, expires 10/16/10	32	14
FTI Consulting, Inc. (CBOE),
strike price $50, expires 1/22/11	13	2
Hewlett-Packard Co. (CBOE),
strike price $50, expires 1/22/11	67	43
Human Genome Sciences, Inc. (CBOE),
strike price $30, expires 1/22/11	92	63
Intel Corp. (CBOE),
strike price $23, expires 4/17/10	144	4
Longtop Financial Technologies Ltd. (CBOE),
strike price $35, expires 9/18/10	35	11
Morgan Stanley (CBOE),
strike price $32.50, expires 1/22/11	38	9
Motorola, Inc. (CBOE),
strike price $9, expires 4/17/10	46	—	(c)
Navistar International Corp. (CBOE),
strike price $45, expires 1/22/11	68	44
Precision Castparts Corp. (CBOE),
strike price $125, expires 1/22/11	16	23
St. Jude Medical, Inc. (CBOE),
strike price $45, expires 5/22/10	50	2
Vertex Pharmaceuticals, Inc. (CBOE),
strike price $40, expires 1/22/11	24	18

		291

Put Options—0.1%
Powershares QQQ (CBOE),
strike price $46, expires 5/22/10	80	4
SPDR S&P 500 ETF Trust (CBOE),
strike price $115, expires 6/19/10	50	16

		20

Total Options Purchased (cost—$294)		311

Total Investments before options written and securities sold short (cost—$11,059)—108.0%		$12,690

	Contracts	Value* (000s)
OPTIONS WRITTEN (b)—(5.8)%
Call Options—(3.5)%
Adobe Systems, Inc. (CBOE),
strike price $35, expires 4/17/10	19	$(2)
Aetna, Inc. (CBOE),
strike price $38, expires 7/17/10	18	(2)
Alcon, Inc. (CBOE),
strike price $165, expires 8/21/10	7	(2)
Amazon.com, Inc. (CBOE),
strike price $100, expires 1/22/11	3	(12)
Apple, Inc. (CBOE),
strike price $270, expires 1/22/11	10	(14)
Autodesk, Inc. (CBOE),
strike price $30, expires 1/22/11	28	(9)
Brocade Communications Systems, Inc. (CBOE),
strike price $15, expires 1/22/11	90	— (c)
Cisco Systems, Inc. (CBOE),
strike price $26, expires 4/17/10	31	(1)
strike price $30, expires 1/22/11	107	(9)
Cooper Industries PLC (CBOE),
strike price $40, expires 7/17/10	30	(24)
Corning, Inc. (CBOE),
strike price $22, expires 8/21/10	18	(2)
Crown Castle International Corp. (CBOE),
strike price $45, expires 1/22/11	17	(2)
Discover Financial Services (CBOE),
strike price $15, expires 1/22/11	153	(30)
Exxon Mobil Corp. (CBOE),
strike price $65, expires 1/22/11	6	(3)
FMC Technologies, Inc. (CBOE),
strike price $80, expires 10/16/10	32	(5)
Freeport-McMoRan Copper & Gold, Inc. (CBOE),
strike price $60, expires 1/22/11	3	(8)
FTI Consulting, Inc. (CBOE),
strike price $60, expires 1/22/11	13	— (c)
Hewlett-Packard Co. (CBOE),
strike price $60, expires 1/22/11	67	(13)
Human Genome Sciences, Inc. (CBOE),
strike price $45, expires 1/22/11	92	(17)
Juniper Networks, Inc. (CBOE),
strike price $30, expires 1/22/11	26	(10)
Las Vegas Sands Corp. (CBOE),
strike price $20, expires 1/22/11	107	(56)
Microsoft Corp. (CBOE),
strike price $34, expires 7/17/10	52	(1)
Morgan Stanley (CBOE),
strike price $42.50, expires 1/22/11	38	(1)

Schedule of Investments

RCM Strategic Growth Fund

March 31, 2010 (unaudited)

	Contracts	Value* (000s)
Navistar International Corp. (CBOE),
strike price $60, expires 1/22/11	68	$(14)
Polycom, Inc. (CBOE),
strike price $20, expires 1/22/11	60	(70)
Precision Castparts Corp. (CBOE),
strike price $150, expires 1/22/11	16	(8)
QUALCOMM, Inc. (CBOE),
strike price $50, expires 1/22/11	13	(2)
Research In Motion Ltd. (CBOE),
strike price $70, expires 6/19/10	10	(8)
strike price $80, expires 1/22/11	8	(7)
SandRidge Energy, Inc. (CBOE),
strike price $10, expires 1/22/11	18	(2)
Seagate Technology LLC (CBOE),
strike price $20, expires 6/19/10	34	(3)
SPDR S&P 500 ETF Trust (CBOE),
strike price $124, expires 6/19/10	50	(4)
Thermo Fisher Scientific, Inc. (CBOE),
strike price $55, expires 9/18/10	32	(6)
Urban Outfitters, Inc. (CBOE),
strike price $17.50, expires 1/22/11	19	(39)
Vertex Pharmaceuticals, Inc. (CBOE),
strike price $50, expires 1/22/11	24	(9)
Weatherford International Ltd. (CBOE),
strike price $12.50, expires 1/22/11	29	(12)

		(407)

Put Options—(2.3)%
Abbott Laboratories (CBOE),
strike price $52.50, expires 4/17/10	26	(2)
Aetna, Inc. (CBOE),
strike price $29, expires 7/17/10	18	(1)
strike price $25, expires 1/22/11	20	(2)
Alcon, Inc. (CBOE),
strike price $140, expires 8/21/10	7	(1)
Amazon.com, Inc. (CBOE),
strike price $100, expires 1/22/11	10	(6)
strike price $105, expires 1/22/11	12	(8)
American Express Co. (CBOE),
strike price $40, expires 1/22/11	32	(13)
Apple, Inc. (CBOE),
strike price $140, expires 4/17/10	3	— (c)
strike price $160, expires 1/22/11	10	(4)
strike price $185, expires 1/22/11	16	(14)
Avon Products, Inc. (CBOE),
strike price $29, expires 10/16/10	70	(8)
Baidu, Inc. (CBOE),
strike price $260, expires 6/19/10	3	— (c)

	Contracts	Value* (000s)
Bank of America Corp. (CBOE),
strike price $12.50, expires 1/22/11	85	$(5)
strike price $15, expires 1/22/11	36	(4)
Cameron International Corp. (CBOE),
strike price $35, expires 1/22/11	48	(11)
Cardinal Health, Inc. (CBOE),
strike price $30, expires 1/22/11	18	(2)
Cisco Systems, Inc. (CBOE),
strike price $20, expires 1/22/11	107	(6)
strike price $21, expires 4/17/10	31	— (c)
Crown Castle International Corp. (CBOE),
strike price $30, expires 1/22/11	17	(2)
FedEx Corp. (CBOE),
strike price $75, expires 4/17/10	20	— (c)
FMC Technologies, Inc. (CBOE),
strike price $55, expires 10/10/10	32	(9)
Freeport-McMoRan Copper & Gold, Inc. (CBOE),
strike price $60, expires 1/22/11	7	(2)
FTI Consulting, Inc. (CBOE),
strike price $40, expires 1/22/11	13	(6)
Goldman Sachs Group, Inc. (CBOE),
strike price $165, expires 4/17/10	6	(1)
Hewlett-Packard Co. (CBOE),
strike price $40, expires 1/22/11	67	(7)
Human Genome Sciences, Inc. (CBOE),
strike price $15, expires 1/22/11	92	(9)
strike price $20, expires 1/22/11	92	(20)
Intel Corp. (CBOE),
strike price $18, expires 10/16/10	144	(7)
IntercontinentalExchange, Inc. (CBOE),
strike price $95, expires 6/19/10	5	(1)
InterOil Corp. (CBOE),
strike price $45, expires 1/22/11	10	(6)
KB Home (CBOE),
strike price $12.50, expires 4/17/10	80	— (c)
expires 1/22/11	73	(7)
Longtop Financial Technologies Ltd. (CBOE),
strike price $25, expires 9/18/10	35	(5)
Medco Health Solutions, Inc. (CBOE),
strike price $60, expires 1/22/11	4	(1)
Microsoft Corp. (CBOE),
strike price $27, expires 7/17/10	19	(1)
Morgan Stanley (CBOE),
strike price $27.50, expires 1/22/11	38	(11)
Navistar International Corp. (CBOE),
strike price $30, expires 10/16/10	51	(4)
strike price $30, expires 1/22/11	68	(9)

Schedule of Investments

RCM Strategic Growth Fund

March 31, 2010 (unaudited)

	Contracts	Value* (000s)
Peabody Energy Corp. (CBOE),
strike price $40, expires 1/22/11	26	$(10)
Powershares QQQ (CBOE),
strike price $42, expires 5/22/10	80	(1)
Precision Castparts Corp. (CBOE),
strike price $110, expires 1/22/11	16	(11)
QUALCOMM, Inc. (CBOE),
strike price $35, expires 7/17/10	60	(3)
Seagate Technology LLC (CBOE),
strike price $15, expires 6/19/10	34	(1)
SPDR S&P 500 ETF Trust (CBOE),
strike price $100, expires 6/19/10	50	(3)
strike price $110, expires 6/19/10	50	(8)
St. Jude Medical, Inc. (CBOE),
strike price $30, expires 1/22/11	20	(2)
strike price $35, expires 7/17/10	50	(3)
strike price $40, expires 7/17/10	49	(9)
Starwood Hotels & Resorts Worldwide, Inc. (CBOE),
strike price $25, expires 1/22/11	40	(2)
SunPower Corp. (CBOE),
strike price $15, expires 1/22/11	29	(5)
expires 1/21/12	29	(10)
Texas Instruments, Inc. (CBOE),
strike price $20, expires 1/22/11	43	(4)
Vertex Pharmaceuticals, Inc. (CBOE),
strike price $25, expires 1/22/11	24	(3)
Visa, Inc. (CBOE),
strike price $70, expires 6/19/10	32	(1)
Yahoo!, Inc. (CBOE),
strike price $15, expires 1/22/11	22	(2)

		(273)

Total Options Written (premiums received—$820)		(680)

SECURITIES SOLD SHORT—(4.1)%

	Shares
Exchange-Traded Funds—(4.1)%
Powershares QQQ	4,035	(195)
SPDR S&P 500 ETF Trust, Ser. 1	2,445	(286)

Total Securities Sold Short (proceeds received—$443)		(481)

Total Investments net of options written and securities sold short (cost—$9,796)—98.1%		11,529

Other assets less other liabilities—1.9%		223

Net Assets—100.0%		$11,752

Notes to Schedule of Investments:

(a)	All or partial amount segregated as collateral for options written and securities sold short.
(b)	Non-income producing.
(c)	Amount less than $500.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

ETF—Exchange-Traded Fund

Schedule of Investments

RCM Technology Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—87.4%
Auto Components—1.0%
Johnson Controls, Inc.	323,640	$10,677

Communications Equipment—14.7%
Adtran, Inc.	285,560	7,524
Blue Coat Systems, Inc. (c)	59,795	1,856
Ciena Corp. (c)	270,450	4,122
Cisco Systems, Inc. (c)	1,842,985	47,973
F5 Networks, Inc. (b)(c)	711,780	43,782
Finisar Corp. (c)	133,765	2,101
JDS Uniphase Corp. (c)	615,710	7,715
Juniper Networks, Inc. (b)(c)	610,975	18,745
Motorola, Inc. (c)	35,620	250
Polycom, Inc. (c)	214,925	6,572
Riverbed Technology, Inc. (c)	512,735	14,562
Tellabs, Inc.	804,800	6,092

		161,294

Computers & Peripherals—6.9%
Acer, Inc. GDR	6,210	91
Apple, Inc. (b)(c)	204,853	48,126
EMC Corp. (b)(c)	557,600	10,059
Hewlett-Packard Co.	173,975	9,247
HTC Corp.	18,150	212
NetApp, Inc. (c)	245,410	7,990

		75,725

Construction & Engineering—0.0%
Fluor Corp.	970	45

Diversified Telecommunication Services—0.2%
China Telecom Corp. Ltd. ADR	36,420	1,784

Electrical Equipment—2.7%
Canadian Solar, Inc. (c)	72,800	1,770
First Solar, Inc. (c)	14,490	1,777
SMA Solar Technology AG	13,550	1,662
Solarworld AG	2,050	31
SunPower Corp., Class B (c)	1,334,150	22,334
Suntech Power Holdings Co., Ltd. ADR (c)	89,555	1,255

		28,829

Electronic Equipment, Instruments & Components—4.1%
Amphenol Corp., Class A	245,010	10,337
Hitachi Ltd. (c)	4,499,000	16,739
Itron, Inc. (b)(c)	241,555	17,530

		44,606

Health Care Technology—1.6%
athenahealth, Inc. (c)	471,900	17,253

	Shares	Value* (000s)
Hotels, Restaurants & Leisure—0.8%
Ctrip.com International Ltd. ADR (c)	225,890	$8,855

Internet & Catalog Retail—6.4%
Amazon.com, Inc. (b)(c)	284,530	38,619
Expedia, Inc.	64,975	1,622
NetFlix, Inc. (b)(c)	411,080	30,313

		70,554

Internet Software & Services—11.4%
Akamai Technologies, Inc. (c)	612,400	19,235
Alibaba.com Ltd.	136,000	272
Baidu, Inc. ADR (b)(c)	71,572	42,728
eBay, Inc. (c)	918,870	24,764
Equinix, Inc. (b)(c)	69,276	6,743
Google, Inc., Class A (b)(c)	29,920	16,965
SINA Corp. (c)	25,665	967
Tencent Holdings Ltd.	108,683	2,176
WebMD Health Corp. (c)	156,935	7,279
Yahoo! Japan Corp.	10,340	3,772

		124,901

IT Services—6.2%
Accenture PLC, Class A	34,870	1,463
Cognizant Technology Solutions Corp., Class A (c)	553,600	28,223
MasterCard, Inc., Class A	43,000	10,922
Visa, Inc., Class A	301,960	27,487

		68,095

Semiconductors & Semiconductor Equipment—8.5%
Aixtron AG	190,605	6,851
Analog Devices, Inc.	771,340	22,230
Cree, Inc. (c)	59,740	4,195
Cypress Semiconductor Corp. (c)	810,490	9,321
Epistar Corp.	920,000	3,056
Fairchild Semiconductor International, Inc. (c)	73,430	782
Infineon Technologies AG (c)	78,096	541
Intel Corp.	854,275	19,016
Lam Research Corp. (c)	83,000	3,098
ON Semiconductor Corp. (c)	2,032,030	16,256
Seoul Semiconductor Co., Ltd.	186,821	7,197
Taiwan Semiconductor Manufacturing Co., Ltd.	486,923	943

		93,486

Software—20.8%
Activision Blizzard, Inc.	168,970	2,038
Adobe Systems, Inc. (c)	166,870	5,902
AsiaInfo Holdings, Inc. (c)	155,390	4,115
Autodesk, Inc. (c)	58,740	1,728
Autonomy Corp. PLC (c)	117,340	3,243

Schedule of Investments

RCM Technology Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
Concur Technologies, Inc. (c)	39,775	$1,631
Informatica Corp. (c)	544,155	14,616
Intuit, Inc. (c)	446,040	15,317
Longtop Financial Technologies Ltd. ADR (c)	242,368	7,807
McAfee, Inc. (c)	196,035	7,867
Microsoft Corp. (b)	1,122,175	32,846
Misys PLC (c)	189,765	698
Nuance Communications, Inc. (c)	116,900	1,945
Oracle Corp. (b)	2,091,280	53,725
Red Hat, Inc. (c)	27,005	790
Salesforce.com, Inc. (b)(c)	522,618	38,909
SuccessFactors, Inc. (c)	949,100	18,071
Symantec Corp. (c)	100	2
TIBCO Software, Inc. (c)	997,460	10,763
Vmware, Inc., Class A (c)	118,000	6,289

		228,302

Wireless Telecommunication Services—2.1%
American Tower Corp., Class A (c)	36,325	1,548
Bharti Airtel Ltd.	138,625	968
Crown Castle International Corp. (c)	20,300	776
SBA Communications Corp., Class A (c)	532,195	19,196
Softbank Corp.	17,000	420

		22,908

Total Common Stock (cost—$743,055)		957,314

	Principal Amount (000s)

Repurchase Agreement—6.3%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $69,248; collateralized by Fannie Mae Discount Notes, zero coupon, due 4/21/10, valued at $35,000; Federal Home Loan Bank Discount Notes, zero coupon, due 4/9/10, valued at $11,105; and Federal Home Loan Bank Discount Notes, zero coupon, due 4/23/10, valued at $24,530 (cost—$69,248)	$69,248	69,248

	Contracts	Value* (000s)

OPTIONS PURCHASED (c)—5.1%
Call Options—4.9%
Activision Blizzard, Inc. (CBOE),
strike price $15, expires 1/22/11	31,240	$1,500
Adobe Systems, Inc. (CBOE),
strike price $35, expires 7/17/10	5,000	1,150
Amazon.com, Inc. (CBOE),
strike price $135, expires 1/22/11	1,028	1,927
American Tower Corp. (CBOE),
strike price $40, expires 1/22/11	6,000	3,540
Apple, Inc. (CBOE),
strike price $220, expires 1/22/11	800	2,886
expires 1/21/12	1,170	6,213
Cisco Systems, Inc. (CBOE),
strike price $26, expires 5/22/10	8,000	728
strike price $27.50, expires 1/22/11	8,000	1,368
strike price $30, expires 1/21/12	6,700	1,487
Equinix, Inc. (CBOE),
strike price $75, expires 1/22/11	660	1,713
Google, Inc. (CBOE),
strike price $570, expires 9/18/10	720	2,808
Hewlett-Packard Co. (CBOE),
strike price $50
expires 5/22/10	7,600	2,964
expires 1/22/11	12,300	7,933
Longtop Financial Technologies Ltd. (CBOE),
strike price $35, expires 9/18/10	4,470	1,386
Microsoft Corp. (CBOE),
strike price $27.50, expires 1/22/11	26,000	8,970
Monsanto Co. (CBOE),
strike price $90, expires 1/22/11	700	117
Riverbed Technology, Inc. (CBOE),
strike price $25, expires 1/22/11	6,400	4,096
SanDisk Corp. (CBOE),
strike price $34, expires 7/17/10	8,000	3,200

		53,986

Put Options—0.2%
Autodesk, Inc. (CBOE),
strike price $28, expires 7/17/10	4,800	600
Dolby Laboratories, Inc. (CBOE),
strike price $55, expires 6/19/10	4,000	630
Powershares QQQ (CBOE),
strike price $46, expires 5/22/10	19,832	1,091
QUALCOMM, Inc. (CBOE),
strike price $39, expires 4/17/10	5,200	62

		2,383

Total Options Purchased (cost—$46,791)		56,369

Schedule of Investments

RCM Technology Fund

March 31, 2010 (unaudited)

	Contracts	Value* (000s)
Total Investments before options written and securities sold short (cost—$859,094)—98.8%		$1,082,931

OPTIONS WRITTEN (c)—(3.2)%

Call Options—(1.3)%
Akamai Technologies, Inc. (CBOE),
strike price $33, expires 8/21/10	2,500	(590)
Baidu, Inc. (CBOE),
strike price $560, expires 6/19/10	100	(635)
strike price $600, expires 6/19/10	350	(1,502)
Cognizant Technology Solutions Corp. (CBOE),
strike price $55, expires 7/17/10	2,500	(412)
Cypress Semiconductor Corp. (CBOE),
strike price $13, expires 6/19/10	7,313	(219)
eBay, Inc. (CBOE),
strike price $28, expires 7/17/10	4,000	(560)
Equinix, Inc. (CBOE),
strike price $100, expires 6/19/10	660	(290)
strike price $105, expires 9/18/10	386	(176)
F5 Networks, Inc. (CBOE),
strike price $70, expires 5/22/10	2,000	(180)
Google, Inc. (CBOE),
strike price $630, expires 6/19/10	200	(140)
Hewlett-Packard Co. (CBOE),
strike price $60, expires 1/22/11	12,300	(2,331)
Johnson Controls, Inc. (CBOE),
strike price $33, expires 7/17/10	2,183	(404)
Mastercard, Inc. (CBOE),
strike price $260, expires 4/17/10	623	(159)
NetApp, Inc. (CBOE),
strike price $33, expires 6/19/10	1,975	(306)
NetFlix, Inc. (CBOE),
strike price $70, expires 6/19/10	1,930	(1,583)
Riverbed Technology, Inc. (CBOE),
strike price $30, expires 6/19/10	6,800	(1,020)
Salesforce.com, Inc. (CBOE),
strike price $80, expires 5/22/10	2,300	(414)
SanDisk Corp. (CBOE),
strike price $40, expires 7/17/10	8,000	(1,200)
Visa, Inc. (CBOE),
strike price $85, expires 6/19/10	2,113	(1,627)
Vmware, Inc. (CBOE),
strike price $55, expires 7/17/10	880	(264)

		(14,012)

	Contracts	Value* (000s)
Put Options—(1.9)%
Activision Blizzard, Inc. (CBOE),
strike price $10, expires 1/22/11	31,240	$(1,812)
Adobe Systems, Inc. (CBOE),
strike price $30, expires 7/17/10	5,000	(238)
Amazon.com, Inc. (CBOE),
strike price $100, expires 1/22/11	1,028	(555)
American Tower Corp. (CBOE),
strike price $35, expires 1/22/11	7,280	(1,001)
Apple, Inc. (CBOE),
strike price $175, expires 1/22/11	800	(524)
strike price $180, expires 1/21/12	770	(1,321)
strike price $190, expires 1/21/12	400	(830)
Autodesk, Inc. (CBOE),
strike price $24, expires 7/17/10	4,800	(156)
Cisco Systems, Inc. (CBOE),
strike price $21, expires 4/17/10	10,000	(20)
strike price $22.50, expires 1/22/11	8,000	(840)
strike price $25, expires 1/21/12	6,700	(1,910)
Ctrip.com International Ltd. (CBOE),
strike price $29, expires 6/19/10	3,040	(107)
Dolby Laboratories, Inc. (CBOE),
strike price $50, expires 6/19/10	4,000	(200)
eBay, Inc. (CBOE),
strike price $21, expires 4/17/10	18,000	(36)
Electronic Arts, Inc. (CBOE),
strike price $15, expires 6/19/10	2,530	(37)
Equinix, Inc. (CBOE),
strike price $55, expires 1/22/11	660	(56)
Google, Inc. (CBOE),
strike price $510, expires 6/19/10	600	(444)
strike price $520, expires 9/18/10	720	(1,390)
Hewlett-Packard Co. (CBOE),
strike price $40, expires 1/22/11	12,300	(1,279)
strike price $42, expires 5/22/10	13,600	(129)
Itron, Inc. (CBOE),
strike price $55, expires 8/21/10	1,600	(148)
Longtop Financial Technologies Ltd. (CBOE),
strike price $25, expires 9/18/10	4,470	(604)
Mastercard, Inc. (CBOE),
strike price $210, expires 7/17/10	500	(132)
Microsoft Corp. (CBOE),
strike price $22.50, expires 1/22/11	40,600	(2,801)
Monsanto Co. (CBOE),
strike price $70, expires 1/22/11	700	(483)
Motorola, Inc. (CBOE),
strike price $5, expires 1/22/11	42,600	(852)
Polycom, Inc. (CBOE),
strike price $20, expires 7/17/10	2,014	(30)

Schedule of Investments

RCM Technology Fund

March 31, 2010 (unaudited)

	Contracts	Value* (000s)
Powershares QQQ (CBOE),
strike price $42, expires 5/22/10	19,832	$(297)
QUALCOMM, Inc. (CBOE),
strike price $34, expires 4/17/10	5,200	(16)
Riverbed Technology, Inc. (CBOE),
strike price $20, expires 1/22/11	6,400	(752)
Sohu.com, Inc. (CBOE),
strike price $45, expires 6/19/10	663	(56)
strike price $50, expires 6/19/10	1,500	(285)
SunPower Corp. (CBOE),
strike price $20, expires 6/19/10	7,287	(1,712)

		(21,053)

Total Options Written (premiums received—$62,228)		(35,065)

SECURITIES SOLD SHORT—(11.8)%

	Shares
Chemicals—(0.4)%
Monsanto Co.	58,200	(4,157)
Mosaic Co.	100	(6)

		(4,163)

Computers & Peripherals—(1.3)%
Seagate Technology (c)	256,800	(4,735)
Toshiba Corp. (c)	964,000	(4,989)
Western Digital Corp. (c)	120,700	(4,706)

		(14,430)

Electrical Equipment—(1.9)%
Q-Cells SE (c)	37,395	(372)
SunPower Corp., Class A (c)	1,062,200	(20,076)

		(20,448)

Exchange-Traded Funds—(5.1)%
iShares MSCI Emerging Markets Index Fund	848,200	(35,726)
Powershares QQQ	130,080	(6,267)
SPDR S&P 500 ETF Trust, Ser. 1	123,400	(14,437)

		(56,430)

Internet Software & Services—(1.0)%
Sohu.com, Inc. (c)	209,185	(11,421)

Semiconductors & Semiconductor Equipment—(2.1)%
Applied Materials, Inc.	296,080	(3,991)
ASML Holding NV	100	(4)
RF Micro Devices, Inc. (c)	873,500	(4,350)
Skyworks Solutions, Inc. (c)	412,600	(6,436)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	734,200	(7,702)

		(22,483)

Total Securities Sold Short (proceeds received—$127,514)		(129,375)

Value* (000s)
Total Investments net of options written and securities sold short (cost—$669,352) (a)—83.8%	$918,491

Other assets less other liabilities—16.2%	177,384

Net Assets—100.0%	$1,095,875

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $43,420, representing 4.0% of net assets, were valued utilizing modeling tools provided by a third- party vendor.
(b)	All or partial amount segregated as collateral for options written and securities sold short.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

ETF—Exchange Traded Fund

GDR—Global Depositary Receipt

Schedule of Investments

RCM Wellness Fund

March 31, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.0%

Biotechnology—14.4%
Amylin Pharmaceuticals, Inc. (c)	33,750	$759
Celgene Corp. (c)	43,390	2,688
Human Genome Sciences, Inc. (c)	214,100	6,466
Keryx Biopharmaceuticals, Inc. (c)	523,642	1,435
Momenta Pharmaceuticals, Inc. (c)	45,300	678
Onyx Pharmaceuticals, Inc. (c)	62,385	1,889
OSI Pharmaceuticals, Inc. (c)	28,390	1,691
Pharmasset, Inc. (c)	51,620	1,383
United Therapeutics Corp. (c)	24,375	1,349
Vertex Pharmaceuticals, Inc. (c)	33,300	1,361

		19,699

Food & Staples Retailing—2.1%
CVS Caremark Corp.	80,700	2,950

Food Products—4.9%
Astra Agro Lestari Tbk PT	550,000	1,484
Danone	34,375	2,070
General Mills, Inc.	20,600	1,458
Kuala Lumpur Kepong Bhd.	333,400	1,705

		6,717

Health Care Equipment & Supplies—14.3%
Alcon, Inc.	21,760	3,516
Cie Generale d’Optique Essilor International S.A.	26,440	1,688
Edwards Lifesciences Corp. (c)	39,200	3,876
Inverness Medical Innovations, Inc. (c)	33,100	1,289
MAKO Surgical Corp. (c)	49,000	661
NuVasive, Inc. (c)	45,570	2,060
St. Jude Medical, Inc. (c)	66,900	2,746
Volcano Corp. (c)	65,400	1,580
Zimmer Holdings, Inc. (c)	38,100	2,256

		19,672

Health Care Providers & Services—26.2%
Aetna, Inc.	134,040	4,706
Cardinal Health, Inc.	133,600	4,814
Community Health Systems, Inc. (c)	54,400	2,009
Express Scripts, Inc. (b)(c)	105,000	10,685
Fresenius Medical Care AG & Co. KGaA	28,230	1,590
McKesson Corp.	56,700	3,726
Medco Health Solutions, Inc. (c)	38,100	2,460
UnitedHealth Group, Inc.	183,200	5,985

		35,975

Health Care Technology—0.7%
athenahealth, Inc. (c)	24,680	902

Life Sciences Tools & Services—8.7%
Illumina, Inc. (c)	35,235	1,371

	Shares	Value* (000s)
Life Technologies Corp. (c)	46,000	$2,404
Mettler Toledo International, Inc. (c)	19,700	2,151
Qiagen NV (c)	92,410	2,124
Thermo Fisher Scientific, Inc. (c)	76,100	3,915

		11,965

Personal Products—1.0%
Herbalife Ltd.	30,200	1,393

Pharmaceuticals—21.6%
Abbott Laboratories	103,200	5,437
Allergan, Inc.	70,700	4,618
Bayer AG	46,065	3,113
Mylan, Inc. (c)	74,600	1,694
Perrigo Co.	27,600	1,621
Pfizer, Inc.	184,400	3,162
Sanofi-Aventis S.A.	27,075	2,020
Shire PLC	199,450	4,396
Teva Pharmaceutical Industries Ltd. ADR	56,130	3,541

		29,602

Specialty Retail—0.8%
Vitamin Shoppe, Inc. (c)	49,220	1,105

Textiles, Apparel & Luxury Goods—3.3%
Adidas AG	24,730	1,322
Lululemon Athletica, Inc. (c)	40,900	1,697
Nike, Inc., Class B	20,200	1,485

		4,504

Total Common Stock (cost—$107,847)		134,484

	Principal Amount (000s)
Repurchase Agreement—2.0%
State Street Bank & Trust Co., dated 3/31/10, 0.01%, due 4/1/10, proceeds $2,698; collateralized by Fannie Mae, 1.722%, due 5/10/11, valued at $2,756 including accrued interest (cost—$2,698)	$2,698	2,698

Schedule of Investments

RCM Wellness Fund

March 31, 2010 (unaudited)

	Contracts	Value* (000s)
OPTIONS PURCHASED (c)—0.2%
Call Options—0.2%
Aetna, Inc. (CBOE),
strike price $31, expires 7/17/10	464	$239
St. Jude Medical, Inc. (CBOE),
strike price $45, expires 5/22/10	1,181	47

Total Options Purchased (cost—$199)		286

Total Investments before options written (cost—$110,744)—100.2%		137,468

OPTIONS WRITTEN (c)—(0.2)%

Call Options—(0.1)%
Aetna, Inc. (CBOE),
strike price $38, expires 7/17/10	464	(64)

Put Options—(0.1)%
Aetna, Inc. (CBOE),
strike price $25, expires 1/22/11	520	(46)
strike price $29, expires 7/17/10	464	(29)
Medco Health Solutions, Inc. (CBOE),
strike price $60, expires 1/22/11	112	(41)
St. Jude Medical, Inc. (CBOE),
strike price $35, expires 7/17/10	1,181	(65)

		(181)

Total Options Written (premiums received—$399)		(245)

Total Investments net of options written (cost—$110,345) (a)—100.0%		137,223

Other assets less other liabilities—0.0%		11

Net Assets—100.0%		$137,234

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $19,388, representing 14.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	All or partial amount segregated as collateral for options written.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that each Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest                 rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Funds to measure fair value during the nine months ended March 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Funds utilized the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation and multi- dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at March 31, 2010 in valuing the Funds’ assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 3/31/10
CCM Capital Appreciation:
Investments in Securities - Assets
Common Stock	$914,128	—	—		$914,128
Repurchase Agreement	—	$10,085	—		10,085

Total Investments	$914,128	$10,085	—		$924,213

CCM Emerging Companies:
Investments in Securities - Assets
Common Stock	$76,152	—	—		$76,152
Repurchase Agreement	—	$2,914	—		2,914

Total Investments	$76,152	$2,914	—		$79,066

CCM Focused Growth:
Investments in Securities - Assets
Common Stock	$45,947	—	—		$45,947
Repurchase Agreement	—	$1,079	—		1,079

Total Investments	$45,947	$1,079	—		$47,026

CCM Mid-Cap:
Investments in Securities - Assets
Common Stock	$789,742	—	—		$789,742

Total Investments	$789,742	—	—		$789,742

NACM Emerging Markets Opportunities:
Investments in Securities - Assets
Common Stock:
Brazil	$15,971	—	—		$15,971
Chile	176	—	—		176
Hong Kong	508	$3,827	—		4,335
Israel	2,927	—	—		2,927
Kuwait	—	—	$82		82
Mexico	2,757	—	—		2,757
Panama	1,021	—	—		1,021
Russia	7,117	3,145	—		10,262
Singapore	1,079	728	—		1,807
United Kingdom	756	464	—		1,220
All Other	—	79,985	—		79,985
Preferred Stock	5,258	—	—		5,258

Total Investments	$37,570	$88,149	$82		$125,801

NACM Global:
Investments in Securities - Assets
Common Stock:
Brazil	$1,757	—	—		$1,757
Canada	764	—	—		764
China	—	$1,503	—	(a)	1,503
Israel	656	—	—		656
United States	19,467	—	—		19,467
All Other	—	21,633	—		21,633
Preferred Stock	—	681	—		681
Repurchase Agreement	—	1,123	—		1,123

Total Investments	$22,644	$24,940	—	(a)	$47,584

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 3/31/10
NACM Growth:
Investments in Securities - Assets
Common Stock	$44,288	—	—		$44,288
Repurchase Agreement	—	$1,124	—		1,124

Total Investments	$44,288	$1,124	—		$45,412

NACM Income & Growth:
Investments in Securities - Assets
Corporate Bonds & Notes:
Commercial Services	$737	$1,421	—		$2,158
All Other	—	35,012	—		35,012
Common Stock	36,672	—	—		36,672
Convertible Bonds:
Pharmaceuticals	615	768	—		1,383
Technology	747	3,663	—		4,410
All Other	—	17,967	—		17,967
Convertible Preferred Stock:
Consumer Discretionary	—	452	—		452
Consumer Finance	—	569	—		569
Financial Services	—	—	$43		43
Food Products	589	362	—		951
Insurance	427	568	—		995
Oil & Gas	—	951	—		951
Real Estate Investment Trust	597	665	—		1,262
Utilities	—	444	—		444
All Other	6,022	—	—		6,022
Short-Term Investments	—	11,943	—		11,943

Total Investments in Securities - Assets	$46,406	$74,785	$43		$121,234

Investments in Securities - Liabilities
Options Written, at value	$(65)	—	—		$(65)

Total Investments	$46,341	$74,785	$43		$121,169

NACM International:
Investments in Securities - Assets
Common Stock:
Israel	$2,006	—	—		$2,006
All Other	—	$122,938	—		122,938
Preferred Stock	—	2,221	—		2,221
Repurchase Agreement	—	7,327	—		7,327

Total Investments	$2,006	$132,486	—		$134,492

NACM Mid-Cap Growth:
Investments in Securities - Assets
Common Stock	$6,554	—	—		$6,554
Repurchase Agreement	—	$198	—		198

Total Investments	$6,554	$198	—		$6,752

NACM Pacific Rim:
Investments in Securities - Assets
Common Stock:
Australia	$932	$34,855	—		$35,787
China	1,373	7,608	—		8,981
Japan	2,040	86,277	—		88,317
Taiwan	2,227	1,957	—		4,184
United Kingdom	2,566	564	—		3,130
All Other	—	27,393	—		27,393
Repurchase Agreement	—	5,986	—		5,986

Total Investments	$9,138	$164,640	—		$173,778

NFJ All-Cap Value:
Investments in Securities - Assets
Common Stock:
Oil, Gas & Consumable Fuels	$3,666	—	—	(a)	$3,666
All Other	17,265	—	—		17,265
Preferred Stock	—	—	—	(a)	—	(a)
Repurchase Agreement	—	$332	—		332

Total Investments	$20,931	$332	—	(a)	$21,263

NFJ Dividend Value:
Investments in Securities - Assets
Common Stock	$6,446,745	—	—		$6,446,745
Repurchase Agreement	—	$90,545	—		90,545

Total Investments	$6,446,745	$90,545	—		$6,537,290

NFJ International Value:
Investments in Securities - Assets
Common Stock	$1,473,474	—	—		$1,473,474
Repurchase Agreement	—	$69,411	—		69,411

Total Investments	$1,473,474	$69,411	—		$1,542,885

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 3/31/10
NFJ Large-Cap Value:
Investments in Securities - Assets
Common Stock	$1,250,897	—	—		$1,250,897
Repurchase Agreement	—	$11,868	—		11,868

Total Investments	$1,250,897	$11,868	—		$1,262,765

NFJ Mid-Cap Value:
Investments in Securities - Assets
Common Stock	$10,683	—	—		$10,683
Repurchase Agreement	—	$1,167	—		1,167

Total Investments	$10,683	$1,167	—		$11,850

NFJ Renaissance:
Investments in Securities - Assets
Common Stock	$812,426	—	—		$812,426
Repurchase Agreement	—	$7,677	—		7,677

Total Investments	$812,426	$7,677	—		$820,103

NFJ Small-Cap Value:
Investments in Securities - Assets
Common Stock	$6,147,560	—	—		$6,147,560
Mutual Fund	62,318	—	—		62,318
Repurchase Agreement	—	$310,321	—		310,321

Total Investments	$6,209,878	$310,321	—		$6,520,199

OCC Growth:
Investments in Securities - Assets
Common Stock	$711,059	—	—		$711,059
Warrants	9,510	—	—		9,510
Repurchase Agreement	—	$757	—		757

Total Investments	$720,569	$757	—		$721,326

OCC Opportunity:
Investments in Securities - Assets
Common Stock:
Transportation Infrastructure	$5,196	$2,177	—		$7,373
All Other	270,654	—	—		270,654
Repurchase Agreement	—	2,156	—		2,156

Total Investments	$275,850	$4,333	—		$280,183

OCC Target:
Investments in Securities - Assets
Common Stock	$342,310	—	—		$342,310
Repurchase Agreement	—	$3,914	—		3,914

Total Investments	$342,310	$3,914	—		$346,224

RCM Disciplined International Equity:
Investments in Securities - Assets
Common Stock:
Brazil	$450	—	—		$450
All Other	—	$44,753	—		44,753

Total Investments	$450	$44,753	—		$45,203

RCM Global Resources:
Investments in Securities - Assets
Common Stock:
Australia	—	$690	—		$690
France	—	716	—		716
Luxembourg	—	1,076	—		1,076
United Kingdom	$901	3,340	—		4,241
All Other	35,178	—	—		35,178
Repurchase Agreement	—	1,520	—		1,520

Total Investments	$36,079	$7,342	—		$43,421

RCM Global Small-Cap:
Investments in Securities - Assets
Common Stock:
Australia	—	$608	—		$608
Austria	—	1,518	—		1,518
China	—	522	—	(a)	522
Denmark	—	587	—		587
Finland	—	645	—		645
France	—	535	—		535
Germany	—	2,468	—		2,468
Hong Kong	—	691	—		691
Ireland	$317	484	—		801
Japan	—	6,528	—		6,528
Korea (Republic of)	—	1,683	—		1,683
Netherlands	398	1,918	—		2,316
Philippines	—	1,440	—		1,440
Russia	861	686	—		1,547
Singapore	—	995	—		995
Spain	—	1,684	—		1,684
Sweden	437	2,188	—		2,625
Switzerland	—	2,527	—		2,527
Thailand	—	479	—		479
United Kingdom	—	7,892	—		7,892
All Other	40,357	—	—		40,357
Repurchase Agreement	—	1,106	—		1,106

Total Investments	$42,370	$37,184	—	(a)	$79,554

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/10
RCM Large-Cap Growth:
Investments in Securities - Assets
Common Stock	$429,062	—	—	$429,062
Repurchase Agreement	—	$12,609	—	12,609
Options Purchased	1,654	—	—	1,654

Total Investments in Securities - Assets	$430,716	$12,609	—	$443,325

Investments in Securities - Liabilities
Options Written, at value	$(3,412)	—	—	$(3,412)

Total Investments	$427,304	$12,609	—	$439,913

RCM Mid-Cap:
Investments in Securities - Assets
Common Stock	$55,191	—	—	$55,191
Repurchase Agreement	—	$478	—	478

Total Investments	$55,191	$478	—	$55,669

RCM Strategic Growth:
Investments in Securities - Assets
Common Stock	$10,714	—	—	$10,714
Exchange-Traded Funds	94	—	—	94
Short-Term Investments	—	$1,571	—	1,571
Options Purchased	311	—	—	311

Total Investments in Securities - Assets	$11,119	$1,571	—	$12,690

Investments in Securities - Liabilities
Options Written, at value	$(679)	$(1)	—	$(680)
Securities Sold Short, at value	(481)	—	—	(481)

Total Investments in Securities - Liabilities	$(1,160)	$(1)	—	$(1,161)

Total Investments	$9,959	$1,570	—	$11,529

RCM Technology:
Investments in Securities - Assets
Common Stock:
Computers & Peripherals	$75,513	$212	—	$75,725
Electrical Equipment	27,136	1,693	—	28,829
Electronic Equipment, Instruments & Components	27,867	16,739	—	44,606
Internet Software & Services	118,681	6,220	—	124,901
Semiconductors & Semiconductor Equipment	74,898	18,588	—	93,486
Software	224,361	3,941	—	228,302
Wireless Telecommunication Services	21,520	1,388	—	22,908
All Other	338,557	—	—	338,557
Repurchase Agreement	—	69,248	—	69,248
Options Purchased	56,369	—	—	56,369

Total Investments in Securities - Assets	$964,902	$118,029	—	$1,082,931

Investments in Securities - Liabilities
Options Written, at value	$(35,009)	$(56)	—	$(35,065)
Securities Sold Short, at value:
Computers & Peripherals	(9,441)	(4,989)	—	(14,430)
Electrical Equipment	(20,076)	(372)	—	(20,448)
All Other	(94,497)	—	—	(94,497)

Total Investments in Securities - Liabilities	$(159,023)	$(5,417)	—	$(164,440)

Total Investments	$805,879	$112,612	—	$918,491

RCM Wellness:
Investments in Securities - Assets
Common Stock:
Food Products	$1,458	$5,259	—	$6,717
Health Care Equipment & Supplies	17,984	1,688	—	19,672
Health Care Providers & Services	34,385	1,590	—	35,975
Pharmaceuticals	20,073	9,529	—	29,602
Textiles, Apparel & Luxury Goods	3,182	1,322	—	4,504
All Other	38,014	—	—	38,014
Repurchase Agreement	—	2,698	—	2,698
Options Purchased	286	—	—	286

Total Investments in Securities - Assets	$115,382	$22,086	—	$137,468

Investments in Securities - Liabilities
Options Written, at value	$(245)	—	—	$(245)

Total Investments	$115,137	$22,086	—	$137,223

(a)	amount less than $500.

There were no significant transfers into and out of Levels 1 and 2 during the nine months ended March 31, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended March 31, 2010, was as follows (amounts in thousands):

	Beginning Balance 6/30/09		Net Purchases (Sales) and Settlements	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 3/31/10
NACM Emerging Markets Opportunities:
Investments in Securities - Assets
Common Stock:
Korea (Republic of)	$267		$(235)	$12	$(44)	—	—	—
Kuwait	80		135	—	(133)	—	—	$82

Total Investments	$347		$(100)	$12	$(177)	—	—	$82

The net change in unrealized appreciation/depreciation of investments which NACM Emerging Markets Opportunities held at March 31, 2010 was $(133).

NACM Global:
Investments in Securities - Assets
Common Stock:
China	—	(a)	$299	—	$(299)	—	—	—	(a)
Kuwait	$41		(31)	$(386)	376	—	—	—

Total Investments	$41		$268	$(386)	$77	—	—	—	(a)

(a) amount less than $500. The net change in unrealized appreciation/depreciation of investments which NACM Global held at March 31, 2010 was $(299).

NACM Income & Growth:
Investments in Securities - Assets
Convertible Preferred Stock:
Financial Services	$43		—	—	—	—	—	$43

Investments in Securities - Liabilities
Options Written, at value	$(55)		—	$81	$(26)	—	—	—

Total Investments	$(12)		—	$81	$(26)	—	—	$43

There was no net change in unrealized appreciation/depreciation of investments which NACM Income & Growth held at March 31, 2010.
NACM International:
Investments in Securities - Assets
Rights:
Australia	$7		—	—	$(7)	—	—	—

Total Investments	$7		—	—	$(7)	—	—	—

NFJ All-Cap Value:
Investments in Securities - Assets
Common Stock:
Oil, Gas & Consumable Fuels	$34		—	—	$(34)	—	—	—	(a)
Preferred Stock:
Oil, Gas & Consumable Fuels	101		—	—	(101)	—	—	—	(a)

Total Investments	$135		—	—	$(135)	—	—	—	(a)

(a) amount less than $500. The net change in unrealized appreciation/depreciation of investments which NFJ All-Cap Value held at March 31, 2010 was $(135).

RCM Global Small-Cap:
Investments in Securities - Assets
Common Stock:
China	—	(a)	—	—	—	—	—	—	(a)

Total Investments	—	(a)	—	—	—	—	—	—	(a)

(a) amount less than $500.

RCM Wellness:
Investments in Securities - Assets
Rights:
Food Products	$81		$(74)	$74	$(81)	—	—	—

Total Investments	$81		$(74)	$74	$(81)	—	—	—

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development occurs that may significantly impact the value of a security are fair valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. Each Fund’s NAV is determined as of the close of regular trading (normally 4:00 p.m., Eastern time) on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/S/ E. BLAKE MOORE, JR.
President & Chief Executive Officer

Date: May 25, 2010

By:	/S/ BRIAN S. SHLISSEL
Treasurer, Principal Financial & Accounting Officer

Date: May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ E. BLAKE MOORE, JR.
President & Chief Executive Officer

Date: May 25, 2010

By:	/S/ BRIAN S. SHLISSEL
Treasurer, Principal Financial & Accounting Officer

Date: May 25, 2010